                                                                   JUNE 30, 2001


What if [LOGO]
FINANCIAL


                    VAN NESS FUNDS SEMI-ANNUAL REPORT

                    . Van Ness S&P 500 INDEX FUND
                    . Van Ness EXTENDED MARKET INDEX FUND
                    . Van Ness INTERNATIONAL INDEX FUND
                    . Van Ness TOTAL BOND INDEX FUND
                    . Van Ness MONEY MARKET FUND


CONTENTS

I.         Letter from the President                                                    2

II.        Financial Statements - Van Ness Funds                                        3
           Statements of Assets, Liabilities, Operations,
           Change in Net Assets and Financial Highlights

III.       Notes to Financial Statements for Van Ness Funds                             13

IV.        Financial Statements - Master Investment Portfolio                           17

V.         Notes to Financial Statements for Master Investment Portfolio                108

LETTER FROM THE PRESIDENT

Dear Shareholder:

Market conditions during the first six months of 2001 highlighted the value of diversifying one's investments. The bear market for equities continued in the U.S. and overseas, with all major equity markets down year-to-date. In contrast, fixed income investments generated positive returns and served to help stabilize investors' portfolios.

Our benchmark indices performed as follows during the first six months of 2001:

                      Index                     Return through
                                                    6/30/01
       --------------------------------------------------------
       S & P 500 Index                               -6.7%
       Wilshire 4500 Index                           -4.0%
       MSCI EAFE Index                              -14.4%
       LB Govt/Credit Index                          +3.5%
       US 3 mo T-Bill Index                          +2.5%

As we reflect on the year 2001 to date, now more than ever it is important to keep the market performance in perspective. If you remain focused on your long-term goals, you know that a single year is not significant to your investing plans. We continue to believe that the Van Ness Funds combined with our Investment Profile tool provide an excellent approach to diversification. We encourage all investors to revisit their investment goals, time horizon, and risk appetite at least once a year or as your circumstances change.

We appreciate your confidence in our funds and look forward to continuing to help you meet your goals.

Harris Fricker
President

The Van Ness Funds are designed to track the Standard and Poor's 500 ("S&P 500") Index, the Wilshire 4500 Index, the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, the Lehman Brothers Government/Credit Bond Index, and the U.S. 3 Month Treasury Bill Index. These funds together with the Money Market Fund make up a global diverse set of market investments and have performed as predicted against the underlying benchmarks.

*The S&P 500 Index is an unmanaged index that is generally representative of the U.S. stock market as a whole. Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as National Market System-traded foreign common stocks and ADRs. The MSCI EAFE Index is an unmanaged index that measures performance of a diverse range of developed countries in the indicated regions. The U.S. 3 Month Treasury Bill Index tracks the investment returns paid on U.S. Treasury Bills maturing in 90 days.

FINANCIAL STATEMENTS- Van Ness FUNDS

Van Ness Funds
S & P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2001
(Unaudited)

Assets:
Investment in Master Portfolio at value (Note 2)                                                         $     44,255
                                                                                                         ------------
  Total Assets                                                                                                 44,255

Liabilities:
Accrued expenses and other liabilities:
  Distributions payable to shareholders                                              $         81
  Investment advisory fees                                                                     77
                                                                                     ------------
  Total Liabilities                                                                                               158
                                                                                                         ------------
Net Assets                                                                                               $     44,097
                                                                                                         ============

Net Assets:
Capital                                                                                                  $     50,924
Accumulated net realized gains from investments                                                                   655
Unrealized depreciation from investments                                                                       (7,482)
                                                                                                         ------------
Net Assets                                                                                               $     44,097
                                                                                                         ============

Net Assets                                                                                               $     44,097
Shares                                                                                                          5,328
Net asset value, offering price
  and redemption price per share*                                                                        $       8.28
                                                                                                         ============

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within The Van Ness Funds.


Statement of Operations

For the six months ended June 30, 2001
(Unaudited)

Investment Income allocated from Master Portfolio:
Dividend income (net of withholding tax expense of $1)                                                   $        264
Interest income                                                                                                    14
Expenses                                                                                                          (12)
                                                                                                         ------------
  Total investment income                                                                                         266


Expenses:
Investment advisory fees                                                             $        164
                                                                                     ------------
Total expenses before contractual
   fee reductions                                                                                                 164
Expenses contractually reduced by investment advisor                                                              (54)
                                                                                                         ------------
  Net expenses                                                                                                    110
                                                                                                         ------------
Net investment income                                                                                             156
                                                                                                         ------------

Realized/Unrealized Gains (Losses) from
  Investments:
Net realized gains from investments                                                                               738
Change in unrealized appreciation/depreciation from investments                                                (4,145)
                                                                                                         ------------
Net realized/unrealized losses from investments                                                                (3,407)
                                                                                                         ------------
Change in net assets resulting from
  Operations                                                                                             $     (3,251)
                                                                                                         ============

                       See notes to financial statements

Van Ness Funds
S & P 500 Index Fund
Statements of Changes in Net Assets

                                                                            Six months                   For the
                                                                              ended                    period ended
                                                                             June 30,                  December 31,
                                                                               2001                       2000*
                                                                         ----------------        ------------------------
                                                                           (Unaudited)
Investment Activities:
Operations:
  Net investment income                                                  $            156        $                     91
  Net realized gains (losses) from investment transactions                            738                             (83)
  Change in unrealized appreciation/depreciation from investments                  (4,145)                         (3,337)
                                                                         ----------------        ------------------------
Change in net assets resulting from operations                                     (3,251)                         (3,329)
                                                                         ----------------        ------------------------

Distributions to Shareholders:
  From net investment income                                                         (247)                              -
                                                                         ----------------        ------------------------
Change in net assets from shareholder distributions                                  (247)                              -
                                                                         ----------------        ------------------------

Capital Share Transactions:
  Proceeds from shares issued                                                       9,773                          47,396
  Dividends reinvested                                                                158                               -
  Cost of shares redeemed                                                          (5,274)                         (1,129)
                                                                         ----------------        ------------------------
Change in net assets from capital share transactions                                4,657                          46,267
                                                                         ----------------        ------------------------
Change in net assets                                                                1,159                          42,938
                                                                         ----------------        ------------------------

Net Assets:
  Beginning of period                                                              42,938                               -
                                                                         ----------------        ------------------------
  End of period                                                          $         44,097 **     $                 42,938 **
                                                                         ================        ========================

Share Transactions:
  Issued                                                                            1,146                           4,916
  Reinvested                                                                           20                               -
  Redeemed                                                                           (634)                           (120)
                                                                         ----------------        ------------------------
Change in shares                                                                      532                           4,796
                                                                         ================        ========================

*  Fund commenced operations on July 12, 2000.
** Includes accumulated net investment income of $ 91 and $0 respectively.

Van Ness Funds
S & P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                                                            Six months                  For the
                                                                              ended                  period ended
                                                                          June 30, 2001           December 31, 2000*
                                                                        ---------------        ------------------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period                                    $          8.95        $                  10.00
                                                                        ---------------        ------------------------
Investment Activities:
   Net investment income                                                           0.03                            0.02
   Net realized/unrealized losses from investments                                (0.65)                          (1.07)
                                                                        ---------------        ------------------------
   Total from Investment Activities                                               (0.62)                          (1.05)
                                                                        ---------------        ------------------------
Distributions:
   Net investment income                                                          (0.05)                              -
   Net realized gains                                                                 -                               -
                                                                        ---------------        ------------------------
   Total Distributions                                                            (0.05)                              -
                                                                        ---------------        ------------------------
   Change in net asset value                                                      (0.67)                          (1.05)
                                                                        ---------------        ------------------------
Net Asset Value, End of Period                                          $          8.28        $                   8.95
                                                                        ===============        ========================

Total Return                                                                      (6.94)% (a)                    (10.50)% (a)
Ratios/Supplemental Data:
Net assets at end of period                                             $        44,097        $                 42,938
Ratio of expenses to average net assets                                            0.55%  (b)                      0.55% (b)
Ratio of net investment income to average net assets                               0.72%  (b)                      0.69% (b)
Ratio of expenses to average net assets**                                          0.80%  (b)                      0.80% (b)
Portfolio turnover rate                                                               4%  (c)                        10% (c)

*   Fund commenced operations on July 12, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio of which the fund invests all of its investable assets.

                       See notes to financial statements

Van Ness Funds
Extended Market Index Fund
Statement of Assets and Liabilities
June 30, 2001
(Unaudited)

Assets:
Investment in Master Portfolio at value (Note 2)                                                $ 34,750
                                                                                    ---------------------
  Total Assets                                                                                    34,750


Liabilities:
Accrued expenses and other liabilities:
  Distributions payable to shareholders                                       $ 213
  Investment advisory fees                                                       53
                                                                  ------------------
  Total Liabilities                                                                                  266
                                                                                    ---------------------
Net Assets                                                                                      $ 34,484
                                                                                    =====================

Net Assets:
Capital                                                                                         $ 40,306
Accumulated net realized loss from investments                                                      (122)
Unrealized depreciation from investments                                                          (5,700)
                                                                                    ---------------------
Net Assets                                                                                      $ 34,484
                                                                                    =====================


Net Assets                                                                                      $ 34,484
Shares                                                                                             4,373
Net asset value, offering price
  and redemption price per share*                                                               $   7.89
                                                                                    =====================

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within The Van Ness Funds.


Statement of Operations
For the six months ended June 30, 2001
(Unaudited)

Investment Income allocated from Master Portfolio:
Dividend income                                                                                 $    156
Interest income                                                                                       21
Expenses                                                                                             (16)
                                                                                    ---------------------
  Total investment income                                                                            161


Expenses:
Investment advisory fees                                                      $ 114
                                                                  ------------------
Total expenses before contractual
   fee reductions                                                                                    114
Expenses contractually reduced by investment advisor                                                 (43)
                                                                                    ---------------------
  Net expenses                                                                                        71
                                                                                    ---------------------
Net investment income                                                                                 90
                                                                                    ---------------------


Realized/Unrealized Losses from
  Investments:
Net realized losses from investment transactions                                                     (10)
Change in unrealized appreciation/depreciation from investments                                   (1,344)
                                                                                    ---------------------
Net realized/unrealized losses from investments                                                   (1,354)
                                                                                    ---------------------
Change in net assets resulting from
  Operations                                                                                    $ (1,264)
                                                                                    =====================

                       See notes to financial statements

Van Ness Funds
Extended Market Index Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             Six months         For the
                                                                               ended          period ended
                                                                              June 30,         December 31,
                                                                               2001               2000*
                                                                            ------------      ------------
                                                                            (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                      $    90          $    61
    Net realized gains (losses) from investment transactions                       (10)              53
    Change in unrealized appreciation/depreciation from investments             (1,344)          (4,356)
                                                                               -------          -------
Change in net assets resulting from operations                                  (1,264)          (4,242)
                                                                               -------          -------
Distributions to Shareholders:
    From net investment income                                                    (151)               -
    From net realized gains                                                       (165)               -
                                                                               -------          -------
Change in net assets from shareholder distributions                               (316)               -
                                                                               -------          -------

Capital Share Transactions:
    Proceeds from shares issued                                                  5,343           36,574
    Dividends reinvested                                                           254                -
    Cost of shares redeemed                                                     (1,484)            (381)
                                                                               -------          -------
Change in net assets from capital share transactions                             4,113           36,193
                                                                               -------          -------
Change in net assets                                                             2,533           31,951
                                                                               -------          -------


Net Assets:
    Beginning of period                                                         31,951                -
                                                                               -------          -------
    End of period                                                              $34,484 **       $31,951 **
                                                                               =======          =======
Share Transactions:
    Issued                                                                         692            3,889
    Reinvested                                                                      37                -
    Redeemed                                                                      (201)             (44)
                                                                               -------          -------
Change in shares                                                                   528            3,845
                                                                               =======          =======


*  Fund commenced operations on July 12, 2000.
** Includes accumulated net investment income of $61 and $0 respectively.

Van Ness Funds
Extended Market Index Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.



                                                                                    Six months                    For the
                                                                                      ended                     period ended
                                                                                  June 30, 2001              December 31, 2000*
                                                                                -----------------           --------------------
                                                                                   (Unaudited)
Net Asset Value, Beginning of Period                                                 $  8.31                       $ 10.00
Investment Activities:                                                               -------                       -------
    Net investment income                                                               0.02                          0.02
    Net realized/unrealized gains (losses) from investments                            (0.36)                        (1.71)
                                                                                     -------                       -------
    Total from investment activities                                                   (0.34)                        (1.69)
                                                                                     -------                       -------
Distributions:
    Net investment income                                                              (0.04)                            -
    Net realized gains                                                                 (0.04)                            -
                                                                                     -------                       -------
    Total distributions                                                                (0.08)                            -
                                                                                     -------                       -------
    Change in net asset value                                                          (0.42)                            -
                                                                                     -------                       -------
Net Asset Value, End of Period                                                       $  7.89                       $  8.31
                                                                                     =======                       =======

Total Return                                                                           (4.01)(a)                    (16.90)(a)
Ratios/Supplemental Data:
Net assets at end of period                                                          $34,484                       $31,951
Ratio of expenses to average net assets                                                 0.55%(b)                      0.55%(b)
Ratio of net investment income to average net assets                                    0.57%(b)                      0.54%(b)
Ratio of expenses to average net assets**                                               0.82%(b)                      0.80%(b)
Portfolio turnover rate                                                                    8%(c)                        38%(c)

*   Fund commenced operations on July 12, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the portfolio turnover rate of the Extended Index Master Portfolio of which the fund invests all of its investable assets.

                      See notes to financial statements.

Van Ness Funds
International Index Fund

------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------
June 30, 2001
(Unaudited)

Assets:
Investment in Master Portfolio at value (Note 2)                                                  $ 32,886
                                                                                                  --------
  Total Assets                                                                                      32,886

Liabilities:
Accrued expenses and other liabilities:
  Distributions payable to shareholders                                        $ 221
  Investment advisory fees                                                        38
                                                                               -----
  Total Liabilities                                                                                    259
                                                                                                  --------
Net Assets                                                                                        $ 32,627
                                                                                                  ========

Net Assets:
Capital                                                                                           $ 42,677
Accumulated net investment income                                                                      (91)
Accumulated net realized loss from investments                                                      (2,166)
Unrealized depreciation from investments                                                            (7,793)
                                                                                                  ---------
Net Assets                                                                                        $ 32,627
                                                                                                  ========

  Net Assets                                                                                      $ 32,627
  Shares                                                                                             4,616
  Net asset value, offering price
    and redemption price per share*                                                               $   7.07
                                                                                                  ========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within The Van Ness Funds.

------------------------------------------------------------------------------------------------------------
Statement of Operations
------------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001
(Unaudited)

Investment Income allocated from Master Portfolio:
Dividend income (net of withholding tax expense of $53)                                           $    335
Interest income                                                                                         78
Expenses                                                                                               (26)
                                                                                                  --------
  Total investment income                                                                              387


Expenses:
Investment advisory fees                                                       $ 113
                                                                               -----
Total expenses before contractual
   fee reductions                                                                                      113
Expenses contractually reduced by Investment advisor                                                   (43)
                                                                                                  --------
  Net expenses                                                                                          70
                                                                                                  --------
Net investment income                                                                                  317
                                                                                                  --------


Realized/Unrealized Losses from
  Investments:
Net realized losses from investment transactions                                                       (76)
Change in unrealized appreciation/depreciation from investments                                     (5,905)
                                                                                                  --------
Net realized/unrealized losses from investments                                                     (5,981)
                                                                                                  --------
Change in net assets resulting from
  Operations                                                                                      $ (5,664)
                                                                                                  ========

                       See notes to financial statements

Van Ness Funds
International Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Six months          For the
                                                                                          ended          period ended
                                                                                         June 30,        December 31,
                                                                                           2001             2000*
                                                                                     -------------     ---------------
                                                                                      (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                             $       317        $       78
    Net realized losses from investment transactions                                          (76)             (644)
    Change in unrealized appreciation/depreciation from investments                        (5,905)           (1,888)
                                                                                      -----------        ----------
Change in net assets resulting from operations                                             (5,664)           (2,454)
                                                                                      -----------        ----------

Distributions to Shareholders:
    From net investment income                                                               (496)                -
    From net realized gains                                                                (1,456)
                                                                                      -----------        ----------
Change in net assets from shareholder distributions                                        (1,952)                -
                                                                                      -----------        ----------
Capital Share Transactions:
    Proceeds from shares issued                                                             6,279            39,380
    Dividends reinvested                                                                    1,655                 -
    Cost of shares redeemed                                                                (4,394)             (223)
                                                                                      -----------        ----------
Change in net assets from capital share transactions                                        3,540            39,157
                                                                                      -----------        ----------
Change in net assets                                                                       (4,076)           36,703
                                                                                      -----------        ----------

Net Assets:
    Beginning of period                                                                    36,703                 -
                                                                                      -----------        ----------
    End of period                                                                     $    32,627 **     $   36,703 **
                                                                                      ===========        ==========

Share Transactions:
    Issued                                                                                    794             4,186
    Reinvested                                                                                230                 -
    Redeemed                                                                                 (569)              (24)
                                                                                      -----------        ----------
Change in shares                                                                              454             4,162
                                                                                      ===========        ==========
*  Fund commenced operations on July 12, 2000.
** Includes accumulated net investment income of $78 and net investment loss of $101 respectively.

Van Ness Funds
International Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.
                                                                                       Six months          For the
                                                                                          ended          period ended
                                                                                         June 30,        December 31,
                                                                                           2001             2000*
                                                                                     -------------     ---------------
                                                                                      (Unaudited)

Net Asset Value, Beginning of Period                                                  $      8.82        $    10.00
                                                                                      -----------        ----------
Investment Activities:
    Net investment income                                                                    0.07              0.02
    Net realized/unrealized losses from investments                                         (1.37)            (1.20)
                                                                                      -----------        ----------
    Total from Investment Activities                                                        (1.30)            (1.18)
                                                                                      -----------        ----------
Distributions:
    Net investment income                                                                   (0.11)                -
    Net realized gains                                                                      (0.34)                -
                                                                                      -----------        ----------
    Total Distributions                                                                     (0.45)                -
                                                                                      -----------        ----------
    Change in net asset value                                                               (1.75)            (1.18)
                                                                                      -----------        ----------
Net Asset Value, End of Period                                                        $      7.07        $     8.82
                                                                                      ===========        ==========

Total Return                                                                               (14.84)(a)        (11.80)(a)
Ratios/Supplemental Data:
Net assets at end of period                                                           $    32,627        $   36,703
Ratio of expenses to average net assets                                                      0.55%(b)          0.55%(b)
Ratio of net investment income to average net assets                                         1.84%(b)          0.69%(b)
Ratio of expenses to average net assets**                                                    0.80%(b)          0.90%(b)
Portfolio turnover rate                                                                         0%(c)(d)         45%(c)

*   Fund commenced operations on July 12, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the portfolio turnover rate of the International Index Master Portfolio of which the fund invests all of its investable assets.
(d) Rounds to less than 1%.

                       See notes to financial statements

Van Ness Funds
Total Bond Index Fund

------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------
June 30, 2001
(Unaudited)

Assets:
Investment in Master Portfolio at value (Note 2)                                                 $ 38,547
                                                                                                 --------
  Total Assets                                                                                     38,547

Liabilities:
Accrued expenses and other liabilities:
  Distributions payable to shareholders                                       $ 191
  Investment advisory fees                                                       62
                                                                              -----
  Total Liabilities                                                                                   253
                                                                                                 --------
Net Assets                                                                                       $ 38,294
                                                                                                 ========

Net Assets:
Capital                                                                                          $ 37,180
Accumulated net investment income                                                                     166
Net realized loss from investments                                                                     (5)
Unrealized appreciation from investments                                                              953
                                                                                                 --------
Net Assets                                                                                       $ 37,341
                                                                                                 ========

Net assets                                                                                       $ 38,294
Shares                                                                                              3,678
Net asset value, offering price
  and redemption price per share*                                                                $  10.41
                                                                                                 ========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within The Van Ness Funds.

------------------------------------------------------------------------------------------------------------
Statement of Operations
------------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001
(Unaudited)

Investment Income allocated from Master Portfolio:
Interest income                                                                                  $  1,356
Expenses                                                                                              (14)
                                                                                                 --------
  Total investment income                                                                           1,342

Expenses:
Investment advisory fees                                                      $ 130
                                                                              -----
Total expenses before contractual
   fee reductions                                                                                     130
Expenses contractually reduced by investment advisor                                                  (45)
                                                                                                 --------
  Net expenses                                                                                         85
                                                                                                 --------
Net investment income                                                                               1,257
                                                                                                 --------

Realized/Unrealized Gains (Losses) from
  Investments:
Net realized losses from investment transactions                                                       (5)
Change in unrealized appreciation/depreciation from investments                                      (123)
                                                                                                 --------
Net realized/unrealized gains from investments                                                       (128)
                                                                                                 --------
Change in net assets resulting from
  Operations                                                                                     $  1,129
                                                                                                 ========

                       See notes to financial statements

Van Ness Funds
Total Bond Index Fund
Statements of Changes in Net Assets

                                                                             Six months               For the
                                                                               ended                period ended
                                                                              June 30,              December 31,
                                                                                2001                   2000*
                                                                          --------------         ------------------
                                                                            (Unaudited)
Investment Activities:
Operations:
  Net investment income                                                   $        1,257         $               752
  Net realized gains (losses) from investment transactions                            (5)                         22
  Change in unrealized appreciation/depreciation from investments                   (123)                      1,076
                                                                          --------------         -------------------
Change in net assets resulting from operations                                     1,129                       1,850
                                                                          --------------         -------------------

Distributions to Shareholders:
  From net investment income                                                      (1,091)                       (752)
  From net realized gains                                                            (22)
                                                                          --------------         -------------------
Change in net assets from shareholder distributions                               (1,113)                       (752)
                                                                          --------------         -------------------

Capital Share Transactions:
  Proceeds from shares issued                                                      6,319                      32,377
  Dividends reinvested                                                               884                         752
  Cost of shares redeemed                                                         (2,694)                       (458)
                                                                          --------------         -------------------
Change in net assets from capital share transactions                               4,509                      32,671
                                                                          --------------         -------------------

Change in net assets                                                               4,525                      33,769
                                                                          --------------         -------------------

Net Assets:
  Beginning of period                                                             33,769                           -
                                                                          --------------         -------------------

  End of period                                                           $       38,294         $            33,769
                                                                          ==============         ===================

Share Transactions:
  Issued                                                                             603                       3,218
  Reinvested                                                                          84                          73
  Redeemed                                                                          (256)                        (44)
                                                                          --------------         -------------------
Change in shares                                                                     431                       3,247
                                                                          ==============         ===================

* Fund commenced operations on July 12, 2000.

Van Ness Funds
Total Bond Index Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                                                      Six months                     For the
                                                                        ended                     period ended
                                                                    June 30, 2001              December 31, 2000*
                                                                   ----------------          ---------------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period                               $          10.40          $               10.00
                                                                   ----------------          ---------------------
Investment Activities:
  Net investment income                                                        0.37                           0.30
  Net realized/unrealized gains from investments                              (0.03)                          0.40
                                                                   ----------------          ---------------------
  Total from investment activities                                             0.34                           0.70
                                                                   ----------------          ---------------------
Shareholder Distributions:
  From net investment income                                                  (0.32)                         (0.30)
  Net realized gains                                                          (0.01)                             -
                                                                   ----------------          ---------------------
  Total shareholder distributions                                             (0.33)                         (0.30)
                                                                   ----------------          ---------------------

  Change in net asset value                                                    0.01                           0.40
                                                                   ----------------          ---------------------
Net Asset Value, End of Period                                     $          10.41          $               10.40
                                                                   ================          =====================

Total Return                                                                   3.21% (a)                      7.09% (a)
Ratios/Supplemental Data:
Net assets at end of period                                        $         37,341          $              33,769
Ratio of expenses to average net assets                                        0.55% (b)                      0.55% (b)
Ratio of net investment income to average net assets                           6.99% (b)                      6.22% (b)
Ratio of expenses to average net assets**                                      0.80% (b)                      0.80% (b)
Portfolio turnover rate                                                          22% (c)                        52% (c)

*   Fund commenced operations on July 12, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the protfolio turnover rate of the Bond Index Master Portfolio of which the fund invests all of its investable assets.

                       See notes to financial statements

Van Ness Funds
Money Market Fund

-------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------------
June 30, 2001
(Unaudited)

Assets:
Investment in Master Portfolio at value (Note 2)                                                 $ 35,497
                                                                                                 --------
  Total Assets                                                                                     35,497

Liabilities:
Accrued expenses and other liabilities:
  Distributions payable to shareholders                                        $ 105
  Investment advisory fees                                                       103
                                                                               -----
  Total Liabilities                                                                                   208
                                                                                                 --------
Net Assets                                                                                       $ 35,289
                                                                                                 ========


Net Assets:
Capital                                                                                          $ 35,288
Undistributed net realized gain from investments                                                        1
                                                                                                 --------
Net Assets                                                                                       $ 35,289
                                                                                                 ========

Net Assets                                                                                       $ 35,289
Shares                                                                                             35,288
Net asset value, offering price
  and redemption price per share*                                                                  $ 1.00
                                                                                                 ========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within The Van Ness Funds.

-------------------------------------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001
(Unaudited)

Investment Income allocated from Master Portfolio:
Interest income                                                                                  $  1,286
Expenses                                                                                              (24)
                                                                                                 --------
  Total investment income                                                                           1,262

Expenses:
Investment advisory fees                                                       $ 164
                                                                               -----
Total expenses before contractual
   fee reductions                                                                                     164
                                                                                                 --------
Expenses contractually reduced by investment advisor                                                  (58)
                                                                                                 --------
  Net expenses                                                                                        106
                                                                                                 --------
Net investment income                                                                               1,156
                                                                                                 --------
Realized Gains (Losses) from
  Investments:
Net realized gain from investment transactions                                                          1
                                                                                                 --------
Change in net assets resulting from
  Operations                                                                                     $  1,157
                                                                                                 ========

                       See notes to financial statements

Van Ness Funds
Money Market Fund
Statements of Changes in Net Assets

                                                                                          Six months               For the
                                                                                            ended                period ended
                                                                                           June 30,               December 31,
                                                                                             2001                    2000*
                                                                                        --------------        ------------------
                                                                                          (Unaudited)
From Investment Activities:
Operations:
  Net investment income                                                                 $       1,156         $           1,465
  Net realized gains from investment transactions                                                   1                         -
                                                                                        -------------         -----------------
Change in net assets resulting from operations                                                  1,157                     1,465
                                                                                        -------------         -----------------

Distributions to Shareholders:
  From net investment income                                                                   (1,156)                   (1,465)
                                                                                        -------------         -----------------
Change in net assets from shareholder distributions                                            (1,156)                   (1,465)
                                                                                        -------------         -----------------

Capital Share Transactions:
  Proceeds from shares issued                                                                  27,989                   135,137
  Dividends reinvested                                                                          1,024                     1,465
  Cost of shares redeemed                                                                     (51,109)                  (79,218)
                                                                                        -------------         -----------------
Change in net assets from capital share transactions                                          (22,096)                   57,384
                                                                                        -------------         -----------------
Change in net assets                                                                          (22,095)                   57,384
                                                                                        -------------         -----------------

Net Assets:
  Beginning of period                                                                          57,384                         -
                                                                                        -------------         -----------------
  End of period                                                                         $      35,289         $          57,384
                                                                                        =============         =================

Share Transactions:
  Issued                                                                                       27,989                   135,137
  Reinvested                                                                                    1,024                     1,465
  Redeemed                                                                                    (51,109)                  (79,218)
                                                                                        --------------        -----------------
Change in shares                                                                              (22,096)                   57,384
                                                                                        =============         =================

* Fund commenced operations on July 12, 2000.

Van Ness Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                                         Six Months                For the
                                                                                           ended                 period ended
                                                                                        June 30, 2001         December 31, 2000*
                                                                                        -------------         ------------------
                                                                                         (Unaudited)
Net Asset Value, Beginning of Period                                                    $        1.00         $            1.00
                                                                                        -------------         -----------------
Investment Activities:
  Net investment income                                                                         0.024                     0.029
  Net realized losses from investment transactions                                                  -                     0.000
                                                                                        -------------         -----------------
  Total from Investment Activities                                                              0.024                     0.029
                                                                                        -------------         -----------------
Shareholder Distributions:
  From net investment income                                                                   (0.024)                        -
  Net realized gains                                                                                -                    (0.029)
                                                                                        -------------         -----------------
  Total Shareholder Distributions                                                              (0.024)                   (0.029)
                                                                                        -------------         -----------------
  Change in net asset value                                                                         -                         -
                                                                                        -------------         -----------------
Net Asset Value, End of Period                                                          $        1.00         $            1.00
                                                                                        =============         =================

Total Return                                                                                     2.40% (a)                 2.96% (a)
Ratios/Supplemental Data:
Net assets at end of period                                                             $      35,289         $          57,384
Ratio of expenses to average net assets                                                          0.55% (b)                 0.55% (b)
Ratio of net investment income to average net assets                                             5.04% (b)                 6.16% (b)
Ratio of expenses to average net assets**                                                        0.80% (b)                 0.80% (b)

*   Fund commenced operations on July 12, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements

June 30, 2001
(Unaudited)

1.   Organization

     The Van Ness Funds, formerly the Whatifi Funds, (the "Trust") was organized as a Delaware business trust on December 15, 1999. Effective May 1, 2001, the Whatifi Funds changed its name to The Van Ness Funds. The trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of five funds: the S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and Money Market Fund (individually a "Fund", collectively, the "Funds"). The Trust is authorized to issue an unlimited number of shares.

     The Funds utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Master Portfolios ("Master Portfolios"), per the following schedule:

                                                                                    Proportionate
                                                                                    interest on
     Fund                                 Master Portfolio                          June 30, 2001
     ----                                 ----------------                          -------------
     S&P 500 Index Fund                   S&P 500 Index Master Portfolio                .0015%
     Extended Market Index Fund           Extended Index Master Portfolio               .0189%
     International Index Fund             International Index Master Portfolio          .0342%
     Total Bond Index Fund                Bond Index Master Portfolio                   .0078%
     Money Market Fund                    Money Market Master Portfolio                 .0051%

     Barclays Global Fund Advisors ("BGFA"), an indirect subsidiary of Barclays Bank PLC, serves as the investment adviser to the Master Portfolios in which the Funds invest.

     The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report. The financial statements of the Master Portfolios should be read in conjunction with the financial statements of the Funds.

2.   Significant Accounting Principles:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

June 30, 2001
(Unaudited)

     Security Valuation

     Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

     Master/Feeder Allocations

     The Funds record daily their pro-rata share of their respective Master Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue daily their own expenses as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Fund's share of such elements allocated from their respective Master Portfolio.

     Expense Allocation

     Expenses attributable to any two or more Funds are allocated in proportion to the net assets of the Funds in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     Distributions to Shareholders

     International Index Fund, S&P 500 Index Fund, and Extended Market Index Fund intend to declare distributions from net investment income quarterly and distributable net realized capital gains, if any, at least annually. The Total Bond Index Fund and the Money Market Fund intend to declare distributions from net investment income daily and distribute them monthly. The Bond Index Fund and the Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions as necessary.

     Federal Income Tax

     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

June 30, 2001
(Unaudited)

     New Accounting Pronouncement

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The following adjustment has been made upon adoption of the provisions of the Guide.

                      Unrealized Appreciation/       Accumulated Net
                          Depreciation              Investment Income
                      ------------------------      -----------------
      Bond Index              (166)                         166


3.   Related Party Transactions:

     Whatifi Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Whatifi Financial Inc., serves as the investment adviser to the Trust. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees at the annual rate of 0.80% of average daily net assets of each of the Funds. Included in this fee is an amount payable at the Master Portfolio level of 0.05%, 0.10%. 0.25%, 0.08%, and 0.10% of the average daily net assets of, S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and the Money Market Fund, respectively.

     Out of the fees received by the Adviser, the Adviser pays all expenses of managing and operating the Funds. A portion of the investment advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

     The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds to the extent necessary to maintain total operating expenses at 0.55% of each Fund's average daily net assets.

June 30, 2001
(Unaudited)

3.   Redemption Fees:

     For the six months ended June 30, 2001 the following redemption fees were charged:

     S&P 500 Index Fund............................................ $ 11.42
     Extended Market Index Fund....................................    2.21
     International Index Fund......................................    8.12
     Total Bond Index Fund.........................................    4.65
     Money Market Fund.............................................   15.47

              FINANCIAL STATEMENTS - MASTER INVESTMENT PORTFOLIO


S&P 500 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $2,842,931,519) (Note 1)     +                                 $   3,015,582,346
Cash                                                                                                             724
Receivables:
           Investment securities sold                                                                      1,111,121
           Dividends and interest                                                                          2,573,663
           Due from broker - variation margin                                                                 95,175
                                                                                                   -----------------
Total Assets                                                                                           3,019,363,029
                                                                                                   -----------------
LIABILITIES

Payables:
           Investment securities purchased                                                                 3,270,489
           Collateral for securities loaned (Note 4)                                                     112,338,545
           Advisory fees (Note 2)                                                                            385,553
                                                                                                   -----------------
Total Liabilities                                                                                        115,994,587
                                                                                                   -----------------
NET ASSETS                                                                                         $   2,903,368,442
                                                                                                   =================

--------------------------------------------------------------------------------

+          Includes securities on loan with a market value of $108,650,593. See
Note 4.

The accompanying notes are an integral part of these financial statements.


S&P 500 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

NET INVESTMENT INCOME
           Dividends (Net of foreign withholding tax of $95,587)                                   $      17,792,428
           Interest                                                                                          871,088
           Securities lending income                                                                          66,618
                                                                                                   -----------------
Total investment income                                                                                   18,730,134
                                                                                                   -----------------
EXPENSES (Note 2)
           Advisory fees                                                                                     738,193
                                                                                                   -----------------
Total expenses                                                                                               738,193
                                                                                                   -----------------
Net investment income                                                                                     17,991,941
                                                                                                   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
           Net realized gain on sale of investments                                                       53,207,201
           Net realized loss on sale of futures contracts                                                 (1,743,544)
           Net change in unrealized appreciation (depreciation) of investments                          (284,704,909)
           Net change in unrealized appreciation (depreciation) of futures contracts                         154,737
                                                                                                   -----------------
Net loss on investments                                                                                 (233,086,515)
                                                                                                   -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $    (215,094,574)
                                                                                                   =================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the Six Months
                                                                             Ended June 30, 2001                For the Year Ended
                                                                                     (Unaudited)                 December 31, 2000
                                                                      --------------------------        --------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
           Net investment income                                      $               17,991,941        $               47,775,321
           Net realized gain                                                          51,463,657                       854,753,964
           Net change in unrealized appreciation (depreciation)                     (284,550,172)                   (1,244,831,494)
                                                                      --------------------------        --------------------------
Net decrease in net assets resulting from operations                                (215,094,574)                     (342,302,209)
                                                                      --------------------------        --------------------------
Interestholder transactions:
           Contributions                                                             550,527,912                     1,599,306,476
           Withdrawals                                                              (660,154,579)                   (2,856,439,610)
                                                                      --------------------------        --------------------------
Net decrease in net assets resulting from interestholder transactions               (109,626,667)                   (1,257,133,134)
                                                                      --------------------------        --------------------------

Decrease in net assets                                                              (324,721,241)                   (1,599,435,343)

NET ASSETS:

Beginning of period                                                                3,228,089,683                     4,827,525,026
                                                                      --------------------------        --------------------------
End of period                                                         $            2,903,368,442        $            3,228,089,683
                                                                      ==========================        ==========================

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


         Security                                                                          Shares                    Value
------------------------------------------------------------------------------------------------------------------------------------

         COMMON STOCKS--99.21%
         ADVERTISING--0.30%
------------------------------------------------------------------------------------------------------------------------------------

         Interpublic Group of Companies Inc.                      *                        97,941                2,874,567
         Omnicom Group Inc.                                                                48,379                4,160,594
         TMP Worldwide Inc.                                       + *                      27,852                1,646,332
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 8,681,493
------------------------------------------------------------------------------------------------------------------------------------


         AEROSPACE / DEFENSE--1.21%
------------------------------------------------------------------------------------------------------------------------------------

         Boeing Co.                                                                       227,866               12,669,350
         General Dynamics Corp.                                                            52,488                4,084,091
         Goodrich (B.F.) Co.                                                               27,017                1,026,106
         Lockheed Martin Corp.                                                            113,397                4,201,359
         Northrop Grumman Corp.                                                            22,291                1,785,509
         Raytheon Co.                                             +                        92,881                2,465,991
         United Technologies Corp.                                                        122,995                9,010,614
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                35,243,020
------------------------------------------------------------------------------------------------------------------------------------


         AIRLINES--0.24%
------------------------------------------------------------------------------------------------------------------------------------

         AMR Corp.                                                +                        40,100                1,448,813
         Delta Air Lines Inc.                                                              32,167                1,417,921
         Southwest Airlines Co.                                                           198,966                3,678,881
         U.S. Airways Group Inc.                                  + *                      17,482                  424,813
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 6,970,428
------------------------------------------------------------------------------------------------------------------------------------


         APPAREL--0.18%
------------------------------------------------------------------------------------------------------------------------------------

         Liz Claiborne Inc.                                                                13,716                  691,972
         Nike Inc. "B"                                                                     70,828                2,974,068
         Reebok International Ltd.                                + *                      15,320                  489,474
         VF Corp.                                                                          29,202                1,062,369
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 5,217,883
------------------------------------------------------------------------------------------------------------------------------------


         AUTO MANUFACTURERS--0.77%
------------------------------------------------------------------------------------------------------------------------------------

         Ford Motor Company                                                               477,879               11,731,929
         General Motors Corp. "A"                                                         143,244                9,217,751
         Navistar International Corp.                             +                        15,557                  437,618
         PACCAR Inc.                                                                       19,982                1,027,474
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                22,414,772
------------------------------------------------------------------------------------------------------------------------------------



         AUTO PARTS & EQUIPMENT--0.23%
------------------------------------------------------------------------------------------------------------------------------------

         Cooper Tire & Rubber Co.                                                          18,913                  268,565
         Dana Corp.                                                                        38,635                  901,741
         Delphi Automotive Systems Corp.                                                  146,265                2,330,001
         Goodyear Tire & Rubber Co.                                                        41,489                1,161,692
         TRW Inc.                                                                          32,628                1,337,748
         Visteon Corp.                                                                     34,164                  627,934
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 6,627,681
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

         BANKS--6.78%
------------------------------------------------------------------------------------------------------------------------------------

         AmSouth Bancorp                                                                   96,746                1,788,834
         Bank of America Corp.                                                            418,667               25,132,580
         Bank of New York Co. Inc.                                                        192,093                9,220,464
         Bank One Corp.                                                                   304,355               10,895,909
         BB&T Corp.                                                                       106,394                3,904,660
         Charter One Financial Inc.                                                        53,955                1,721,165
         Comerica Inc.                                                                     46,658                2,687,501
         Fifth Third Bancorp                                                              150,337                9,027,737
         First Union Corp.                                                                256,266                8,953,934
         FleetBoston Financial Corp.                                                      282,898               11,160,326
         Golden West Financial Corp.                                                       41,399                2,659,472
         Huntington Bancshares Inc.                                                        65,592                1,072,429
         JP Morgan Chase & Co.                                                            518,496               23,124,922
         KeyCorp                                                                          110,861                2,887,929
         Mellon Financial Corp.                                                           124,665                5,734,590
         National City Corp.                                                              156,860                4,828,151
         Northern Trust Corp.                                                              58,096                3,631,000
         PNC Financial Services Group                                                      75,499                4,967,079
         Regions Financial Corp.                                                           59,452                1,902,464
         SouthTrust Corp.                                                                  88,821                2,309,346
         State Street Corp.                                                                84,956                4,204,472
         SunTrust Banks Inc.                                                               76,281                4,941,483
         Synovus Financial Corp.                                                           75,779                2,377,945
         U.S. Bancorp                                                                     497,747               11,343,654
         Union Planters Corp.                                                              35,846                1,562,886
         Wachovia Corp.                                                                    54,927                3,908,056
         Washington Mutual Inc.                                   *                       229,239                8,607,924
         Wells Fargo & Company                                                            448,205               20,810,158
         Zions Bancorp                                                                     24,100                1,421,900
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               196,788,970
------------------------------------------------------------------------------------------------------------------------------------


         BEVERAGES--2.09%
------------------------------------------------------------------------------------------------------------------------------------

         Anheuser-Busch Companies Inc.                                                    234,402                9,657,362
         Brown-Forman Corp. "B"                                                            17,884                1,143,503
         Coca-Cola Co.                                                                    649,708               29,236,860
         Coca-Cola Enterprises Inc.                               *                       109,739                1,794,233
         Coors (Adolf) Company "B"                                                          9,718                  487,649
         Pepsi Bottling Group Inc.                                                         37,542                1,505,434
         PepsiCo Inc.                                                                     382,411               16,902,566
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                60,727,607
------------------------------------------------------------------------------------------------------------------------------------


         BIOTECHNOLOGY--0.73%
------------------------------------------------------------------------------------------------------------------------------------

         Amgen Inc.                                               +                       272,493               16,534,875
         Biogen Inc.                                              +                        38,750                2,106,450
         Chiron Corp.                                             +                        49,618                2,530,518
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                21,171,843
------------------------------------------------------------------------------------------------------------------------------------


         BUILDING MATERIALS--0.15%
------------------------------------------------------------------------------------------------------------------------------------

         Masco Corp.                                              *                       120,136                2,998,595
         Vulcan Materials Co.                                                              26,363                1,417,011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 4,415,606
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

         CHEMICALS--1.20%
------------------------------------------------------------------------------------------------------------------------------------

         Air Products & Chemicals Inc.                                                     59,545                2,724,184
         Ashland Inc.                                                                      18,177                  728,898
         Dow Chemical Co.                                                                 234,396                7,793,667
         Du Pont (E.I.) de Nemours                                *                       272,376               13,139,418
         Eastman Chemical Co.                                                              20,151                  959,792
         Engelhard Corp.                                                                   34,119                  879,929
         Great Lakes Chemical Corp.                               *                        13,132                  405,122
         Hercules Inc.                                            *                        28,165                  318,264
         PPG Industries Inc.                                      *                        43,949                2,310,399
         Praxair Inc.                                                                      41,919                1,970,193
         Rohm & Haas Co. "A"                                                               57,468                1,890,697
         Sherwin-Williams Co.                                                              40,888                  907,714
         Sigma-Aldrich Corp.                                                               19,789                  764,251
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                34,792,528
------------------------------------------------------------------------------------------------------------------------------------


         COMMERCIAL SERVICES--0.85%
------------------------------------------------------------------------------------------------------------------------------------

         Block (H & R) Inc.                                                                23,889                1,542,035
         Cendant Corp.                                            +                       222,468                4,338,126
         Concord EFS Inc.                                         + *                      61,802                3,214,322
         Convergys Corp.                                          +                        44,635                1,350,209
         Deluxe Corp.                                                                      18,437                  532,829
         Donnelley (R.R.) & Sons Co.                                                       30,624                  909,533
         Ecolab Inc.                                                                       33,295                1,364,096
         Equifax Inc.                                                                      37,413                1,372,309
         McKesson HBOC Inc.                                                                74,358                2,760,169
         Moody's Corp.                                                                     41,140                1,378,190
         Paychex Inc.                                                                      97,498                3,899,920
         Quintiles Transnational Corp.                            + *                      30,484                  769,721
         Robert Half International Inc.                           +                        45,785                1,139,589
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                24,571,048
------------------------------------------------------------------------------------------------------------------------------------


         COMPUTERS--6.27%
------------------------------------------------------------------------------------------------------------------------------------

         Apple Computer Inc.                                      +                        91,139                2,118,982
         Cisco Systems Inc.                                       +                     1,911,575               34,790,665
         Compaq Computer Corp.                                                            441,192                6,759,061
         Computer Sciences Corp.                                  +                        44,073                1,524,926
         Dell Computer Corp.                                      +                       679,386               17,765,944
         Electronic Data Systems Corp.                                                    122,223                7,638,937
         EMC Corp.                                                +                       576,448               16,745,814
         Gateway Inc.                                             +                        84,327                1,387,179
         Hewlett-Packard Co.                                                              507,403               14,511,726
         International Business Machines Corp.                                            453,819               51,508,456
         Lexmark International Group Inc. "A"                     +                        33,532                2,255,027
         NCR Corp.                                                +                        25,229                1,185,763
         Network Appliance Inc.                                   +                        85,038                1,165,021
         Palm Inc.                                                +                       148,117                  899,070
         Sapient Corp.                                            + *                      32,073                  312,712
         Sun Microsystems Inc.                                    +                       850,638               13,372,029
         Unisys Corp.                                             +                        82,709                1,216,649
         Veritas Software Corp.                                   + *                     103,774                6,904,084
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               182,062,045
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--1.72%
------------------------------------------------------------------------------------------------------------------------------------

         Alberto-Culver Co. "B"                                   *                        14,732                  619,333
         Avon Products Inc.                                                                61,967                2,867,833
         Colgate-Palmolive Co.                                                            146,576                8,646,518
         Gillette Co.                                                                     275,387                7,983,469
         International Flavors & Fragrances Inc.                                           24,994                  628,099
         Kimberly-Clark Corp.                                                             139,053                7,773,063
         Procter & Gamble Co.                                                             338,244               21,579,967
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                50,098,282
------------------------------------------------------------------------------------------------------------------------------------


         DISTRIBUTION / WHOLESALE--0.25%
------------------------------------------------------------------------------------------------------------------------------------

         Costco Wholesale Corp.                                   +                       117,493                4,826,612
         Genuine Parts Co.                                                                 44,958                1,416,177
         Grainger (W.W.) Inc.                                                              24,840                1,022,414
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 7,265,203
------------------------------------------------------------------------------------------------------------------------------------


         DIVERSIFIED FINANCIAL SERVICES--6.73%
------------------------------------------------------------------------------------------------------------------------------------

         American Express Co.                                                             345,532               13,406,642
         Bear Stearns Companies Inc.                                                       27,394                1,615,424
         Capital One Financial Corp.                                                       54,473                3,268,380
         Citigroup Inc.                                                                 1,313,389               69,399,475
         Countrywide Credit Industries Inc.                                                30,908                1,418,059
         Fannie Mae                                                                       261,232               22,243,905
         Franklin Resources Inc.                                                           69,113                3,163,302
         Freddie Mac                                                                      180,858               12,660,060
         Household International Inc.                                                     121,134                8,079,638
         Lehman Brothers Holdings Inc.                                                     64,355                5,003,601
         MBNA Corp.                                                                       222,497                7,331,276
         Merrill Lynch & Co. Inc.                                                         219,228               12,989,259
         Morgan Stanley Dean Witter & Co.                                                 290,663               18,669,284
         Providian Financial Corp.                                                         74,600                4,416,320
         Schwab (Charles) Corp.                                                           362,018                5,538,875
         Stilwell Financial Inc.                                                           57,232                1,920,706
         T Rowe Price Group Inc.                                                           32,152                1,202,163
         USA Education Inc.                                                                42,563                3,107,099
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               195,433,468
------------------------------------------------------------------------------------------------------------------------------------


         ELECTRIC--2.67%
------------------------------------------------------------------------------------------------------------------------------------

         AES Corp.                                                +                       139,003                5,984,079
         Allegheny Energy Inc.                                                             32,573                1,571,647
         Ameren Corp.                                                                      35,804                1,528,831
         American Electric Power Inc.                                                      84,134                3,884,467
         Calpine Corp.                                            +                        77,981                2,947,682
         Cinergy Corp.                                                                     41,565                1,452,697
         CMS Energy Corp.                                                                  34,506                  960,992
         Consolidated Edison Inc.                                 *                        55,399                2,204,880
         Constellation Energy Group Inc.                                                   42,780                1,822,428
         Dominion Resources Inc.                                                           64,592                3,883,917
         DTE Energy Co.                                                                    43,026                1,998,127
         Duke Energy Corp.                                                                201,600                7,864,416
         Edison International                                                              85,102                  948,887
         Entergy Corp.                                                                     57,687                2,214,604
         Exelon Corp.                                                                      83,738                5,369,281
         FirstEnergy Corp.                                                                 58,550                1,882,968
         FPL Group Inc.                                                                    45,913                2,764,422
         GPU Inc.                                                 *                        31,246                1,098,297
         Mirant Corp.                                             +                        88,663                3,050,007
         Niagara Mohawk Holdings Inc.                             +                        41,887                  740,981
         NiSource Inc.                                                                     53,972                1,475,055
         PG&E Corp.                                                                       101,120                1,132,544
         Pinnacle West Capital Corp.                                                       22,133                1,049,104
         PPL Corp.                                                                         38,144                2,097,920
         Progress Energy Inc.                                                              53,782                2,415,887
         Public Service Enterprise Group Inc.                                              54,362                2,658,302
         Reliant Energy Inc.                                                               77,664                2,501,557



         Southern Co.                                             *                       178,923                4,159,960
         TXU Corporation                                                                   67,048                3,231,043
         Xcel Energy Inc.                                                                  89,678                2,551,339
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                77,446,321
------------------------------------------------------------------------------------------------------------------------------------


        ------------------------------------------------------------------------------------------------------------------
         ELECTRICAL COMPONENTS & EQUIPMENT--0.34%
        ------------------------------------------------------------------------------------------------------------------
         American Power Conversion Corp.                          +                        50,944                  802,368
         Emerson Electric Co.                                                             111,955                6,773,277
         Molex Inc.                                                                        51,057                1,865,112
         Power-One Inc.                                           + *                      20,585                  342,534
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,783,291
        ------------------------------------------------------------------------------------------------------------------

         ELECTRONICS--0.68%
        ------------------------------------------------------------------------------------------------------------------
         Agilent Technologies Inc.                                +                       119,346                3,878,745
         Applera Corp. - Applied Biosystems Group                                          55,191                1,476,359
         Jabil Circuit Inc.                                       +                        49,990                1,542,691
         Johnson Controls Inc.                                                             22,642                1,640,866
         Millipore Corp.                                                                   12,295                  762,044
         Parker Hannifin Corp.                                                             30,501                1,294,462
         PerkinElmer Inc.                                                                  26,356                  725,581
         Sanmina Corp.                                            +                        83,492                1,954,548
         Solectron Corp.                                          +                       170,650                3,122,895
         Symbol Technologies Inc.                                                          59,175                1,313,685
         Tektronix Inc.                                           +                        24,459                  664,062
         Thermo Electron Corp.                                    +                        47,350                1,042,647
         Thomas & Betts Corp.                                                              15,234                  336,214
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                19,754,799
        ------------------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.03%
        ------------------------------------------------------------------------------------------------------------------
         Fluor Corp.                                                                       20,739                  936,366
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                   936,366
        ------------------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.21%
        ------------------------------------------------------------------------------------------------------------------
         Allied Waste Industries Inc.                             +                        51,523                  962,450
         Waste Management Inc.                                                            163,335                5,033,985
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,996,435
        ------------------------------------------------------------------------------------------------------------------

         FOOD--2.14%
        ------------------------------------------------------------------------------------------------------------------
         Albertson's Inc.                                                                 105,829                3,173,812
         Archer-Daniels-Midland Co.                                                       165,087                2,146,131
         Campbell Soup Co.                                        *                       106,603                2,745,027
         ConAgra Foods Inc.                                                               140,289                2,779,125
         General Mills Inc.                                                                74,308                3,253,204
         Heinz (H.J.) Co.                                                                  91,013                3,721,522
         Hershey Foods Corp.                                                               35,670                2,201,196
         Kellogg Co.                                                                      105,969                3,073,101
         Kroger Co.                                               +                       211,792                5,294,800
         Quaker Oats Co.                                                                   34,534                3,151,227
         Ralston Purina Group                                                              80,940                2,429,819
         Safeway Inc.                                             +                       132,023                6,337,104
         Sara Lee Corp.                                                                   205,416                3,890,579
         SUPERVALU Inc.                                                                    34,594                  607,125
         Sysco Corp.                                                                      175,650                4,768,897
         Unilever NV - NY Shares                                                          149,318                8,894,873
         Winn-Dixie Stores Inc.                                                            36,719                  959,467
         Wrigley (William Jr.) Co.                                                         58,995                2,763,916
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                62,190,925
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.49%
        ------------------------------------------------------------------------------------------------------------------
         Boise Cascade Corp.                                                               15,025                  528,429
         Georgia-Pacific Corp.                                                             58,985                1,996,642
         International Paper Co.                                                          126,169                4,504,233
         Louisiana-Pacific Corp.                                                           27,212                  319,197
         Mead Corp.                                                                        25,906                  703,089
         Potlatch Corp.                                                                     7,411                  255,013
         Temple-Inland Inc.                                                                12,872                  685,949
         Westvaco Corp.                                                                    26,296                  638,730
         Weyerhaeuser Co.                                                                  56,241                3,091,568
         Willamette Industries Inc.                                                        28,633                1,417,333
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                14,140,183
        ------------------------------------------------------------------------------------------------------------------

         GAS--0.13%
        ------------------------------------------------------------------------------------------------------------------
         KeySpan Corp.                                                                     35,903                1,309,741
         NICOR Inc.                                                                        11,892                  463,550
         ONEOK Inc.                                                                        15,548                  306,296
         Peoples Energy Corp.                                                               9,275                  372,855
         Sempra Energy                                                                     53,763                1,469,880
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,922,322
        ------------------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.07%
        ------------------------------------------------------------------------------------------------------------------
         Black & Decker Corp.                                                              21,226                  837,578
         Snap-On Inc.                                                                      15,133                  365,613
         Stanley Works (The)                                                               22,248                  931,524
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,134,715
        ------------------------------------------------------------------------------------------------------------------

         HEALTH CARE--3.36%
        ------------------------------------------------------------------------------------------------------------------
         Aetna Inc.                                               +                        37,184                  961,950
         Bard (C.R.) Inc.                                                                  13,226                  753,221
         Bausch & Lomb Inc.                                                                14,037                  508,701
         Baxter International Inc.                                                        154,738                7,582,162
         Becton Dickinson & Co.                                                            67,306                2,408,882
         Biomet Inc.                                                                       46,698                2,244,306
         Boston Scientific Corp.                                  +                       104,892                1,783,164
         Guidant Corp.                                            +                        80,191                2,886,876
         HCA - The Healthcare Company                                                     140,408                6,345,038
         Healthsouth Corp.                                        +                       101,815                1,625,986
         Humana Inc.                                              +                        44,427                  437,606
         Johnson & Johnson                                                                790,906               39,545,300
         Manor Care Inc.                                          +                        26,849                  852,456
         Medtronic Inc.                                                                   315,673               14,524,115
         St. Jude Medical Inc.                                    +                        22,370                1,342,200
         Stryker Corp.                                            *                        51,231                2,810,020
         Tenet Healthcare Corp.                                   +                        84,700                4,369,673
         UnitedHealth Group Inc.                                                           82,854                5,116,234
         Wellpoint Health Networks Inc.                           +                        16,495                1,554,489
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                97,652,379
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

         HOME BUILDERS--0.05%
        ------------------------------------------------------------------------------------------------------------------
         Centex Corp.                                                                      15,535                  633,051
         KB HOME                                                  *                        11,604                  350,093
         Pulte Corp.                                              *                        10,968                  467,566
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,450,710
        ------------------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.10%
        ------------------------------------------------------------------------------------------------------------------
         Leggett & Platt Inc.                                                              51,298                1,130,095
         Maytag Corp.                                                                      19,864                  581,221
         Whirlpool Corp.                                                                   17,442                1,090,125
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,801,441
        ------------------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--0.25%
        ------------------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                                      16,574                  182,314
         Avery Dennison Corp.                                                              28,772                1,468,811
         Clorox Co.                                                                        61,731                2,089,594
         Fortune Brands Inc.                                                               39,901                1,530,602
         Newell Rubbermaid Inc.                                                            69,672                1,748,767
         Tupperware Corp.                                                                  15,152                  355,011
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,375,099
        ------------------------------------------------------------------------------------------------------------------

         INSURANCE--4.40%
        ------------------------------------------------------------------------------------------------------------------
         AFLAC Inc.                                                                       137,328                4,324,459
         Allstate Corp.                                                                   189,181                8,322,072
         Ambac Financial Group Inc.                                                        27,624                1,607,717
         American General Corp.                                                           130,394                6,056,801
         American International Group Inc.                                                608,833               52,359,638
         AON Corp.                                                                         68,392                2,393,702
         Chubb Corp.                                                                       45,792                3,545,675
         CIGNA Corp.                                                                       39,069                3,743,592
         Cincinnati Financial Corp.                                                        42,017                1,659,671
         Conseco Inc.                                             + *                      88,190                1,203,793
         Hancock (John) Financial Services Inc.                                            80,400                3,236,904
         Hartford Financial Services Group Inc.                                            61,906                4,234,370
         Jefferson-Pilot Corp.                                                             39,767                1,921,541
         Lincoln National Corp.                                                            49,079                2,539,838
         Loews Corp.                                                                       51,554                3,321,624
         Marsh & McLennan Companies Inc.                                                   71,963                7,268,263
         MBIA Inc.                                                                         38,735                2,156,765
         MetLife Inc.                                             *                       195,816                6,066,380
         MGIC Investment Corp.                                                             27,943                2,029,780
         Progressive Corporation                                  *                        19,287                2,607,410
         SAFECO Corp.                                             *                        33,387                  984,916
         St. Paul Companies Inc.                                                           55,990                2,838,133
         Torchmark Corp.                                                                   32,755                1,317,079
         UNUMProvident Corp.                                                               63,061                2,025,519
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               127,765,642
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.06%
        ------------------------------------------------------------------------------------------------------------------
         Allegheny Technologies Inc.                                                       20,996                  379,818
         Nucor Corp.                                              *                        20,235                  989,289
         USX-U.S. Steel Group Inc.                                                         23,155                  466,573
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,835,680
        ------------------------------------------------------------------------------------------------------------------

         LEISURE TIME--0.37%
        ------------------------------------------------------------------------------------------------------------------
         Brunswick Corp.                                                                   22,892                  550,095
         Carnival Corp. "A"                                       *                       152,704                4,688,013
         Harley-Davidson Inc.                                     *                        79,016                3,720,073
         Sabre Holdings Corp.                                     +                        34,697                1,734,850
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                10,693,031
        ------------------------------------------------------------------------------------------------------------------

         LODGING--0.25%
        ------------------------------------------------------------------------------------------------------------------
         Harrah's Entertainment Inc.                              + *                      30,586                1,079,686
         Hilton Hotels Corp.                                                               96,328                1,117,405
         Marriott International Inc. "A"                          *                        63,694                3,015,274
         Starwood Hotels & Resorts Worldwide Inc.                                          51,893                1,934,571
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,146,936
        ------------------------------------------------------------------------------------------------------------------

         MACHINERY--0.45%
        ------------------------------------------------------------------------------------------------------------------
         Caterpillar Inc.                                         *                        89,630                4,485,982
         Cummins Engine Company Inc.                                                       10,782                  417,263
         Deere & Co.                                                                       61,293                2,319,940
         Dover Corp.                                                                       53,058                1,997,634
         Ingersoll-Rand Co.                                                                41,754                1,720,265
         McDermott International Inc.                             +                        15,988                  186,260
         Rockwell International Corp.                                                      47,722                1,819,163
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                12,946,507
        ------------------------------------------------------------------------------------------------------------------

         MANUFACTURERS--6.58%
        ------------------------------------------------------------------------------------------------------------------
         Cooper Industries Inc.                                                            24,458                  968,292
         Crane Co.                                                                         15,562                  482,422
         Danaher Corp.                                                                     37,252                2,086,112
         Eastman Kodak Co.                                                                 75,754                3,536,197
         Eaton Corp.                                                                       17,965                1,259,347
         FMC Corp.                                                +                         8,132                  557,530
         General Electric Co.                                                           2,594,421              126,478,024
         Honeywell International Inc.                                                     211,381                7,396,221
         Illinois Tool Works Inc.                                                          79,417                5,027,096
         ITT Industries Inc.                                                               23,004                1,017,927
         Minnesota Mining & Manufacturing Co.                                             103,419               11,800,108
         National Service Industries Inc.                                                  10,722                  241,996
         Pall Corp.                                                                        32,034                  753,760
         Textron Inc.                                                                      36,802                2,025,582
         Tyco International Ltd.                                                          505,798               27,565,991
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               191,196,605
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

         MEDIA--4.81%
        ------------------------------------------------------------------------------------------------------------------
         AOL Time Warner Inc.                                     +                     1,157,191               61,331,123
         Clear Channel Communications Inc.                        +                       153,470                9,622,569
         Comcast Corp. "A"                                        + *                     246,819               10,711,945
         Dow Jones & Co. Inc.                                                              22,553                1,346,640
         Gannett Co. Inc.                                                                  69,043                4,549,934
         Knight Ridder Inc.                                       *                        19,123                1,133,994
         McGraw-Hill Companies Inc.                                                        50,958                3,370,872
         Meredith Corp.                                                                    13,021                  466,282
         New York Times Co. "A"                                                            41,546                1,744,932
         Tribune Co.                                                                       77,938                3,118,299
         Univision Communications Inc.                            + *                      54,444                2,329,114
         Viacom Inc. "B"                                          +                       464,971               24,062,249
         Walt Disney Co. (The)                                                            545,887               15,770,675
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               139,558,628
        ------------------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.02%
        ------------------------------------------------------------------------------------------------------------------
         Timken Co.                                                                        15,717                  266,246
         Worthington Industries Inc.                                                       22,321                  303,566
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                   569,812
        ------------------------------------------------------------------------------------------------------------------

         MINING--0.63%
        ------------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                               83,398                3,504,384
         Alcoa Inc.                                                                       225,401                8,880,799
         Barrick Gold Corp.                                       *                       103,465                1,567,495
         Freeport-McMoRan Copper & Gold Inc.                      +                        37,642                  415,944
         Homestake Mining Company                                                          68,841                  533,518
         Inco Ltd.                                                + *                      47,516                  820,126
         Newmont Mining Corp.                                     *                        51,059                  950,208
         Phelps Dodge Corp.                                                                20,579                  854,029
         Placer Dome Inc.                                                                  85,587                  838,753
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                18,365,256
        ------------------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.15%
        ------------------------------------------------------------------------------------------------------------------
         Pitney Bowes Inc.                                                                 64,454                2,714,802
         Xerox Corp.                                              *                       181,306                1,735,098
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,449,900
        ------------------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--6.07%
        ------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                       *                        23,284                1,881,347
         Anadarko Petroleum Corp.                                                          65,430                3,535,183
         Apache Corp.                                                                      32,782                1,663,687
         Burlington Resources Inc.                                                         55,266                2,207,877
         Chevron Corp.                                            *                       167,504               15,159,112
         Conoco Inc. "B"                                                                  163,165                4,715,469
         Devon Energy Corp.                                                                33,771                1,772,978
         EOG Resources Inc.                                                                30,255                1,075,565
         Exxon Mobil Corp.                                                                901,049               78,706,630
         Kerr-McGee Corp.                                         *                        24,731                1,638,923
         Kinder Morgan Inc.                                       *                        29,907                1,502,827
         Nabors Industries Inc.                                   +                        38,359                1,426,955
         Noble Drilling Corp.                                     +                        35,019                1,146,872
         Occidental Petroleum Corp.                                                        96,801                2,573,939
         Phillips Petroleum Co.                                   *                        66,812                3,808,284
         Rowan Companies Inc.                                     +                        24,664                  545,074
         Royal Dutch Petroleum Co. - NY Shares                                            560,016               32,632,132
         Sunoco Inc.                                                                       21,877                  801,355
         Texaco Inc.                                                                      143,946                9,586,804
         Tosco Corp.                                                                       40,325                1,776,316
         Transocean Sedco Forex Inc.                                                       83,050                3,425,812
         Unocal Corp.                                                                      63,561                2,170,608
         USX-Marathon Group Inc.                                                           80,625                2,379,244
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               176,132,993
        ------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES--0.51%
---------------------------------------------------------------------------------------------------------
Baker Hughes Inc.                                                        87,633                2,935,706
Halliburton Co.                                                         112,077                3,989,941
Schlumberger Ltd.                                                       149,703                7,881,863
---------------------------------------------------------------------------------------------------------
                                                                                              14,807,510
---------------------------------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.08%
---------------------------------------------------------------------------------------------------------
Ball Corp.                                                                7,185                  341,719
Bemis Co.                                                                13,783                  553,663
Pactiv Corp.                                    +                        41,478                  555,805
Sealed Air Corp.                                +                        21,871                  814,695
---------------------------------------------------------------------------------------------------------
                                                                                               2,265,882
---------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--8.35%
---------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     404,578               19,423,790
Allergan Inc.                                                            34,399                2,941,115
American Home Products Corp.                                            343,333               20,064,381
Bristol-Myers Squibb Co.                                                507,569               26,545,859
Cardinal Health Inc.                                                    116,481                8,037,189
Forest Laboratories Inc. "A"                    +                        46,030                3,268,130
King Pharmaceuticals Inc.                       +                        44,777                2,406,764
Lilly (Eli) and Company                                                 293,575               21,724,550
MedImmune Inc.                                  +                        55,612                2,624,886
Merck & Co. Inc.                                                        598,866               38,273,526
Pfizer Inc.                                                           1,648,849               66,036,402
Pharmacia Corporation                                                   339,763               15,612,110
Schering-Plough Corp.                                                   382,092               13,847,014
Watson Pharmaceuticals Inc.                     + *                      27,626                1,702,867
---------------------------------------------------------------------------------------------------------
                                                                                             242,508,583
---------------------------------------------------------------------------------------------------------

PIPELINES--0.85%
---------------------------------------------------------------------------------------------------------
Dynegy Inc. "A"                                 *                        85,188                3,961,242
El Paso Corp.                                                           133,005                6,988,083
Enron Corp.                                                             194,897                9,549,953
Williams Companies Inc.                                                 126,578                4,170,745
---------------------------------------------------------------------------------------------------------
                                                                                              24,670,023
---------------------------------------------------------------------------------------------------------

RETAIL--6.01%
---------------------------------------------------------------------------------------------------------
AutoZone Inc.                                   +                        29,204                1,095,135
Bed Bath & Beyond Inc.                          +                        75,389                2,261,670
Best Buy Co. Inc.                               +                        54,673                3,472,829
Big Lots Inc.                                   +                        29,561                  404,394
Circuit City Stores Inc.                                                 54,305                  977,490
CVS Corp.                                                               102,759                3,966,497
Darden Restaurants Inc.                                                  30,796                  859,208
Dillards Inc. "A"                                                        22,203                  339,040
Dollar General Corp.                                                     86,375                1,684,313
Federated Department Stores Inc.                +                        51,656                2,195,380
Gap Inc. (The)                                                          224,537                6,511,573
Home Depot Inc.                                                         609,566               28,375,297
Kmart Corp.                                     +                       127,946                1,467,541
Kohls Corp.                                     + *                      87,047                5,460,458
Limited Inc.                                                            111,368                1,839,799
Longs Drug Stores Corp.                                                   9,872                  212,742
Lowe's Companies Inc.                                                   100,467                7,288,881
May Department Stores Co.                                                78,033                2,673,411
McDonald's Corp.                                                        337,759                9,139,759
Nordstrom Inc.                                  *                        34,923                  647,822
Office Depot Inc.                               +                        77,712                  806,651
Penney (J.C.) Company Inc.                                               68,729                1,811,696
RadioShack Corp.                                                         48,398                1,476,139
Sears, Roebuck and Co.                                                   85,831                3,631,510
Staples Inc.                                    +                       119,158                1,905,336
Starbucks Corp.                                 + *                      99,252                2,282,796

Target Corp.                                                            234,809                8,124,391
Tiffany & Co.                                                            38,106                1,380,199
TJX Companies Inc.                                                       73,220                2,333,521
Toys R Us Inc.                                  +                        51,612                1,277,397
Tricon Global Restaurants Inc.                  + *                      38,380                1,684,882
Walgreen Co.                                                            265,861                9,079,153
Wal-Mart Stores Inc.                                                  1,167,779               56,987,615
Wendy's International Inc.                                               29,717                  758,972
---------------------------------------------------------------------------------------------------------
                                                                                             174,413,497
---------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--4.13%
---------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc.                     +                        89,839                2,594,550
Altera Corp.                                    +                       101,029                2,929,841
Analog Devices Inc.                             +                        93,963                4,063,900
Applied Materials Inc.                          +                       212,353               10,426,532
Applied Micro Circuits Corp.                    *                        78,532                1,350,750
Broadcom Corp. "A"                              +                        67,908                2,903,746
Conexant Systems Inc.                           +                        64,496                  577,239
Intel Corp.                                                           1,756,485               51,377,186
KLA-Tencor Corp.                                + *                      48,467                2,833,865
Linear Technology Corp.                                                  83,071                3,673,400
LSI Logic Corp.                                 + *                      94,374                1,774,231
Maxim Integrated Products Inc.                  +                        85,778                3,792,245
Micron Technology Inc.                          +                       155,730                6,400,503
National Semiconductor Corp.                    +                        45,276                1,318,437
Novellus Systems Inc.                           +                        37,254                2,115,655
QLogic Corp.                                    +                        24,098                1,553,116
Teradyne Inc.                                   +                        45,539                1,507,341
Texas Instruments Inc.                                                  453,427               14,282,951
Vitesse Semiconductor Corp.                     + *                      47,843                1,006,617
Xilinx Inc.                                     +                        86,853                3,581,818
---------------------------------------------------------------------------------------------------------
                                                                                             120,063,923
---------------------------------------------------------------------------------------------------------

SOFTWARE--6.21%
---------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                                                       62,425                2,933,975
Autodesk Inc.                                                            14,097                  525,818
Automatic Data Processing Inc.                                          163,084                8,105,275
BMC Software Inc.                               +                        63,650                1,434,671
BroadVision Inc.                                +                        71,430                  357,150
Citrix Systems Inc.                             + *                      48,207                1,682,424
Computer Associates International Inc.                                  150,496                5,417,856
Compuware Corp.                                 +                        96,058                1,343,851
First Data Corp.                                                        102,364                6,576,887
Fiserv Inc.                                     +                        32,487                2,078,518
IMS Health Inc.                                                          76,944                2,192,904
Intuit Inc.                                     +                        54,466                2,178,095
Mercury Interactive Corp.                       +                        21,592                1,293,361
Microsoft Corp.                                 +                     1,405,724              102,617,852
Novell Inc.                                     +                        82,898                  471,690
Oracle Corp.                                    +                     1,466,147               27,856,793
Parametric Technology Corp.                     +                        69,027                  965,688
PeopleSoft Inc.                                 +                        76,756                3,778,698
Siebel Systems Inc.                             +                       118,399                5,552,913
Yahoo! Inc.                                     + *                     148,065                2,959,819
---------------------------------------------------------------------------------------------------------
                                                                                             180,324,238
---------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--1.64%
---------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.                     + *                     204,153                1,347,410
Andrew Corp.                                    +                        21,256                  392,173
Avaya Inc.                                      +                        74,105                1,015,239
Comverse Technology Inc.                        +                        44,680                2,574,462
JDS Uniphase Corp.                              +                       343,808                4,297,600
Lucent Technologies Inc.                                                889,552                5,515,222
Motorola Inc.                                                           573,626                9,499,247
Nortel Networks Corp.                                                   832,174                7,514,531
QUALCOMM Inc.                                   +                       197,781               11,566,233

Scientific-Atlanta Inc.                                                  42,557                1,727,814
Tellabs Inc.                                    +                       106,883                2,060,704
---------------------------------------------------------------------------------------------------------
                                                                                              47,510,635
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.38%
---------------------------------------------------------------------------------------------------------
Cabletron Systems Inc.                           +                       49,303                1,126,574
Citizen Communications Co.                       + *                     74,560                  896,957
Corning Inc.                                                            242,985                4,060,279
Global Crossing Ltd.                             + *                    231,513                2,000,272
Nextel Communications Inc. "A"                   + *                    199,829                3,497,008
Qwest Communications International Inc.                                 433,863               13,827,214
Sprint Corp. (PCS Group)                         + *                    244,766                5,911,099
Verizon Communications Inc.                                             706,383               37,791,491
---------------------------------------------------------------------------------------------------------
                                                                                              69,110,894
---------------------------------------------------------------------------------------------------------

TELEPHONE--3.33%
---------------------------------------------------------------------------------------------------------
Alltel Corp.                                                             81,757                5,008,434
AT&T Corp.                                                              901,155               19,825,410
BellSouth Corp.                                                         489,506               19,712,407
CenturyTel Inc.                                  +                       36,827                1,115,858
SBC Communications Inc.                                                 879,628               35,237,898
Sprint Corp. (FON Group)                                                231,519                4,945,246
WorldCom Inc.                                    +                      754,319               10,711,330
---------------------------------------------------------------------------------------------------------
                                                                                              96,556,583
---------------------------------------------------------------------------------------------------------

TEXTILES--0.07%
---------------------------------------------------------------------------------------------------------
Cintas Corp.                                     +                       44,127                2,040,874
---------------------------------------------------------------------------------------------------------
                                                                                               2,040,874
---------------------------------------------------------------------------------------------------------

TOBACCO--1.05%
---------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc.                                            574,489               29,155,317
UST Inc.                                                                 42,611                1,229,753
---------------------------------------------------------------------------------------------------------
                                                                                              30,385,070
---------------------------------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.10%
---------------------------------------------------------------------------------------------------------
Hasbro Inc.                                                              45,068                  651,233
Mattel Inc.                                                             112,562                2,129,673
---------------------------------------------------------------------------------------------------------
                                                                                               2,780,906
---------------------------------------------------------------------------------------------------------

TRANSPORTATION--0.48%
---------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                      102,347                3,087,809
CSX Corp.                                                                55,744                2,020,163
FedEx Corp.                                      +                       80,204                3,224,201
Norfolk Southern Corp.                                                  100,489                2,080,122
Union Pacific Corp.                                                      64,725                3,554,050
---------------------------------------------------------------------------------------------------------
                                                                                              13,966,345
---------------------------------------------------------------------------------------------------------

TRUCKING & LEASING--0.01%
---------------------------------------------------------------------------------------------------------
Ryder System Inc.                                                        15,792                  309,523
---------------------------------------------------------------------------------------------------------
                                                                                                 309,523
---------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
---------------------------------------------------------------------------------------------------------
(Cost: $2,707,791,274)                                                                     2,880,442,339
---------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------------------
    Security                                                                    Face Amount                Value
    ----------------------------------------------------------------------------------------------------------------
    SHORT TERM INSTRUMENTS--3.91%
    ----------------------------------------------------------------------------------------------------------------
    Dreyfus Money Market Fund                                ++                 41,692,416               41,692,416
    Federal Home Loan Mortgage Corporation Discount Note
      3.86%, 07/03/01                                        ++                  6,685,522                6,685,522

    Goldman Sachs Financial Square Prime Obligation Fund     ++                 22,168,179               22,168,179

    Providian Temp Cash Money Market Fund                    ++                 41,792,428               41,792,428

    U.S. Treasury Bill
      3.52%**, 09/27/01                                      +++                 1,400,000                1,387,956
    ----------------------------------------------------------------------------------------------------------------
    TOTAL SHORT TERM INSTRUMENTS
    (Cost: $113,726,739)                                                                                113,726,501
    ----------------------------------------------------------------------------------------------------------------

    Security                                                                    Face Amount                Value
    ----------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENT-0.74%
    ----------------------------------------------------------------------------------------------------------------
    Investors Bank & Trust Tri-Party Repurchase
    Agreement, dated 06/29/01, due 07/02/01, with
    a maturity value $21,420,109 and an effective
    yield of 3.70%.                                                             21,413,506               21,413,506
    ----------------------------------------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENT
    (Cost: $21,413,506)                                                                                  21,413,506
    ----------------------------------------------------------------------------------------------------------------


    TOTAL INVESTMENTS IN SECURITIES -- 103.86%
    (Cost $2,842,931,519)                                                                             3,015,582,346
    ----------------------------------------------------------------------------------------------------------------
    Other Assets, Less Liabilities -- (3.86%)                                                          (112,213,904)
    ----------------------------------------------------------------------------------------------------------------
    NET ASSETS -- 100.00%                                                                            $2,903,368,442
    ================================================================================================================

*   Denotes all or part of security on loan. See Note 4.
**  Yield to Maturity.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost:  $228,550,833) (Note 1)                       +                       $   200,245,430
Receivables:
           Investment securities sold                                                                            761,551
           Dividends and interest                                                                                164,623
           Due from broker - variation margin                                                                    106,050
                                                                                                         ---------------
Total Assets                                                                                                 201,277,654
                                                                                                         ---------------
LIABILITIES

Payables:
           Investment securities purchased                                                                       748,110
           Collateral for securities loaned (Note 4)                                                          16,536,410
           Advisory fees (Note 2)                                                                                 37,906
           Administration fees (Note 2)                                                                           34,410
                                                                                                         ---------------
Total Liabilities                                                                                             17,356,836
                                                                                                         ---------------
NET ASSETS                                                                                               $   183,920,818
                                                                                                         ===============

--------------------------------------------------------------------------------

+    Includes securities on loan with a market value of $15,689,218. See Note 4.

The accompanying notes are an integral part of these financial statements.


Extended Index Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
           Dividends (Net of foreign withholding tax of $50)                                             $       875,715
           Interest                                                                                               54,487
           Securities lending income                                                                              57,544
                                                                                                         ---------------
Total investment income                                                                                          987,746
                                                                                                         ---------------
EXPENSES (Note 2)
           Advisory fees                                                                                          72,084
           Administration fees                                                                                    18,021
                                                                                                         ---------------
Total expenses                                                                                                    90,105
                                                                                                         ---------------
Net investment income                                                                                            897,641
                                                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
           Net realized loss on sale of investments                                                             (282,944)
           Net realized gain on sale of futures contracts                                                        310,188
           Net change in unrealized appreciation (depreciation) of investments                                (8,858,225)
           Net change in unrealized appreciation (depreciation) of futures contracts                             (32,900)
                                                                                                         ---------------
Net loss on investments                                                                                       (8,863,881)
                                                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $    (7,966,240)
                                                                                                         ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      For the Six Months
                                                                                     Ended June 30, 2001          For the Ended
                                                                                              (Unaudited)    December 31 , 2000
                                                                                     --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
           Net investment income                                                      $          897,641     $        2,199,738
           Net realized gain                                                                      27,244             21,750,895
           Net change in unrealized appreciation (depreciation)                               (8,891,125)           (64,094,244)
                                                                                      -------------------    ------------------
Net decrease in net assets resulting from operations                                          (7,966,240)           (40,143,611)
                                                                                      -------------------    -------------------
Interestholder transactions:
           Contributions                                                                      19,806,732            163,481,883
           Withdrawals                                                                       (27,170,856)          (126,543,641)
                                                                                      -------------------    ------------------
Net increase (decrease) in net assets resulting from interestholder transactions              (7,364,124)            36,938,242
                                                                                      -------------------    ------------------
Decrease in net assets                                                                       (15,330,364)            (3,205,369)

NET ASSETS:

Beginning of period                                                                          199,251,182            202,456,551
                                                                                      -------------------    ------------------
End of period                                                                         $      183,920,818     $      199,251,182
                                                                                      ===================    ==================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)

Security                                                                                            Shares                   Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.89%
ADVERTISING--0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Ackerly Group Inc. (The)                                 +                                           2,920                  32,732
ADVO Inc.                                                +                                           1,402                  47,878
APAC Customer Services Inc.                              +                                           3,944                  12,502
Aptimus Inc.                                             +                                           3,600                   1,080
Catalina Marketing Corp.                                 +                                           3,651                 111,392
Donnelley (R.H.) Corp.                                   +                                           1,530                  48,960
Getty Images Inc.                                        +                                           3,366                  88,391
Grey Global Group Inc.                                                                                  55                  36,575
Ha-Lo Industries Inc.                                    +                                           3,404                   1,362
Harte-Hanks Inc.                                                                                     4,576                 113,302
Interep National Radio Sales Inc. "A"                    +                                           3,040                  17,328
Key3Media Group Inc.                                     +                                           4,537                  52,675
Lamar Advertising Co.                                    +                                           5,176                 227,744
Marketing Services Group Inc.                            +                                           7,800                   6,396
Modem Media Inc.                                         +                                           2,000                   7,660
Penton Media Inc.                                                                                    2,719                  47,582
Simon Worldwide Inc.                                     +                                           1,891                   5,219
Sitel Corp.                                              +                                           4,768                   7,629
24/7 Media Inc.                                          + *                                         2,732                     847
Valuevision International Inc. "A"                       +                                           2,142                  46,588
West Corp.                                               +                                           4,233                  93,168
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,007,010
-----------------------------------------------------------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.38%
-----------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                                                                                            2,040                  34,884
Alliant Techsystems Inc.                                 +                                             836                  75,156
BE Aerospace Inc.                                        +                                           2,187                  41,662
Curtiss Wright Corp.                                                                                 1,056                  56,707
Fairchild Corp. (The) "A"                                +                                           6,531                  45,782
GenCorp. Inc.                                                                                        2,957                  37,850
Hawker Pacific Aerospace                                 +                                           6,800                  22,100
HEICO Corp.                                              +                                           1,209                  23,213
HEICO Corp. "A"                                                                                      1,227                  22,025
Kreisler Manufacturing Corp.                             +                                           2,500                  16,575
L-3 Communications Holdings Inc.                         +                                           2,224                 169,691
Orbital Sciences Corp.                                   +                                           4,247                  16,478
Sequa Corp. "A"                                          +                                             864                  39,312
Teledyne Technologies Inc.                               +                                           1,800                  27,360
Titan Corp. (The)                                        +                                           3,376                  77,310
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           706,105
-----------------------------------------------------------------------------------------------------------------------------------

AGRICULTURE--0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                                3,114                  61,190
Dimon Inc.                                                                                           4,000                  40,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           101,190
-----------------------------------------------------------------------------------------------------------------------------------

AIRLINES--0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings Inc.                                    +                                           3,693                  38,776
Alaska Air Group Inc.                                    +                                           1,772                  51,211
American West Holdings Corp. "B"                         +                                           2,024                  20,179
Atlantic Coast Airlines Holdings Inc.                    +                                           2,718                  81,513
Continental Airlines Inc. "B"                            + *                                         3,964                 195,227
Midway Airlines Corp.                                    +                                           1,034                   3,397
Midwest Express Holdings Inc.                            +                                           1,830                  31,750
Northwest Airlines Corp. "A"                             +                                           5,635                 142,284
SkyWest Inc.                                                                                         3,168                  88,704
UAL Corp.                                                                                            3,176                 111,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           764,677
-----------------------------------------------------------------------------------------------------------------------------------

APPAREL--0.33%
-----------------------------------------------------------------------------------------------------------------------------------
Cherokee Inc.                                            +                                           1,989                  18,876
Donna Karan International Inc.                           +                                           1,896                  20,060
Garan Inc.                                                                                           1,089                  37,189
Jones Apparel Group Inc.                                 +                                           7,552                 326,246
Phillips-Van Heusen Corporation                                                                      2,403                  34,603
Stride Rite Corp.                                                                                    4,777                  40,604
Timberland Co. "A"                                       +                                           2,452                  96,879
Unifi Inc.                                               +                                           4,132                  35,122
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           609,579
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.                             +                                           1,845                  13,561
American Axle & Manufacturing Holdings Inc.              +                                           3,100                  51,615
AO Smith Corp. "B"                                                                                   1,742                  31,182
Borg-Warner Automotive Inc.                                                                          1,445                  71,701
CLARCOR Inc.                                                                                         2,691                  72,253
Dura Automotive Systems Inc.                             +                                           1,822                  29,152
Exide Corp.                                                                                          3,355                  38,582
Hayes Lemmerz International Inc.                         +                                           2,550                  16,320
Kroll-O'Gara Co. (The)                                   +                                           4,319                  40,858
Oshkosh Truck Corp.                                                                                  1,307                  57,835
Standard Automotive Corp.                                +                                           2,600                   2,210
Starcraft Corp.                                          +                                           2,200                   2,750
Titan International Inc.                                                                             2,171                   8,858
Wabash National Corp.                                    +                                           2,527                  30,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           467,454
-----------------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.28%
-----------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor Inc.                                                                                    4,538                  75,966
Bandag Inc.                                                                                          1,181                  32,241
Collins & Aikman Corp.                                   +                                           6,000                  37,200
Donnelly Corp.                                                                                       1,171                  16,628
Edelbrock Corp.                                                                                      1,734                  19,247
Federal-Mogul Corp.                                                                                  4,111                   6,948
Lear Corp.                                               +                                           4,183                 145,987
Modine Manufacturing Co.                                                                             1,524                  42,032
Superior Industries International Inc.                                                               2,124                  81,349
Tenneco Automotive Inc.                                                                              6,600                  21,516
Tower Automotive Inc.                                    +                                           3,068                  31,447
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           510,561
-----------------------------------------------------------------------------------------------------------------------------------

BANKS--7.56%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Bancorp                                                                                     1,000                  29,480
AMCORE Financial Inc.                                                                                2,295                  55,172
American Bancorp                                                                                     1,240                  32,240
Anchor BanCorp Wisconsin Inc.                                                                        2,823                  44,886
Arch Capital Group Ltd.                                  +                                           2,263                  35,642
Area Bancshares Corp.                                                                                2,850                  47,025
Associated Bancorp                                                                                   3,874                 139,425
Astoria Financial Corp.                                                                              2,846                 156,530
Banc Corp. (The)                                         +                                           1,790                  12,566
BancFirst Corp.                                                                                        415                  16,704
BancFirst Ohio Corp.                                                                                 2,406                  54,496
Bancorp South Inc.                                                                                   4,398                  74,766
BancWest Corporation                                                                                 4,312                 148,333
Bank Mutual Corp.                                                                                    1,500                  21,150

Banknorth Group Inc.                                                                                 9,664                 218,890
Bay View Capital Corp.                                                                               3,642                  27,239
BOK Financial Corp.                                      +                                           4,038                 108,622
Boston Private Financial Holdings Inc.                                                               1,600                  35,840
Bostonfed Bancorp Inc.                                                                               1,892                  43,327
Brookline Bancorp Inc.                                                                               3,901                  54,770
Bryn Mawr Bank Corp.                                                                                 1,058                  32,798
California Independent Bancorp                                                                         885                  23,187
Capital Bank Corp.                                       +                                           2,500                  29,250
Capital City Bank Group Inc.                                                                         1,426                  35,465
Capital Crossing Bank                                    +                                           2,481                  41,730
Cathay Bancorp Inc.                                                                                    901                  49,276
CFS Bancorp Inc.                                                                                     3,746                  51,807
Chemical Financial Corp.                                                                             2,684                  79,178
Chester Valley Bancorp                                                                               1,231                  17,357
Chittenden Corp.                                                                                     1,549                  52,124
Citizens Banking Corp.                                                                               2,343                  68,533
Citizens First Financial Corp.                                                                       1,522                  23,134
City National Corp.                                                                                  3,011                 133,357
CoBiz Inc.                                                                                             946                  21,621
Colonial BancGroup Inc.                                                                              8,391                 120,663
Commerce Bancorp Inc.                                                                                1,784                 125,058
Commerce Bancshares Inc.                                                                             4,200                 154,980
Commercial Federal Corp.                                                                             2,908                  67,175
Community First Bankshares Inc.                                                                      2,411                  55,453
Community Trust Bancorp Inc.                                                                         1,000                  24,000
Compass Bancshares Inc.                                                                              8,159                 216,213
Connecticut Bankshares Inc.                                                                          1,000                  26,180
CORUS Bankshares Inc.                                                                                1,651                  99,473
Cullen/Frost Bankers Inc.                                                                            2,888                  97,759
CVB Financial Corp.                                                                                  2,767                  53,126
Dime Bancorp Inc.                                                                                    7,491                 279,040
Downey Financial Corp.                                                                               1,958                  92,535
East West Bancorp Inc.                                                                               2,200                  59,400
F&M National Corp.                                                                                   1,908                  76,320
F.N.B. Corp.                                                                                         2,418                  71,331
Farmers Capital Bank Corp.                                                                           1,078                  43,767
Fidelity Bankshares Inc.                                                                             3,019                  43,443
Fidelity National Corp.                                                                              2,763                  20,170
Financial Institutions Inc.                                                                          1,000                  22,400
First Bancorp North Carolina                                                                           858                  21,133
First BanCorp.                                                                                       2,733                  73,764
First Banks America Inc.                                 +                                           1,000                  23,900
First Citizens Bancshares Inc. "A"                                                                     909                  98,626
First Commonwealth Financial Corp.                                                                   2,868                  43,020
First Federal Financial of Kentucky                                                                    552                   9,108
First Financial Bancorp                                                                              3,790                  64,733
First Merchants Corp.                                                                                  771                  18,450
First Midwest Bancorp Inc.                                                                           2,448                  72,583
First Niagara Financial Group Inc.                                                                   2,931                  45,518
First Republic Bank                                      +                                           1,000                  24,500
First Sentinel Bancorp Inc.                                                                          4,730                  64,186
1st Source Corp.                                                                                     2,146                  60,088
First Tennessee National Corp.                                                                       7,337                 254,667
First Virginia Banks Inc.                                                                            3,140                 147,957
Firstfed America Bancorp Inc.                                                                        1,289                  23,073
FirstFed Financial Corp.                                 +                                           2,545                  75,841
FirstMerit Corp.                                                                                     5,590                 147,576
FMS Financial Corp.                                                                                  1,000                   8,050
Frontier Financial Corp.                                                                             2,004                 100,180
Fulton Financial Corp.                                                                               4,772                  97,635
GA Financial Inc.                                                                                    1,963                  30,250
GBC Bancorp                                                                                          1,033                  29,492
Glacier Bancorp Inc.                                                                                 1,000                  19,000
Golden State Bancorp Inc.                                                                            8,156                 251,205
Greater Bay Bancorp                                                                                  2,058                  51,409
Greenpoint Financial Corp.                                                                           7,080                 271,872
Hancock Holding Co.                                                                                  1,168                  50,166
Harbor Florida Bancshares Inc.                                                                       4,183                  80,104
Hibernia Corp. "A"                                                                                  11,096                 197,509
Hudson City Bancorp Inc.                                                                             6,800                 157,012
Hudson River Bancorp Inc.                                                                            1,500                  27,150
Hudson United Bancorp                                                                                3,121                  79,585
Independence Community Bank Corp.                                                                    3,455                  68,202
Independent Bank Corp.                                                                               1,748                  34,506
Independent Bank Corp.(MI)                                                                           2,076                  50,966
IndyMac Bancorp Inc.                                     +                                           4,338                 116,258
Integra Bank Corp.                                                                                   1,697                  42,035
International Bancshares Corp.                                                                       2,108                  88,536
Investors Financial Services Corp.                                                                   1,800                 120,600
Irwin Financial Corp.                                                                                2,369                  59,580
Local Financial Corporation                              +                                           1,300                  16,770

M&T Bank Corp.                                                               5,202              392,751
MAF Bancorp Inc.                                                             2,336               71,715
Mahaska Investment Co.                                                       1,062               11,682
Main Street Bancorp Inc.                                                     1,900               21,185
Main Street Banks Inc.                                                       1,000               17,680
Marshall & Ilsley Corp.                                                      5,845              315,045
Medallion Financial Corp.                                                    1,916               19,639
Mercantile Bankshares Corp.                                                  4,694              183,676
Merchants Bancshares Inc.                                                      762               23,431
Metropoitan Financial Corp.                 +                                1,200                4,440
MetroWest Bank                                                               2,437               27,416
MidAmerica Bancorp                                                           1,308               37,869
National Commerce Financial Corp.                                           12,473              303,967
National Penn Bancshares Inc.                                                1,782               36,068
Net.B@nk Inc.                               + *                              2,478               28,001
New York Community Bancorp                                                   3,026              113,929
North Fork Bancorp                                                          10,008              310,248
Northwest Bancorp Inc.                                                       5,896               61,908
NSD Bancorp Inc.                                                             1,001               17,367
Ocwen Financial Corp.                       +                                6,716               68,839
Old National Bancorp                                                         4,131              109,058
Pacific Capital Bancorp                                                      1,480               45,066
Pacific Century Financial Corp.                                              4,588              118,325
Park National Corp.                                                            636               64,236
Parkvale Financial Corp.                                                     1,233               29,592
Patriot Bank Corp.                                                           4,128               41,486
Peoples Bancorp Inc.                                                         1,255               24,096
People's Bank                                                                4,591              107,016
Peoples Financial Corp.                                                        700                9,660
Popular Inc.                                                                 8,968              295,406
Provident Bankshares Corp.                                                   2,688               67,039
Provident Financial Group Inc.                                               3,064              100,867
R&G Financial Corp. "B"                                                      2,074               33,288
Republic Bancorp Inc.                                                        4,664               64,830
Republic Bancorp Inc. "A"                                                    2,640               34,320
Republic Bancshares Inc.                    +                                1,754               29,608
Richmond County Financial Corp.                                              2,300               86,296
Riggs National Corp.                                                         2,971               50,477
Roslyn Bancorp Inc.                                                          4,652              122,348
Royal Bancshares of Pennsylvania "A"                                         1,452               26,862
S&T Bancorp Inc.                                                             3,736              100,872
Santander Bancorp                                                            3,770               73,703
Silicon Valley Bancshares                   +                                3,246               71,412
Simmons First National Corp. "A"                                               911               30,427
Sky Financial Group Inc.                                                     5,152               97,527
South Financial Group Inc. (The)                                             4,373               82,562
Southwest Bancorp of Texas Inc.             +                                1,438               43,442
Sovereign Bancorp Inc.                                                      17,132              222,716
State Financial Services Corp. "A"                                           1,871               23,855
Staten Island Bancorp Inc.                                                   3,392               94,467
Sterling Bancorp                                                             1,000               30,600
Sterling Bancshares Inc.                                                     2,095               40,182
Sterling Financial Corp (PA)                +                                1,826               27,390
Sterling Financial Corp.(WA)                                                 1,596               36,947
Suffolk Bancorp                                                              2,300              103,086
Susquehanna Bancshares Inc.                                                  3,704               75,376
TCF Financial Corp.                                                          4,687              217,055
Texas Regional Bancshares "A"                                                1,698               68,412
Tompkins County Trustco Inc.                                                 1,000               39,500
Trust Company of New Jersey (The)                                            2,085               70,890
TrustCo Bank Corp.                                                           5,170               69,019
Trustmark Corp.                                                              3,856               78,354
UMB Financial Corp.                                                          1,697               72,971
UnionBanCal Corporation                                                     10,039              338,314
United Bancshares Inc.                                                       3,424               91,763
United National Bancorp                                                      1,684               38,193
Valley National Bancorp                                                      6,306              178,775
VIB Corp.                                   +                                2,766               24,175
W Holding Co. Inc.                                                           4,589               59,657
Warwick Community Bancorp                                                    2,643               43,477
Washington Federal Inc.                                                      2,977               72,996
Washington Trust Bancorp Inc.                                                1,000               22,010
Waypoint Financial Corp.                                                     8,000              100,400
Webster Financial Corp.                                                      3,768              123,515
WesBanco Inc.                                                                2,035               51,058
Westamerica Bancorp                                                          2,508               98,439
WestCorp Inc.                                                                3,331               70,617
Whitney Holding Corp.                                                        1,445               67,770
Wilmington Trust Corp.                                                       2,196              137,579
-------------------------------------------------------------------------------------------------------
                                                                                             13,897,336
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Chalone Wine Group Ltd.                                  +                                           2,320                  28,072
Coca-Cola Bottling Co.                                                                                 874                  34,392
Constellation Brands Inc.                                +                                           2,598                 106,518
Farmer Brothers Co.                                                                                    186                  43,338
PepsiAmericas Inc.                                                                                   9,213                 122,533
Robert Mondavi Corp. (The) "A"                           +                                             762                  30,891
Sylvan Inc.                                              +                                           1,885                  21,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           387,139
-----------------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--3.42%
-----------------------------------------------------------------------------------------------------------------------------------
ACLARA BioSciences Inc.                                  + *                                         2,840                  22,038
Affymetrix Inc.                                          + *                                         3,454                  76,161
Alexion Pharmaceuticals Inc.                             + *                                         1,616                  38,784
Applera Corp. - Celera Genomics Group                    +                                           3,800                 150,708
Arena Pharmaceuticals Inc.                               +                                           1,400                  42,686
Ariad Pharmaceuticals Inc.                               +                                           3,100                  15,717
Avant Immunotherapeutics Inc.                            +                                           2,900                  16,385
Aviron                                                   +                                           2,103                 119,871
Bio-Technology General Corp.                             +                                           2,779                  36,405
Cambrex Corp.                                                                                        1,490                  75,364
Cellegy Pharmaceuticals Inc.                             +                                           3,100                  21,328
Charles River Laboratories International Inc.            +                                           2,800                  97,300
Cryolife Inc.                                            +                                           1,750                  71,592
CuraGen Corp.                                            +                                           2,300                  83,720
Cytogen Corp.                                            +                                           4,500                  24,300
Deltagen Inc.                                            +                                           3,500                  31,430
Diversa Corp.                                            +                                           2,987                  60,756
EntreMed Inc.                                            + *                                         1,378                  22,048
Exelixis Inc.                                            +                                           4,313                  81,818
Genaera Corporation                                      +                                           1,822                   8,727
Gene Logic Inc.                                          +                                           1,900                  41,420
Genencor International Inc.                              +                                           4,500                  71,505
Genentech Inc.                                           +                                          10,400                 573,040
Genome Therapeutics Corp.                                +                                           3,020                  44,817
Genzyme Corp. - General Division                         + *                                        11,498                 701,378
Human Genome Sciences Inc.                               + *                                         7,612                 458,623
ICOS Corp.                                               +                                           3,116                 199,424
IDEC Pharmaceuticals Corp.                               + *                                         9,064                 613,542
Illumina Inc.                                            +                                           2,560                  30,157
Immunex Corp.                                            +                                          33,168                 588,732
Immunomedics Inc.                                        +                                           4,293                  91,870
Incyte Genomics Inc.                                     +                                           4,282                 104,995
Integra LifeSciences Holdings Corporation                +                                           2,500                  54,125
Invitrogen Corp.                                         +                                           2,892                 160,911
Isis Pharmaceuticals Inc.                                +                                           3,908                  48,420
Kosan Biosciences Inc.                                   +                                           4,000                  30,800
Large Scale Biology Corp.                                + *                                         1,704                  12,098
Maxim Pharmaceuticals Inc.                               + *                                         7,365                  46,473
Maxygen Inc.                                             +                                           2,462                  47,763
Millennium Pharmaceuticals Inc.                          +                                          13,492                 480,045
Myriad Genetics Inc.                                     +                                           1,492                  94,473
Nanogen Inc.                                             +                                           7,100                  48,209
Nexell Therapeutics Inc.                                 +                                           2,025                   4,232
Organogenesis Inc.                                       +                                           3,420                  25,308
Protein Design Labs Inc.                                 +                                           2,660                 230,782
Regeneron Pharmaceuticals Inc.                           +                                           2,143                  74,255
Rosetta Inpharmatics Inc.                                + *                                         3,035                  47,042
Sequenom Inc.                                            +                                           3,687                  51,618
Targeted Genetics Corp.                                  +                                           3,300                  21,450
Telik Inc.                                               +                                           2,100                  20,685
Third Wave Technologies Inc.                             +                                           2,454                  25,350
Transkaryotic Therapies Inc.                             + *                                         1,255                  36,960
Variagenics Inc.                                         +                                           3,496                  13,285
Xoma Ltd.                                                +                                           5,334                  90,998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,281,923
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
BUILDING MATERIALS--0.72%
----------------------------------------------------------------------------------------------------
Advanced Lighting Technologies Inc.              + *                  1,945                   8,558
American Standard Companies Inc.                 +                    4,445                 267,144
Apogee Enterprises Inc.                                               2,500                  31,225
Centex Construction Products Inc.                                     1,509                  49,042
Ceradyne Inc.                                    +                    2,800                  22,680
Comfort Systems USA Inc.                         +                    4,359                  15,780
Dal-Tile International Inc.                      +                    4,096                  75,981
Elcor Corp.                                                           1,370                  27,742
Florida Rock Industries Inc.                                            945                  44,320
Genlyte Group Inc. (The)                         +                    1,102                  34,063
Integrated Electrical Services Inc.              +                    3,692                  35,997
Lafarge Corp.                                                         4,701                 157,531
Lennox International Inc.                                             3,521                  38,555
LSI Industries Inc.                                                   1,156                  27,039
Martin Marietta Materials Inc.                                        2,783                 137,731
NCI Building Systems Inc.                        +                    1,307                  23,853
Rayonier Inc.                                                         1,646                  76,457
Rock of Ages Corp.                               +                    2,774                  14,036
Simpson Manufacturing Co. Inc.                   +                      717                  43,378
Texas Industries Inc.                                                 2,149                  73,904
Trex Co. Inc.                                    +                    1,300                  25,025
USG Corp.                                        +                    2,423                  10,225
York International Corp.                                              2,492                  87,270
----------------------------------------------------------------------------------------------------
                                                                                          1,327,536
----------------------------------------------------------------------------------------------------

CHEMICALS--1.39%
----------------------------------------------------------------------------------------------------
Airgas Inc.                                      +                    6,651                  79,147
Albemarle Corp.                                                       2,602                  60,288
Altair International Inc.                        +                    2,059                   4,447
Arch Chemicals Inc.                                                   2,100                  43,743
Atlantis Plastics Inc. "A"                       +                      600                   1,920
Cabot Corp.                                                           4,077                 146,854
Cabot Microelectronics Corp.                     +                    1,710                 106,020
ChemFirst Inc.                                                        2,141                  56,094
Crompton Corp.                                                        8,406                  91,625
Cytec Industries Inc.                            +                    2,335                  88,730
Ferro Corp.                                                           2,485                  54,198
Foamex International Inc.                        +                    2,122                  15,703
Fuller (H. B.) Co.                                                    1,225                  61,127
Gentek Inc.                                                           1,933                  10,245
Georgia Gulf Corp.                                                    2,179                  33,774
IMC Global Inc.                                                       7,815                  79,713
International Specialty Products Inc.            +                    3,376                  35,786
JLM Industries Inc.                              +                    2,200                   5,720
Landec Corp.                                     +                    1,973                   7,695
Lubrizol Corp.                                                        3,566                 110,724
Lyondell Chemical Co.                                                 6,642                 102,154
MacDermid Inc.                                                        3,224                  58,032
Millennium Chemicals Inc.                                             3,774                  56,799
Minerals Technologies Inc.                                            1,185                  50,860
Mississippi Chemical Corp.                                            2,577                   7,963
Myers Industries Inc.                                                 2,270                  34,277
NL Industries Inc.                                                    3,832                  53,073
Olin Corp.                                                            2,793                  47,453
OM Group Inc.                                                         1,660                  93,375
Omnova Solutions Inc.                                                 2,357                  17,159
Penford Corp.                                                         1,571                  18,224
PolyOne Corp.                                                         4,908                  51,092
RPM Inc.                                                              6,547                  60,232
Schulman (A.) Inc.                                                    2,888                  38,988
Solutia Inc.                                                          6,927                  88,319
Spartech Corp.                                                        2,902                  70,083
Stepan Co.                                                              663                  17,371
Surmodics Inc.                                   +                    1,148                  67,502
Symyx Technologies Inc.                          +                    1,700                  44,693
Terra Industries Inc.                            +                    5,000                  19,500
U.S. Plastic Lumber Co.                          +                    1,954                   2,403
Uniroyal Technology Corp.                        +                    2,720                  23,120
Valhi Inc.                                                            6,622                  85,755
Valspar Corp.                                                         3,055                 108,452
Vertex Pharmaceuticals Inc.                      +                    3,866                 191,367
Wellman Inc.                                                          2,600                  46,540
----------------------------------------------------------------------------------------------------
                                                                                          2,548,339
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COAL--0.06%
-----------------------------------------------------------------------------------------------------------------------------------
Consol Energy Inc.                                                                                   4,500                 113,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           113,850
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES--3.03%
-----------------------------------------------------------------------------------------------------------------------------------
Aaron Rents Inc. "A"                                                                                 1,271                  19,065
Ablest Inc.                                              +                                           1,700                   7,565
ABM Industries Inc.                                                                                  1,456                  54,236
Actrade Financial Technologies Ltd.                      + *                                           815                  19,267
Administaff Inc.                                         +                                           1,670                  43,420
AHL Services Inc.                                        +                                           2,230                  17,840
ANC Rental Corp.                                         +                                           3,012                   9,036
AnswerThink Consulting Group Inc.                        +                                           2,281                  22,787
Apollo Group Inc. "A"                                    +                                           6,694                 284,160
Atrix Laboratories Inc.                                  +                                           1,816                  43,039
Aurora Biosciences Corp.                                 +                                           1,826                  56,606
Barrett Business Services Inc.                           +                                           1,000                   3,600
Bestway Inc.                                             +                                           1,400                   7,840
Blount International Inc.                                +                                           3,065                   7,663
Blue Rhino Corp.                                         +                                           1,881                   9,706
Bowne & Co. Inc.                                                                                     2,846                  32,729
Bright Horizons Family Solutions Inc.                    +                                           1,019                  31,997
Caremark Rx Inc.                                         +                                          13,204                 217,206
CDI Corp.                                                +                                           2,262                  38,431
Central Parking Corp.                                    *                                           2,522                  47,161
Charles River Associates Inc.                            +                                           1,972                  34,510
Chemed Corp.                                                                                         1,162                  41,995
Comdisco Inc.                                                                                        9,200                  12,236
Corinthian Colleges Inc.                                 +                                           1,400                  65,898
Corporate Executive Board Co. (The)                      +                                           1,700                  71,400
CoStar Group Inc.                                        +                                           1,228                  32,296
DeVry Inc.                                               +                                           4,501                 162,576
DiamondCluster International Inc. "A"                    + *                                         3,963                  50,449
Dun & Bradstreet Corp.                                   +                                           5,400                 152,280
eBenx Inc.                                               +                                           3,010                   9,873
Edgewater Technology Inc.                                +                                           3,066                  10,731
Edison Schools Inc.                                      +                                           3,000                  68,520
Education Management Corp.                               +                                           2,005                  80,300
Electro Rent Corp.                                       +                                           1,901                  31,005
Encompass Service Corp.                                  +                                           4,456                  39,881
First Consulting Group Inc.                              +                                           2,194                  15,797
First Health Group Corp.                                 +                                           5,842                 140,909
FYI Inc.                                                 +                                           1,606                  65,846
Gartner Group Inc. "B"                                   +                                           5,300                  48,760
Griffin Land & Nurseries Inc.                            +                                           1,300                  20,748
Harris Interactive Inc.                                  +                                           5,460                  13,650
Healthcare Services Group Inc.                           +                                           2,214                  15,719
Heidrick & Struggles International Inc.                  +                                           1,500                  30,495
HotJobs.com Ltd.                                         +                                           6,100                  54,900
Interactive Data Corp.                                                                               9,242                  83,178
Interstate National Dealer Services Inc.                 +                                           3,200                  17,184
Iron Mountain Inc.                                       +                                           3,147                 141,111
ITT Educational Services Inc.                            +                                           1,708                  76,860
Kaneb Services Inc.                                      +                                           2,200                  16,126
Kelly Services Inc. "A"                                                                              1,746                  42,340
Korn/Ferry International                                 +                                           2,500                  38,750
KPMG Consulting Inc.                                     +                                           9,349                 143,507
Labor Ready Inc.                                         +                                           4,970                  26,043
Landauer Inc.                                                                                        1,617                  48,510
Learning Tree International Inc.                         +                                           1,311                  30,101
LendingTree Inc.                                         +                                           4,366                  27,811
Luminant Worldwide Corp.                                 +                                           4,100                   3,362
Mail-Well Inc.                                           +                                           5,584                  23,732
Management Network Group Inc. (The)                      +                                           3,200                  19,520
Manpower Inc.                                                                                        5,342                 159,726
MAXIMUS Inc.                                             +                                           1,304                  52,277
McGrath Rentcorp                                                                                       916                  22,112
MedQuist Inc.                                            +                                           2,616                  77,643
Midas Inc.                                                                                           2,555                  32,448
Modis Professional Services Inc.                         +                                           5,602                  38,654
MPW Industrial Services Group Inc.                       +                                           1,095                   1,369
National Equipment Services Inc.                         +                                           2,779                   7,642
National Research Corp.                                  +                                           2,500                  13,125
NationsRent Inc.                                         +                                           4,184                   1,590
Navigant Consulting Co.                                  +                                           4,627                  37,941
Neff Corp.                                               +                                           4,392                   3,733
NetRatings Inc.                                          +                                           2,328                  33,523
Neurogen Corp.                                           +                                           1,733                  39,772
New Horizons Worldwide Inc.                              +                                           1,609                  24,035
NOVA Corporation                                         +                                           4,323                 135,958
On Assignment Inc.                                       +                                           1,578                  28,404
Organic Inc.                                             +                                           5,436                   2,337
PFSweb Inc.                                              +                                           2,656                   2,789
Pharmaceutical Product Development Inc.                  +                                           3,088                  94,215

Pharmacopeia Inc.                                        +                           1,300             31,200
Plexus Corp.                                             + *                         2,560             84,480
Predictive Systems Inc.                                  +                           2,100              8,400
Profit Recovery Group International Inc. (The)           +                           3,046             34,907
ProsoftTraining.com                                      +                           2,672              3,340
Quanta Services Inc.                                     +                           3,975             87,609
Rainbow Rentals Inc.                                     +                           1,065              7,455
RCM Technologies Inc.                                    +                           3,186             15,452
Regis Corp.                                                                          2,499             52,454
Rent-A-Center Inc.                                       +                           1,817             95,574
Rent-Way Inc.                                            +                           1,445             15,750
Resources Connection Inc.                                +                           1,300             33,592
Rollins Inc.                                                                         3,166             63,035
Roper Industries Inc.                                                                2,199             91,808
Security Associates International Inc.                   +                           3,200              7,520
Servicemaster Co.                                                                   18,725            224,700
Sotheby's Holdings Inc. "A"                              +                           3,645             58,794
Spherion Corporation                                     +                           3,724             33,330
SPS Technologies Inc.                                    +                           1,166             55,268
Staff Leasing Inc.                                                                   1,928              7,346
Stewart Enterprises Inc. "A"                                                         5,516             40,267
Strayer Education Inc.                                                               1,102             53,722
Student Advantage Inc.                                   +                           3,600              6,588
Sylvan Learning Systems Inc.                             +                           3,073             74,674
Teletech Holdings Inc.                                   +                           4,895             44,006
Trimeris Inc.                                            +                             773             38,704
Tyler Technologies Inc.                                  +                           3,772              9,053
United Rentals Inc.                                      +                           4,160            107,952
United Shipping and Technology Inc.                      +                           1,000                580
Valassis Communications Inc.                             +                           3,160            113,128
Viad Corp.                                                                           6,247            164,921
Volt Information Sciences Inc.                           +                           1,067             18,672
Wackenhut Corrections Corp.                              +                           1,500             19,650
Westaff Inc.                                             +                           1,884              6,217
Wireless Facilities Inc.                                 + *                         2,500             16,250
World Fuel Services Corp.                                                            4,155             49,652
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,567,606
-------------------------------------------------------------------------------------------------------------

COMPUTER SYSTEMS--0.12%
-------------------------------------------------------------------------------------------------------------
Borland Software Corp.                                   +                           5,168             80,621
Metasolv Inc.                                            +                           2,760             21,887
Tellium Inc.                                             +                           6,019            109,546
-------------------------------------------------------------------------------------------------------------
                                                                                                      212,054
-------------------------------------------------------------------------------------------------------------

COMPUTERS--6.62%
--------------------------------------------------------------------------------------------------------------
Accrue Software Inc.                                     +                           2,100              1,008
ACE*COMM Corp.                                           +                           4,000              6,800
Activision Inc.                                          + *                         2,415             94,789
Advanced Digital Information Corp.                       + *                         3,140             54,322
Advent Software Inc.                                     + *                         1,994            126,619
Affiliated Computer Services Inc. "A"                    + *                         3,334            239,748
AGENCY.com Ltd.                                          + *                         3,462             11,148
Agile Software Corp.                                     + *                         3,100             52,700
American Software Inc. "A"                               +                           3,900              6,630
AppliedTheory Corp.                                      + *                         4,200              2,142
Applix Inc.                                              +                           1,058              2,063
Art Technology Group Inc.                                +                           4,400             25,520
Ashton Technology Group Inc. (The)                       +                           3,000              2,940
Ask Jeeves Inc.                                          +                           3,000              5,700
Aspen Technology Inc.                                    +                           1,506             36,445
Auspex Systems Inc.                                      +                           2,748             19,621
Avici Systems Inc.                                       + *                         2,939             25,187
BARRA Inc.                                               +                           1,231             48,194
Be Free Inc.                                             +                           6,400              7,808
Be Inc.                                                  +                           4,400              1,980
BindView Development Corp.                               +                           4,020              8,482
Bisys Group Inc.                                         + *                         3,682            217,238
Black Box Corp.                                          +                           1,171             78,879
Braun Consulting Inc.                                    +                           3,200             25,760
Brio Technology Inc.                                     +                           2,347             17,133
Broadbase Software Inc.                                  + *                         3,400              7,283
Brocade Communications System Inc.                       +                          14,000            615,860
BSQUARE Corp.                                            +                           1,800             18,918
CacheFlow Inc.                                           +                           2,920             14,396
CAIS Internet Inc.                                       +                           2,400              1,776
Calico Commerce Inc.                                     +                           1,824                529
Cambridge Technology Partners Inc.                       +                           3,320             11,753
Carreker Corp.                                           +                           1,313             28,229
Casino Data Systems                                      +                           3,200             29,504
Catalyst International Inc.                              +                           2,159              8,334
C-bridge Internet Solutions Inc.                         +                           2,151              3,549
CCC Information Services Group Inc.                      +                           3,164             18,794
Centura Software Corp.                                   +                           4,400              1,232
Ceridian Corp.                                           +                           9,100            174,447
Ciber Inc.                                               +                           3,099             29,440

Ciprico Inc.                                             +                                      1,618                  12,135
Clarent Corp.                                            +                                      2,442                  22,442
Cognizant Technology Solutions Corp.                     +                                        958                  40,667
Commerce One Inc.                                        +                                     12,440                  72,650
Computer Network Technology Corp.                        +                                      1,415                  15,013
Concur Technologies Inc.                                 +                                      2,236                   3,309
Concurrent Computer Corp.                                +                                      3,566                  24,962
Cotelligent Inc.                                         +                                      2,307                   1,707
Covansys Corporation                                     +                                      2,955                  33,391
Critical Path Inc.                                       +                                      4,989                   5,089
Crossroads Systems Inc.                                  +                                      2,600                  16,874
CyberSource Corp.                                        +                                      2,300                   3,726
Cylink Corp.                                             +                                      2,873                   1,666
Cysive Inc.                                              +                                      2,500                   7,925
Daleen Technologies Inc.                                 +                                      1,700                   1,394
Data Race Inc.                                           +                                      3,209                     321
Data Return Corp.                                        +                                      2,800                   4,900
Data Translation Inc.                                    +                                      2,700                   4,374
Dataram Corp.                                            +                                      2,350                  23,265
Datatec Systems Inc.                                     +                                      3,783                   2,005
Deltek Systems Inc.                                      +                                      2,399                  17,081
Dendrite International Inc.                              +                                      2,959                  22,192
Diebold Inc.                                                                                    4,877                 156,796
Digex Inc.                                               +                                      2,600                  33,800
Digital River Inc.                                       +                                      3,738                  16,821
Digitas Inc.                                             + *                                    4,795                  21,098
Docent Inc.                                              +                                      2,600                  26,000
DocuCorp International Inc.                              +                                        898                   3,233
Dot Hill Systems Corp.                                   +                                      2,640                   4,884
DSET Corporation                                         +                                        959                     575
DSP Group Inc.                                           +                                      1,292                  27,713
DST Systems Inc.                                         +                                      7,780                 410,006
E.piphany Inc.                                           + *                                    5,150                  52,324
Easylink Services Corp.                                  +                                      4,663                   2,565
ebix.com Inc.                                            +                                      1,430                   2,731
Echelon Corp.                                            +                                      2,298                  70,686
Eclipsys Corp.                                           +                                      2,793                  78,483
eGain Communications Corp.                               + *                                    2,751                   7,400
Elcom International Inc.                                 +                                      4,021                   6,715
Electronics For Imaging Inc.                             +                                      3,278                  96,701
Elite Information Group Inc.                             +                                      2,800                  18,620
eLoyalty Corp.                                           +                                      2,625                   2,625
Engage Technologies Inc.                                 + *                                   11,800                   8,614
Entrade Inc.                                             +                                      5,200                   3,120
Entrust Technologies Inc.                                +                                      4,400                  31,196
Equinix Inc.                                             +                                      4,453                   4,765
Evolving Systems Inc.                                    +                                      5,519                  30,906
Exabyte Corp.                                            +                                      3,131                   3,006
Extended Systems Inc.                                    +                                      1,500                  10,380
Extreme Networks Inc.                                    +                                      6,900                 203,550
F5 Networks Inc.                                         + *                                    2,000                  35,140
FactSet Research Systems Inc.                                                                   2,154                  76,898
Fair Isaac and Co. Inc.                                                                         1,236                  76,410
FileNET Corp.                                            +                                      1,873                  27,720
First Virtual Communications Inc.                        +                                      4,601                   4,141
Foundry Networks Inc.                                    +                                      7,300                 145,854
Frontline Capital Group Inc.                             +                                      2,500                   3,750
Gadzoox Networks Inc.                                    +                                      3,000                   9,630
General Magic Inc.                                       + *                                    4,230                   4,357
GoTo.com Inc.                                            + *                                    3,900                  75,855
Hall Kinion & Associates Inc.                            +                                      1,325                  10,679
HNC Software Inc.                                        +                                      2,054                  40,053
Hypercom Corp.                                           +                                      3,574                  17,155
Hyperion Solutions Corp.                                 +                                      1,943                  29,145
iAsiaWorks Inc.                                          +                                      3,324                     632
IDX Systems Corp.                                        +                                      2,485                  29,845
iGate Capital Corp.                                      +                                      2,794                  13,942
IKOS Systems Inc.                                        +                                      2,000                  14,720
iManage Inc.                                             +                                      2,500                   9,125
IMRglobal Corp.                                          +                                      3,904                  42,671
Industri Matematik International Corp.                   +                                      2,280                   4,264
InfoCure Corp.                                           +                                      3,692                   8,787
Infocus Corp.                                            +                                      2,618                  53,381
Information Architects Corp.                             +                                      2,444                   3,079
Inforte Corp.                                            +                                      3,794                  46,401
infoUSA Inc.                                             +                                      3,416                  20,496
Inprimis Inc.                                            +                                      2,600                     728
Integral Systems Inc.                                    +                                      1,262                  30,452
Integrated Measurement Systems                           +                                      1,432                  31,432
InterCept Group Inc. (The)                               +                                      1,200                  45,600
Intergraph Corp.                                         +                                      3,688                  56,795
Interland Inc.                                           +                                      3,450                   4,485
Interliant Inc.                                          + *                                    4,100                   2,255
Internap Network Services Corp.                          +                                     10,300                  33,681
Internet Security Systems Inc.                           +                                      2,624                 127,421

Intertrust Technologies Corp.                            +                                           6,000                   7,200
Interwoven Inc.                                          +                                           6,200                 104,780
Intranet Solutions Inc.                                  +                                           1,622                  61,717
Intraware Inc.                                           + *                                         2,300                   2,668
Intrusion.com Inc.                                       +                                           2,128                   7,427
ION Networks Inc.                                        +                                             800                     640
ITXC Corp.                                               +                                           3,600                  25,200
iXL Enterprises Inc.                                     +                                           4,300                   5,203
Jack Henry & Associates Inc.                                                                         6,412                 198,772
Juniper Networks Inc.                                    +                                          19,800                 615,780
Juno Online Services Inc.                                +                                           3,800                   5,510
Jupiter Media Metrix Inc.                                +                                           7,751                   9,999
Kana Communications Inc.                                 +                                           5,960                  12,158
Keynote Systems Inc.                                     +                                           2,800                  30,660
Kronos Inc.                                              +                                           1,255                  51,392
Larscom Inc. "A"                                         +                                           2,700                   5,319
Launch Media Inc.                                        +                                           4,500                   4,095
Level 8 Systems Inc.                                     + *                                         2,797                  13,230
Lexar Media Inc.                                         +                                           4,300                   6,837
Liberate Technologies Inc.                               +                                           6,400                  70,080
LookSmart Ltd.                                           +                                           5,000                   5,250
Manhattan Associates Inc.                                +                                           1,561                  62,050
MapInfo Corp.                                            +                                             922                  20,284
Marimba Inc.                                             +                                           2,100                   4,431
Maxtor Corp.                                             +                                          14,233                  74,723
McDATA Corporation "A"                                   +                                           6,934                 121,692
Media 100 Inc.                                           +                                           1,360                   2,162
Mentor Graphics Corp.                                    +                                           4,640                  81,200
Micron Electronics Inc.                                  +                                           5,297                   8,422
Micros Systems Inc.                                      +                                           1,421                  31,262
Micros-To-Mainframes Inc.                                +                                           1,000                   1,120
Microstrategy Inc.                                       + *                                         2,160                   6,048
Mitek Systems Inc.                                       +                                           3,300                   4,257
Mobius Management Systems Inc.                           +                                           1,756                   5,795
MTI Technology Corp.                                     +                                           3,350                   6,834
MTS Systems Corp.                                                                                    4,285                  59,090
Multex.com Inc.                                          +                                           1,714                  27,852
MyPoints.com Inc.                                        +                                           4,492                  11,544
National Information Consortium Inc.                     +                                           4,900                   8,918
National Instruments Corp.                               +                                           3,009                  97,642
Navidec Inc.                                             +                                           4,300                   4,429
NaviSite Inc.                                            +                                           4,300                   6,235
Net Perceptions Inc.                                     +                                           3,000                   5,160
Netegrity Inc.                                           +                                           2,180                  65,400
NetObjects Inc.                                          +                                           3,900                   3,081
NetScout Systems Inc.                                    +                                           2,500                  16,250
Netsmart Technologies Inc.                               +                                           2,200                   4,466
NetSpeak Corp.                                           +                                           1,763                   4,936
Novadigm Inc.                                            +                                           1,945                  21,881
Nuance Communications Inc.                               + *                                         2,329                  41,969
NYFIX Inc.                                               +                                           1,983                  63,357
Odetics Inc. "A"                                         +                                           1,335                   2,937
On2.com Inc.                                             +                                           2,100                   1,050
OneSource Information Services Inc.                      +                                           2,900                  24,360
ONI Systems Inc.                                         +                                           8,000                 223,200
Ontrack Data Intenational Inc.                           +                                           2,800                  16,100
ONYX Software Corp.                                      +                                           2,900                  23,200
Open Market Inc.                                         +                                           5,566                   6,568
Packeteer Inc.                                           +                                           3,800                  47,614
Pegasus Solutions Inc.                                   +                                           2,005                  23,158
Performance Technologies Inc.                            +                                           1,587                  23,805
Perot Systems Corp. "A"                                  +                                           7,311                 132,329
Phoenix Technologies Ltd.                                +                                           1,569                  22,907
Portal Software Inc.                                     +                                          11,200                  46,256
Preview Systems Inc.                                     +                                           4,013                  13,845
PRI Automation Inc.                                      +                                           1,792                  33,197
Primus Knowledge Solutions Inc.                          +                                           2,500                  14,975
ProBusiness Services Inc.                                +                                           1,516                  40,250
Progress Software Corp.                                  +                                           1,928                  31,234
QAD Inc.                                                 +                                           2,989                  10,461
Quantum DLT & Storage Group                              +                                           9,760                  98,478
Quest Software Inc.                                      +                                           5,800                 218,950
Radiant Systems Inc.                                     +                                           2,038                  32,853
Radview Software Ltd.                                    +                                           2,092                   1,715
Rainbow Technologies Inc.                                +                                           2,864                  16,010
RAVISENT Technologies Inc.                               +                                           1,500                   2,970
Read-Rite Corp.                                          +                                           7,300                  38,325
Red Hat Inc.                                             + *                                        10,000                  40,000
Redback Networks Inc.                                    +                                           9,200                  82,064
Retek Inc.                                               +                                           3,355                 160,839
Riverstone Networks Inc.                                 +                                           6,356                 126,421
RSA Security Inc.                                        +                                           3,793                 117,393
RWD Technologies Inc.                                    +                                           1,550                   4,743
Safeguard Scientifics Inc.                               +                                           7,939                  40,806
Sagent Technology Inc.                                   +                                           2,400                   3,600

Sanchez Computer Associates Inc.                         + *                                   2,362                  31,296
SanDisk Corp.                                            +                                     4,278                 119,313
Scient Corp.                                             + *                                   4,600                   4,278
Scientific Learning Corp.                                +                                     3,800                   8,170
SCM Microsystems Inc.                                    + *                                   2,988                  31,075
ScreamingMedia Inc.                                      +                                     3,770                  11,121
Secure Computing Corp.                                   +                                     2,230                  35,033
SEEC Inc.                                                +                                     2,300                   6,141
SEI Investment Co.                                                                             7,188                 340,711
Silicon Storage Technology Inc.                          + *                                   5,987                  60,648
SilverStream Software Inc.                               +                                     1,700                  11,985
SmartDisk Corp.                                          +                                     1,900                   7,866
SmartServ Online Inc.                                    +                                     7,000                  64,750
Socket Communications Inc.                               +                                     2,600                   6,630
Sonic Foundry Inc.                                       +                                     2,400                   3,864
SONICblue Inc.                                           +                                     5,029                  16,596
SonicWALL Inc.                                           +                                     4,200                 105,882
SPEEDUS.COM Inc.                                         +                                     3,600                   3,960
SportsLine.com Inc.                                      +                                     3,955                   9,096
SPSS Inc.                                                +                                     1,333                  21,075
SS&C Technologies Inc.                                   +                                     4,739                  29,382
StarBase Corp.                                           +                                     3,706                  13,527
StarMedia Network Inc.                                   + *                                   5,100                   9,486
Storage Technology Corp.                                 +                                     7,166                  98,604
StorageNetworks Inc.                                     + *                                   2,316                  39,349
Stratasys Inc.                                           +                                     2,400                   7,248
Stratos Lightwave Inc.                                   + *                                   7,009                  91,117
SunGard Data Systems Inc.                                +                                    16,808                 504,408
Sunquest Information Systems Inc.                        +                                     1,867                  44,416
Sykes Enterprises Inc.                                   +                                     2,159                  23,749
Synopsys Inc.                                            + *                                   3,988                 192,979
Syntel Inc.                                              +                                     3,108                  23,932
T/R Systems Inc.                                         +                                     3,632                  14,128
Take-Two Interactive Software Inc.                       +                                     2,620                  48,601
Tanning Technology Corp.                                 +                                     1,800                   8,730
Technology Solutions Co.                                 +                                     3,925                   6,986
Teknowledge Corp.                                        +                                       700                   3,836
Telescan Inc.                                            +                                     1,795                     610
TenFold Corp.                                            +                                     2,000                     860
THQ Inc.                                                 +                                     1,607                  79,145
3Com Corp.                                               +                                    22,888                 108,718
3D Systems Corp.                                         +                                     2,317                  39,389
3DO Co. (The)                                            +                                     3,656                  26,616
Tidel Technologies Inc.                                  +                                     1,200                   1,416
Tier Technologies Inc. "B"                               +                                     1,884                  17,992
TradeStation Group Inc.                                  +                                     1,545                   8,191
TransAct Technologies Inc.                               +                                     3,700                  33,300
Tricord Systems Inc.                                     +                                     2,200                   5,962
Tumbleweed Communications Corp.                          + *                                   2,204                   8,353
Turnstone Systems Inc.                                   + *                                   7,062                  49,434
Ultimate Software Group Inc.                             +                                     2,485                  12,549
USDATA Corp.                                             +                                     3,300                   1,518
VeriSign Inc.                                            + *                                  12,753                 765,308
Verity Inc.                                              +                                     2,268                  45,247
Versant Corp.                                            +                                     3,800                   6,080
Verso Technologies Inc.                                  +                                     2,283                   1,941
Vertel Corp.                                             +                                     2,100                     105
Vialink Co. (The)                                        +                                     2,188                   3,501
Viant Corp.                                              + *                                   3,000                   5,610
Vitech America Inc.                                      +                                       739                     318
Vitria Technology Inc.                                   + *                                   9,200                  31,648
Walker Interactive Systems                               +                                     1,028                     658
WatchGuard Technologies Inc.                             +                                     4,700                  48,175
Wave Systems Corp. "A"                                   +                                     3,069                  16,481
Webb Interactive Services                                + *                                   1,672                   4,096
Western Digital Corp.                                    +                                    10,771                  43,084
Xpedior Inc.                                             +                                     3,388                      34
Xybernaut Corp.                                          + *                                   5,065                  24,312
Zamba Corp.                                              +                                     2,800                   2,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  12,184,719
----------------------------------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.20%
----------------------------------------------------------------------------------------------------------------------------
Carter-Wallace Inc.                                                                            2,625                  50,794
Estee Lauder Companies Inc. "A"                          *                                     7,378                 317,992
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     368,786
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.51%
----------------------------------------------------------------------------------------------------------------------------
Advanced Marketing Services Inc.                                                               1,449                  30,212
Aviation Sales Co.                                       + *                                   2,158                   3,669
Bell Microproducts Inc.                                  +                                     2,292                  27,412
Brightpoint Inc.                                         +                                     5,443                  15,785
CellStar Corp.                                           +                                     2,938                   6,317
Daisytek International Corp.                             +                                     2,166                  34,114
Fastenal Co.                                             *                                     2,497                 154,764
First Aviation Services Inc.                             +                                     2,400                  11,520

Handleman Co.                                            +                                           3,314                  55,509
Hughes Supply Inc.                                                                                   1,672                  39,543
Ingram Micro Inc. "A"                                    +                                           4,664                  67,581
Keystone Automotive Industries Inc.                      +                                           3,486                  41,658
NuCo2 Inc.                                               + *                                         2,522                  30,995
Owens & Minor Inc.                                                                                   2,557                  48,583
Questron Technology Inc.                                 +                                           3,200                  12,320
Richton International Corp.                              +                                             600                  21,420
SCP Pool Corp.                                           +                                           1,644                  56,602
Tech Data Corp.                                          +                                           3,574                 119,229
United Stationers Inc.                                   +                                           2,546                  80,352
Watsco Inc.                                                                                          3,306                  46,615
WESCO International Inc.                                 +                                           3,100                  28,210
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           932,410
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--2.77%
----------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. "A"                                        *                                           2,893                  46,288
Affiliated Managers Group Inc.                           + *                                         1,584                  97,416
Alleghany Corp.                                          +                                             434                  88,102
Allied Capital Corp.                                     + *                                         4,839                 112,023
American Capital Strategies Ltd.                                                                     2,107                  59,122
AmeriCredit Corp.                                        + *                                         4,803                 249,516
Ameritrade Holding Corp. "A"                             + *                                        11,359                  90,418
Ampal-American Israel Corp. "A"                          +                                           2,783                  16,837
BlackRock Inc.                                           +                                           1,000                  34,290
Boron, LePore & Associates Inc.                          +                                           2,366                  32,603
Capitol Federal Financial                                                                            5,200                 100,516
CompuCredit Corp.                                        + *                                         2,500                  27,625
Digital Insight Corp.                                    +                                           2,589                  57,217
Doral Financial Corp.                                                                                2,908                  99,744
DVI Inc.                                                 +                                           1,919                  33,774
E*trade Group Inc.                                       +                                          20,008                 129,052
Eaton Vance Corp.                                                                                    3,616                 125,837
Edwards (A.G.) Inc.                                                                                  4,612                 207,540
E-LOAN Inc.                                              +                                           4,300                   4,515
Equitex Inc.                                             + *                                         6,339                  37,463
Factual Data Corp.                                       + *                                           900                   6,489
Federated Investors Inc. "B"                                                                         8,190                 263,718
Financial Federal Corp.                                  +                                           1,665                  48,202
Finova Group Inc.                                                                                    5,393                  19,954
Forrester Research Inc.                                  +                                           1,166                  26,340
Friedman Billings Ramsey Group Inc. "A"                  +                                           2,455                  17,185
Gabelli Asset Management Inc. "A"                        +                                           1,100                  45,265
GlobalNet Financial.com Inc.                             +                                           3,500                     910
Goldman Sachs Group Inc. (The)                                                                       8,138                 698,240
Greg Manning Auctions Inc.                               +                                           1,400                   2,940
Heller Financial Inc. "A"                                                                            2,908                 116,320
HPSC Inc.                                                +                                           2,200                  18,150
Instinet Group Inc.                                      +                                           2,582                  48,128
Investment Technology Group Inc.                         +                                           2,254                 113,354
Jeffries Group Inc.                                                                                  1,440                  46,656
John Nuveen Co. "A"                                                                                  2,002                 113,413
Kent Financial Services Inc.                             +                                           1,000                   4,000
Kirlin Holding Corp.                                     +                                           4,000                   7,400
Knight Trading Group Inc.                                +                                           7,490                  80,068
Labranche & Co. Inc.                                     +                                           2,600                  75,400
Legg Mason Inc.                                                                                      3,797                 188,939
M.H. Meyerson & Co. Inc.                                 +                                           3,900                   4,914
Matrix Bancorp Inc.                                      +                                           1,947                  20,307
Memberworks Inc.                                         +                                             898                  20,780
Metris Companies Inc.                                                                                3,983                 134,267
National Processing Inc.                                 +                                           4,765                 133,420
NCO Group Inc.                                           +                                           1,960                  60,623
Neuberger Berman Inc.                                    *                                           2,900                 197,200
New Century Equity Holdings Corp.                        +                                           3,028                   3,028
NextCard Inc.                                            +                                           3,900                  43,095
Online Resources & Communications Corp.                  +                                           1,400                   3,360
Phoenix Companies Inc.                                   +                                           2,693                  50,090
Professional Detailing Inc.                              +                                             878                  80,776
Raymond James Financial Inc.                                                                         2,566                  78,520
Resource America Inc. "A"                                                                            2,574                  33,719
Resource Bancshares Mortgage Group Inc.                                                              4,853                  35,427
S1 Corp.                                                 +                                           3,903                  54,642
Siebert Financial Corp.                                  +                                           2,939                  13,696
SoftNet Systems Inc.                                     +                                           3,518                   6,895
Source Capital Corp.                                                                                   500                   3,450
Southwest Securities Group Inc.                          *                                           1,456                  30,139
Startek Inc.                                             +                                           2,889                  65,291
Stockwalk.com Group Inc.                                 +                                             921                   1,897
Student Loan Corp.                                                                                   1,094                  76,306
TD Waterhouse Group Inc.                                 +                                           2,400                  26,232
Tucker Anthony Sutro Corporation                                                                     1,599                  35,178
Wackenhut Corp. "A"                                      + *                                         2,367                  40,831
Waddell & Reed Financial Inc. "A"                                                                    5,255                 166,846
WFS Financial Inc.                                       +                                           2,248                  69,126

Wit Soundview Group Inc.                                 +                                           4,800                   8,784
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,089,808
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ELECTRIC--2.38%
------------------------------------------------------------------------------------------------------------
ALLETE                                                                            4,226               95,085
Alliant Energy Corp.                             + *                              4,851              141,407
Avista Corp.                                                                      3,199               63,916
Black Hills Corp.                                                                 1,765               71,006
CH Energy Group Inc.                                                              1,656               72,781
Cleco Corp.                                                                       3,212               73,073
Conectiv Inc.                                                                     5,404              116,726
Covanta Energy Corporation                       +                                3,297               60,863
DPL Inc.                                                                          8,804              254,964
DQE Inc.                                                                          3,978               89,505
El Paso Electric Co.                             +                                3,496               55,901
Empire District Electric Co. (The)                                                1,961               40,573
Energy East Corp.                                                                 8,042              168,158
Green Mountain Power Corp.                                                        2,136               34,091
Hawaiian Electric Industries Inc.                                                 1,734               66,239
IDACorp Inc.                                                                      1,982               69,132
Kansas City Power & Light Co.                                                     3,569               87,619
Madison Gas & Electric Co.                                                        5,619              156,208
MDU Resources Group Inc.                                                          4,272              135,166
Montana Power Co.                                                                 6,924               80,318
NewPower Holdings Inc.                           +                                8,155               73,395
Northeast Utilities                                                              10,402              215,842
NorthWestern Corp.                                                                1,628               36,467
NSTAR                                                                             3,822              162,664
OGE Energy Corp.                                                                  4,313               97,517
Orion Power Holdings Inc.                        +                                5,496              130,860
Otter Tail Power Co.                                                              1,960               54,390
Plug Power Inc.                                  + *                              2,600               55,978
Potomac Electric Power Co.                                                        7,803              163,239
Public Service Company of New Mexico                                              2,469               79,255
Puget Energy Inc.                                                                 6,183              161,995
RGS Energy Group Inc.                                                             1,597               59,887
SCANA Corp.                                                                       6,992              198,573
Sierra Pacific Resources Corp.                                                    5,187               82,940
TECO Energy Inc.                                                                  7,901              240,980
UIL Holdings Corporation                                                            841               40,864
UniSource Energy Corp.                                                            3,142               72,172
Utilicorp United Inc.                            *                                6,035              185,335
Western Resources Inc.                           *                                4,046               86,989
Wisconsin Energy Corp.                                                            7,957              189,138
WPS Resources Corp.                                                               1,487               52,417
------------------------------------------------------------------------------------------------------------
                                                                                                   4,373,628
------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
------------------------------------------------------------------------------------------------------------
Active Power Inc.                                + *                              2,186               36,462
Advanced Energy Industries Inc.                  +                                2,293               94,632
Capstone Turbine Corp.                           + *                              4,900              110,201
Energizer Holdings Inc.                          +                                6,061              139,100
Hubbell Inc. "B"                                                                  3,242               94,018
Medis Technologies Ltd.                          +                                1,500               16,500
Proton Energy Systems Inc.                       +                                2,100               25,200
Superconductor Technologies Inc.                 + *                              3,200               19,200
UCAR International Inc.                          +                                2,812               33,603
Wilson Greatbatch Technologies Inc.              +                                1,300               37,700
------------------------------------------------------------------------------------------------------------
                                                                                                     606,616
------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.57%
------------------------------------------------------------------------------------------------------------
Act Manufacturing Inc.                           + *                              1,734               18,970
Actel Corp.                                      +                                2,137               52,463
ADE Corp.                                        +                                1,586               30,134
Aeroflex Inc.                                    +                                3,466               36,393
Alpha Industries Inc.                            + *                              2,414               71,334
Alpha Technologies Group Inc.                    +                                2,496               12,480
Alpine Group (The) Inc.                          +                                1,396                2,234
American Superconductor Corp.                    + *                              1,366               35,243
AMETEK Inc.                                                                       1,734               52,974
Amphenol Corp. "A"                               +                                2,598              104,050
Analogic Corp.                                                                      966               44,001
Andrea Electronics Corp.                         +                                2,596                4,283
APW Ltd.                                         +                                2,228               22,614
Arrow Electronics Inc.                           +                                6,478              157,351
Artesyn Technologies Inc.                        +                                2,290               29,541
Astropower Inc.                                  +                                  800               41,712
ATMI Inc.                                        +                                1,590               47,700
Ault Inc.                                        +                                2,400               13,008
Avnet Inc.                                                                        6,224              139,542
AVX Corp.                                                                        11,542              242,382
Barnes Group Inc.                                                                 1,790               44,213
Bel Fuse Inc. "A"                                +                                1,091               32,730
Belden Inc.                                                                       1,088               29,104
Benchmark Electronics Inc.                       +                                1,419               34,567
Blonder Tongue Laboratories Inc.                 +                                4,570               18,143

BOLDER Technologies Corp.                                +                                           4,029                      20
Brady Corp. "A"                                                                                      1,407                  50,835
C&D Technologies Inc.                                                                                1,414                  43,834
Cable Design Technologies Corp.                          +                                           2,643                  42,711
California Amplifier Inc.                                +                                           1,100                   4,455
Caliper Technologies Corp.                               + *                                         1,734                  36,501
Catalyst Semiconductor Inc.                              +                                           3,300                  13,794
Checkpoint Systems Inc.                                  +                                           3,397                  60,467
Chromatics Color Sciences                                +                                           6,668                     867
Clare Inc.                                               +                                           3,500                   8,400
Coherent Inc.                                            +                                           1,860                  67,276
Concord Camera Corp.                                     +                                           6,302                  37,182
CTS Corp.                                                                                            1,716                  35,178
Cubic Corp.                                                                                          1,328                  41,500
Cymer Inc.                                               +                                           2,013                  50,909
Daktronics Inc.                                          +                                           4,200                  64,638
DDi Corp.                                                +                                           2,360                  47,200
Dionex Corp.                                             +                                           1,193                  39,667
DuPont Photomasks Inc.                                   + *                                         1,284                  61,953
EDO Corp.                                                                                            3,596                  57,356
Electric Fuel Corp.                                      +                                           2,539                   6,449
Electro Scientific Industries Inc.                       +                                           1,818                  69,266
Energy Conversion Devices Inc.                           +                                           1,563                  43,764
ESS Technology Inc.                                      +                                           3,518                  24,626
Evans & Sutherland Computer Corp.                        +                                           3,765                  30,609
Exar Corp.                                               +                                           2,628                  51,929
Excel Technology Inc.                                    +                                           1,006                  22,212
Fairchild Semiconductor Corp. "A"                        +                                           5,900                 135,700
FEI Co.                                                  +                                           1,469                  60,229
Fisher Scientific International Inc.                     +                                           2,691                  78,039
Frequency Electronics Inc.                                                                           1,643                  30,395
FSI International Inc.                                   +                                           2,428                  30,593
FuelCell Energy Inc.                                     +                                           2,000                  46,180
General Cable Corp.                                                                                  3,747                  69,507
Genrad Inc.                                              + *                                         3,397                  20,382
Gentex Corp.                                             +                                           4,918                 137,065
Genus Inc.                                               +                                           1,400                   6,720
GlobeSpan Inc.                                           +                                           4,500                  65,700
HEI Inc.                                                 +                                           2,100                  19,110
Helix Technology Corp.                                                                               1,597                  48,677
HI/FN Inc.                                               +                                           1,039                  15,720
Hutchinson Technology Inc.                               +                                           2,299                  43,796
Ibis Technology Corp.                                    +                                             705                   7,776
IFR Systems Inc.                                         +                                           1,900                   3,325
Illinois Superconductor Corp.                            +                                           4,000                   6,600
ImageX.com Inc.                                          +                                           2,100                   2,625
Innovex Inc.                                             +                                           3,844                  14,107
Interlink Electronics Inc.                               +                                           3,850                  31,223
inTEST Corp.                                             +                                           1,900                  11,970
Invision Technologies Inc.                               +                                           1,939                   7,465
JMAR Technologies Inc.                                   +                                           2,400                   9,264
JNI Corp.                                                +                                           3,600                  50,400
JPM Company (The)                                        +                                           3,660                     915
KEMET Corp.                                              +                                           5,608                 111,094
Lifeline Systems Inc.                                    +                                           1,214                  23,989
Littelfuse Inc.                                          +                                           1,208                  32,362
Lowrance Electronics Inc.                                +                                           2,700                   7,425
Mackie Designs Inc.                                      +                                           2,661                  13,438
Mattson Technology Inc.                                  +                                           1,653                  28,894
Maxwell Technologies Inc.                                +                                           1,412                  31,488
Meade Instruments Corp.                                  +                                           3,280                  22,074
Mechanical Technology Inc.                               +                                           1,914                  13,800
MedicaLogic/Medscape Inc.                                +                                           5,227                   3,084
Mercury Computer Systems Inc.                            +                                           1,444                  63,680
Mesa Laboratories Inc.                                   +                                           2,400                  11,520
Methode Electronics Inc. "A"                                                                         2,190                  18,834
Micrel Inc.                                              +                                           5,768                 190,344
Micro Linear Corp.                                       +                                             810                   1,984
Microsemi Corp.                                          +                                           1,017                  72,207
MIPS Technologies Inc. "A"                               + *                                         2,467                  42,679
MKS Instruments Inc.                                     + *                                         2,385                  68,688
Molecular Devices Corp.                                  +                                           1,818                  36,451
NETsilicon Inc.                                          +                                           1,600                   7,600
Nu Horizons Electronics Corp.                            +                                           2,415                  22,942
Oak Technology Inc.                                      +                                           4,600                  48,714
OPTi Inc.                                                +                                           2,083                   7,936
OSI Systems Inc.                                         +                                           2,434                   9,054
OYO Geospace Corp.                                       +                                           1,100                  25,190
PCD Inc.                                                 +                                           3,210                  13,931
Photon Dynamics Inc.                                     +                                             800                  21,600
Photronics Inc.                                          +                                           2,147                  55,092
Pioneer-Standard Electronics Inc.                        *                                           2,671                  34,189
PLX Technology Inc.                                      +                                           2,100                  17,829
Power Integrations Inc.                                  +                                           1,812                  28,267
QuickLogic Corp.                                         +                                           2,100                  12,642

Ramtron International Corp.                              +                                           3,840                  11,904
Rayovac Corp.                                            +                                           2,929                  62,388
Recoton Corp.                                            +                                           2,431                  42,119
REMEC Inc.                                               +                                           3,501                  43,412
Reptron Electronics Inc.                                 +                                           3,600                  16,560
Research Frontiers Inc.                                  +                                           1,504                  40,608
Robotic Vision Systems Inc.                              +                                           2,513                   4,146
Rogers Corp.                                             +                                             962                  25,493
Rudolph Technologies Inc.                                +                                           1,417                  66,599
Sawtek Inc.                                              +                                           2,466                  58,025
SBS Technologies Inc.                                    +                                           1,230                  23,272
SCI Systems Inc.                                         +                                           9,274                 236,487
Semtech Corp.                                            +                                           4,736                 142,080
Sensar Corp.                                             + *                                         2,000                     560
Sensormatic Electronics Corp.                            + *                                         4,851                  82,467
Sheldahl Inc.                                            +                                           2,484                   4,471
Silicon Image Inc.                                       +                                           5,000                  25,000
Siliconix Inc.                                           +                                           2,501                  79,132
SIPEX Corp.                                              +                                           2,060                  31,085
SLI Inc.                                                                                             2,799                  23,092
Spectra-Physics Lasers Inc.                              +                                           1,196                  27,675
Spectrum Control Inc.                                    +                                           2,390                  14,244
Spire Corp.                                              +                                           5,000                  27,550
Surge Components Inc.                                    +                                           1,900                   1,881
Tech/Ops Sevcon Inc.                                                                                 1,439                  13,599
Technitrol Inc.                                                                                      1,846                  47,996
Therma-Wave Inc.                                         +                                           1,515                  28,891
Three-Five Systems Inc.                                  +                                           1,445                  25,981
Trimble Navigation Ltd.                                  +                                           1,915                  37,323
Triumph Group Inc.                                       +                                             815                  39,935
Tvia Inc.                                                +                                           2,220                   4,995
Ultrak Inc.                                              +                                             542                   1,301
Universal Display Corp.                                  +                                           2,700                  52,920
Universal Electronics Inc.                               +                                           1,278                  23,004
Valence Technology Inc.                                  + *                                         3,746                  24,087
Varian Inc.                                              +                                           2,430                  78,489
Viasystems Group Inc.                                    +                                           9,029                  27,177
Vicor Corp.                                              +                                           2,475                  40,342
Virata Corp.                                             + *                                         4,400                  52,140
Vishay Intertechnology Inc.                              +                                           8,624                 198,352
Waters Corp.                                             +                                           7,988                 220,549
Watts Industries Inc. "A"                                                                            2,401                  40,697
Woodhead Industries Inc.                                                                             1,806                  30,702
X-Rite Inc.                                                                                          3,781                  33,424
Zoran Corp.                                              + *                                         1,972                  58,608
Zygo Corp.                                               +                                             911                  20,270
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,574,300
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY & RELATED--0.05%
-----------------------------------------------------------------------------------------------------------------------------------
H Power Corp.                                            + *                                         3,940                  38,257
Millennium Cell Inc.                                     + *                                         3,400                  35,870
Syntroleum Corp.                                         +                                           2,492                  22,652
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            96,779
-----------------------------------------------------------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.11%
-----------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc.                                                                            2,754                  70,007
Jacobs Engineering Group Inc.                            +                                           1,643                 107,173
UNIFAB International Inc.                                +                                           3,300                  16,995
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           194,175
-----------------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT--1.17%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.                                   +                                           3,050                  39,650
Anchor Gaming                                            +                                           1,278                  82,584
Argosy Gaming Co.                                        +                                           2,403                  66,707
barnesandnoble.com Inc.                                  +                                           2,900                   4,727
Championship Auto Racing Teams Inc.                      +                                           1,178                  18,848
Cheap Tickets Inc.                                       +                                           2,400                  36,240
Churchill Downs Inc.                                                                                 1,277                  32,027
Dover Downs Entertainment Inc.                                                                       3,290                  50,666
Expedia Inc. "A"                                         +                                           4,400                 205,040
Gaylord Entertainment Co. "A"                            +                                           1,767                  50,890
Global Sports Inc.                                       + *                                         2,939                  23,512
GTECH Holdings Corp.                                     +                                           1,846                  65,551
Hollywood Entertainment Corp.                            +                                           3,393                  28,705
Image Entertainment Inc.                                 +                                             599                   1,977
International Game Technology Inc.                       +                                           4,521                 282,969
International Speedway Corp. "A"                                                                     3,538                 148,596
Isle of Capris Casinos Inc.                              +                                           1,700                  15,980
Macrovision Corp.                                        +                                           3,260                 223,310
Metro-Goldwyn-Mayer Inc.                                 + *                                        13,240                 299,886
Penn National Gaming Inc.                                +                                           2,343                  59,512

Pinnacle Entertainment Inc.                          +                             1,651              12,135
Six Flags Inc.                                       +                             4,874             102,549
Speedway Motorsports Inc.                            +                             3,156              79,563
Steinway Musical Instruments Inc.                    +                             1,325              23,386
Ticketmaster Online-CitySearch Inc. "B"              +                             4,013              59,392
Trendwest Resorts Inc.                               + *                           1,751              40,962
Vail Resorts Inc.                                    +                             2,910              55,290
World Wrestling Federation Entertainment Inc.        +                             1,900              26,220
Zomax Inc.                                           +                             2,356              20,992
------------------------------------------------------------------------------------------------------------
                                                                                                   2,157,866
------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.35%
------------------------------------------------------------------------------------------------------------
Catalytica Energy Systems Inc.                       +                             1,705              36,998
Duratek Inc.                                         +                             2,430              11,907
IMCO Recycling Inc.                                                                5,713              40,562
Ionics Inc.                                          +                             1,620              51,030
IT Group Inc.                                        +                             2,512              15,951
Layne Christensen Co.                                +                             6,420              54,570
Mine Safety Appliances Co.                                                           963              31,490
MPM Technologies Inc.                                +                             1,900               7,030
Republic Services Inc. "A"                           +                            11,167             221,665
Stericycle Inc.                                      +                             1,400              65,730
Tetra Tech Inc.                                      +                             2,197              59,758
U S Liquids Inc.                                     +                             5,654              26,008
Waste Holdings Inc.                                  +                             2,593              19,707
------------------------------------------------------------------------------------------------------------
                                                                                                     642,406
------------------------------------------------------------------------------------------------------------

FOOD--1.78%
------------------------------------------------------------------------------------------------------------
American Italian Pasta Co. "A"                       + *                           1,509              70,018
Andersons Inc.                                                                     2,101              18,069
Applebee's International Inc.                                                      2,614              52,306
Arden Group Inc. "A"                                 +                               520              24,960
Bridgeford Food Corp.                                                              1,119              14,681
CEC Entertainment Inc.                               +                             1,609              79,404
Chart House Enterprises Inc.                         +                               526               1,031
Cheesecake Factory (The)                             +                             3,574             101,144
Corn Products International Inc.                                                   2,303              73,696
Dean Foods Co.                                                                     2,260              90,852
Del Monte Foods Co.                                  +                             3,796              31,810
Dole Food Co.                                                                      2,850              54,292
Dreyer's Grand Ice Cream Inc.                                                      2,121              59,176
Earthgrains Company (The)                                                          2,723              70,798
Fleming Companies Inc.                                                             3,411             121,773
Flowers Foods Inc.                                   +                             1,153              36,147
Fresh Brands Inc.                                                                  3,742              52,014
Fresh Del Monte Produce Inc.                         +                             2,629              28,998
Gardenburger Inc.                                    +                             3,019               2,596
Green Mountain Coffee Inc.                           +                             1,000              29,880
Hain Celestial Group Inc.                            +                             1,889              41,558
Hormel Foods Corp.                                                                 8,986             218,719
IBP Inc.                                                                           7,053             178,088
IHOP Corp.                                           +                             1,582              42,477
Interstate Bakeries Corp.                                                          2,520              40,320
Jack in the Box Inc.                                 +                             2,251              58,751
Kraft Foods Inc.                                     +                             5,981             185,411
Lance Inc.                                                                         2,741              37,003
M&F Worldwide Corp.                                  +                             1,561               6,010
McCormick & Co. Inc.                                                               4,552             191,275

Northland Cranberries "A"                                +                        2,127                   2,765
P.F. Chang's China Bistro Inc.                           + *                      1,053                  39,909
Papa John's International Inc.                           + *                      1,821                  46,162
Pathmark Stores Inc.                                     +                        1,900                  46,740
Performance Food Group Co.                               +                        2,324                  70,255
Ralcorp Holdings Inc.                                    +                        2,028                  38,005
Rare Hospitality International Inc.                      +                        1,567                  35,414
Ruddick Corp.                                                                     2,487                  42,155
Schlotzsky's Inc.                                        +                          972                   5,307
Seaboard Corp.                                                                      166                  34,511
Sensient Technologies Corp.                                                       2,590                  53,147
Smithfield Foods Inc.                                    +                        3,479                 140,204
Sonic Corp.                                              +                        1,826                  57,939
Suiza Foods Corp.                                        +                        1,766                  93,775
Tejon Ranch Co.                                          +                        1,368                  37,278
Tootsie Roll Industries Inc.                                                      3,343                 128,839
Tyson Foods Inc. "A"                                                             14,742                 135,774
United Heritage Corp.                                    +                        6,360                   7,505
United Natural Foods Inc.                                +                        1,913                  40,077
Weis Markets Inc.                                                                 3,068                 108,178
Whole Foods Market Inc.                                  + *                      3,158                  85,582
Wild Oats Markets Inc.                                   +                        1,876                  19,529
----------------------------------------------------------------------------------------------------------------
                                                                                                      3,282,307
----------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.32%
----------------------------------------------------------------------------------------------------------------
American Woodmark Corp.                                                           1,000                  38,420
Bowater Inc.                                                                      3,015                 134,891
Buckeye Technologies Inc.                                +                        1,702                  24,509
Caraustar Industries Inc.                                                         3,220                  29,624
Chesapeake Corp.                                                                    959                  23,735
Fibermark Inc.                                           +                        1,686                  22,339
Georgia-Pacific (Timber Group)                                                    5,707                 204,025
Glatfelter (P.H.) Co.                                                             3,481                  49,639
Pope & Talbot Inc.                                                                1,397                  18,035
Wausau-Mosinee Paper Corp.                                                        3,433                  44,251
----------------------------------------------------------------------------------------------------------------
                                                                                                        589,468
----------------------------------------------------------------------------------------------------------------

GAS--0.12%
----------------------------------------------------------------------------------------------------------------
AGL Resources Inc.                                                                2,957                  70,229
NUI Corp.                                                                         1,366                  31,527
Vectren Corporation                                                               3,387                  70,111
WGL Holdings Inc.                                                                 2,044                  55,413
----------------------------------------------------------------------------------------------------------------
                                                                                                        227,280
----------------------------------------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.33%
----------------------------------------------------------------------------------------------------------------
Axsys Technologies Inc.                                  +                        1,179                  13,995
Baldor Electric Co.                                                               1,856                  39,663
Franklin Electric Co. Inc.                                                          450                  34,155
Kennametal Inc.                                                                   2,336                  86,198
Powell Industries Inc.                                   +                        2,091                  62,730
Regal-Beloit Corp.                                                                1,935                  40,480
SPX Corp.                                                +                        2,576                 322,464
----------------------------------------------------------------------------------------------------------------
                                                                                                        599,685
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.86%
-----------------------------------------------------------------------------------------------------------------------------------
ABIOMED Inc.                                             + *                                         1,772                  41,784
Accredo Health Inc.                                      +                                           1,125                  41,839
Advanced Tissue Sciences Inc.                            + *                                         3,800                  19,000
Albany Molecular Research Inc.                           + *                                         2,100                  79,821
American Medical Systems Holdings Inc.                   +                                           3,000                  46,050
AmeriPath Inc.                                           +                                           1,673                  49,019
Apogent Technologies Inc.                                +                                           6,918                 170,183
Apria Healthcare Group Inc.                              +                                           3,016                  87,012
Aradigm Corp.                                            +                                           2,248                  15,736
Arrow International Inc.                                                                             1,139                  43,738
Arthocare Corp.                                          + *                                         1,260                  32,949
AVAX Technologies Inc.                                   +                                           2,900                   2,610
Avigen Inc.                                              + *                                         1,500                  32,250
Bacou USA Inc.                                           +                                           1,187                  33,450
Beckman Coulter Inc.                                                                                 4,158                 169,646
Bei Technologies Inc.                                                                                  900                  24,309
BioMarin Pharmaceutical Inc.                             +                                           4,800                  63,408
Bio-Rad Laboratories Inc. "A"                            +                                           1,458                  72,608
Bioreliance Corp.                                        +                                           2,049                  25,817
Biosite Diagnostics Inc.                                 +                                             977                  43,770
BriteSmile Inc.                                          +                                           6,500                  68,315
Bruker Daltonics Inc.                                    +                                           3,335                  50,258
CardioDynamics International Corp.                       +                                           2,800                  15,036
CardioGenesis Corp.                                      +                                           2,404                   7,068
Cerner Corp.                                             +                                           2,467                 103,614
Cerus Corp.                                              +                                             847                  61,467
ChromaVision Medical Systems Inc.                        +                                           3,736                  18,755
Closure Medical Corp.                                    +                                           1,294                  29,723
Colorado Medtech Inc.                                    +                                           1,974                   7,679
Community Health Systems Inc.                            +                                           5,400                 159,300
Computer Motion Inc.                                     +                                           1,959                   7,268
Conmed Corp.                                             +                                           1,677                  43,686
Cooper Companies Inc.                                                                                1,167                  59,984
Core Inc.                                                +                                           2,850                  13,965
Covance Inc.                                             +                                           3,305                  74,858
Coventry Health Care Inc.                                +                                           4,232                  85,486
Cyber-Care Inc.                                          + *                                         5,200                   6,500
Cyberonics Inc.                                          +                                           1,143                  19,317
Cygnus Inc.                                              + *                                         2,359                  24,180
Cytyc Corp.                                              +                                           7,458                 171,907
Datascope Corp.                                                                                        978                  45,076
DaVita Inc.                                              +                                           5,221                 106,143
Diagnostic Products Corp.                                                                            1,234                  40,969
Diametrics Medical Inc.                                  +                                           3,462                   9,694
Dynacq International Inc.                                +                                           2,800                  53,844
Edwards Lifesciences Corp.                               +                                           3,700                  97,532
Enzo Biochem Inc.                                        +                                           1,793                  61,500
Enzon Inc.                                               +                                           2,384                 149,000
Epimmune Inc.                                            + *                                         2,000                   7,500
Express Scripts Inc. "A"                                 +                                           5,008                 275,590
Haemonetics Corp.                                        +                                           1,692                  51,606
Health Management Associates Inc. "A"                    +                                          15,437                 324,794
Health Net Inc.                                          +                                           7,267                 126,446
Healthtronics Inc.                                       +                                           2,400                  24,000
Hillenbrand Industries Inc.                                                                          3,895                 222,443
Hologic Inc.                                             +                                           2,693                  18,312
Hooper Holmes Inc.                                                                                   3,918                  40,159
IDEXX Laboratories Inc.                                  +                                           1,429                  44,656
IGEN International Inc.                                  + *                                         1,785                  46,410
I-many Inc.                                              +                                           1,903                  25,690
Impath Inc.                                              +                                           1,124                  49,793
INAMED Corp.                                             +                                           1,100                  26,895
InSight Health Services Corp.                            +                                           1,800                  31,860
Intermagnetics General Corp.                             +                                           1,000                  32,400
Interpore International                                  +                                           2,927                  14,489
Invacare Corp.                                                                                       1,837                  70,963
Inverness Medical Technology Inc.                        +                                           2,500                  92,500
Isolyser Co. Inc.                                        +                                           2,500                   3,650
I-Stat Corp.                                             +                                           1,362                  20,076
Kensey Nash Corp.                                        +                                           1,733                  29,010
Laboratory Corp. of America Holdings                     +                                           4,080                 313,752
Lasersight Inc.                                          +                                           1,588                   3,605
LifeCell Corp.                                           +                                             600                   1,290
LifePoint Hospitals Inc.                                 +                                           2,000                  88,560
Lincare Holdings Inc.                                    +                                           5,608                 168,296
Luminex Corp.                                            + *                                         2,140                  42,779
Magellan Health Services Inc.                            +                                           2,200                  28,160
Matria Healthcare Inc.                                   +                                           1,560                  24,554

Med-Design Corp. (The)                                   +                                           2,100                  63,294
Medwave Inc.                                             +                                           1,841                   8,284
Mentor Corp.                                             *                                           1,484                  42,294
Meridian Bioscience Inc.                                                                             4,830                  25,116
Merit Medical Systems Inc.                               +                                           2,000                  18,000
Micro Therapeutics Inc.                                  +                                           3,300                  26,400
Mid Atlantic Medical Services Inc.                       +                                           3,220                  57,735
Minimed Inc.                                             +                                           4,012                 192,576
Novamed Eyecare Inc.                                     +                                           2,500                   5,775
Novavax Inc.                                             +                                           4,500                  43,875
Novoste Corp.                                            +                                           2,694                  68,697
Oakley Inc.                                              +                                           4,562                  84,397
Ocular Sciences Inc.                                     +                                           2,303                  58,496
OraSure Technologies Inc.                                +                                           2,701                  33,762
Ortec Inernational Inc.                                  +                                           3,263                  21,373
OrthAlliance Inc. "A"                                    +                                           1,581                   5,138
Orthodontic Centers of America Inc.                      +                                           2,838                  86,275
Orthologic Corp.                                         +                                           3,033                  13,376
Osteotech Inc.                                           +                                           2,997                  13,636
Oxford Health Plans Inc.                                 +                                           5,396                 154,326
PacifiCare Health Systems Inc. "A"                       +                                           2,236                  36,447
Palatin Technologies Inc.                                +                                           1,800                   7,740
Pediatrix Medical Group Inc.                             +                                           1,483                  49,236
PharmaNetics Inc.                                        +                                           2,400                  25,224
Polymedica Industries Corp.                              +                                             800                  32,400
Possis Medical Inc.                                      +                                           3,456                  41,645
Prime Medical Service Inc.                               +                                           2,659                  11,992
Province Healthcare Co.                                  + *                                         2,368                  83,567
PSS World Medical Inc.                                   +                                           7,148                  45,962
Psychemedics Corp.                                                                                   2,416                  10,268
Quest Diagnostics Inc.                                   +                                           6,072                 454,489
RehabCare Group Inc.                                     +                                           1,278                  61,600
Renal Care Group Inc.                                    +                                           3,513                 115,543
Res-Care Inc.                                            +                                           2,444                  20,187
ResMed Inc.                                              + *                                         1,712                  86,542
Respironics Inc.                                         +                                           2,313                  68,835
Ribozyme Pharmaceuticals Inc.                            +                                           3,000                  30,000
SciQuest.com Inc.                                        +                                           3,205                   3,333
Select Medical Corp.                                     +                                           2,800                  56,000
Sola International Inc.                                  +                                           3,813                  53,801
Specialty Laboratories Inc.                              +                                           1,300                  49,205
Spectranetics Corp.                                      +                                           3,055                   7,790
SPECTRASCIENCE Inc.                                      +                                           2,000                  10,600
Staar Surgical Co.                                       +                                           1,696                   8,192
Steris Corp.                                             +                                           4,554                  91,308
Sunrise Assisted Living Inc.                             + *                                         1,950                  51,187
Sunrise Technologies International Inc.                  + *                                         4,043                   4,973
Syncor International Corp.                               +                                           1,382                  42,842
Techne Corp.                                             +                                           2,192                  71,240
Theragenics Corp.                                        +                                           2,984                  33,331
Thoratec Labs Corp.                                      + *                                         5,376                  83,597
Triad Hospitals Inc.                                     + *                                         4,224                 124,481
Trigon Healthcare Inc.                                   +                                           2,392                 155,121
TriPath Imaging Inc.                                     +                                           3,479                  34,478
U.S. Physical Therapy Inc.                               +                                           3,600                  57,492
Unilab Corp.                                             +                                           1,772                  44,654
Universal Health Services Inc. "B"                       +                                           3,730                 169,715
Urologix Inc.                                            +                                           2,100                  38,451
US Oncology Inc.                                         +                                           4,023                  35,764
Valentis Inc.                                            +                                           3,876                  24,225
Varian Medical Systems Inc.                              +                                           1,830                 130,845
Ventana Medical Systems Inc.                             + *                                         1,393                  43,879
VISX Inc.                                                +                                           4,020                  77,787
Vital Sign Inc.                                                                                      1,269                  41,940
WebMD Corp.                                              +                                          23,096                 161,672
West Pharmaceutical Services Inc.                                                                    1,471                  39,717
Young Innovations Inc.                                   +                                             903                  20,227
ZEVEX International Inc.                                 +                                           1,200                   4,320
Zoll Medical Corp.                                       +                                             677                  18,584
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,932,614
----------------------------------------------------------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--3.59%
-------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. "A"                                  +                         94                6,523,600
Craig Corp.                                                  +                      1,000                    2,000
Triarc Companies Inc.                                        +                      1,308                   34,270
Walter Industries Inc.                                                              3,486                   41,483
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,601,353
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

HOME BUILDERS--0.68%
-------------------------------------------------------------------------------------------------------------------
AMREP Corporation                                            +                        500                    2,500
Beazer Homes USA Inc.                                        +                      1,231                   78,156
Champion Enterprises Inc.                                    +                      5,252                   59,768
Clayton Homes Inc.                                                                  8,105                  127,411
D.R. Horton Inc.                                                                    4,945                  112,251
Del Webb Corp.                                               +                      1,308                   50,607
Dominion Homes Inc.                                          +                      1,300                   12,350
Fleetwood Enterprises Inc.                                                          3,500                   49,280
Lennar Corp.                                                                        3,750                  156,375
M.D.C. Holdings Inc.                                                                1,232                   43,613
Monaco Coach Corp.                                           +                      1,835                   60,922
Newmark Homes Corp.                                                                 1,914                   26,279
NVR Inc.                                                     +                        481                   71,188
Palm Harbor Homes Inc.                                       +                      2,363                   51,395
Ryland Group Inc.                                                                   1,057                   53,484
Skyline Corp.                                                                       1,441                   39,195
Standard-Pacific Corp.                                                              2,626                   60,792
Thor Industries Inc.                                                                1,446                   47,675
Toll Brothers Inc.                                           +                      2,254                   88,605
Winnebago Industries Inc.                                                           2,120                   65,190
-------------------------------------------------------------------------------------------------------------------
                                                                                                         1,257,036
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS--0.42%
-------------------------------------------------------------------------------------------------------------------
Applica Inc.                                                 +                      4,014                   31,951
Bassett Furniture Industries Inc.                                                   2,279                   28,670
Ethan Allen Interiors Inc.                                                          3,049                   99,093
Fedders Corp.                                                                       3,324                   17,285
Furniture Brands International Inc.                          +                      3,220                   90,160
Harman International Industries Inc.                                                1,782                   67,876
Kimball International Inc. "B"                                                      1,920                   34,752
Lazare Kaplan International Inc.                             +                      2,279                   11,623
La-Z-Boy Inc.                                                                       3,606                   66,711
Libbey Inc.                                                                         1,773                   70,406
Movado Group Inc.                                                                   1,678                   33,896
Oneida Ltd.                                                                         1,947                   39,583
Parkervision Inc.                                            + *                    1,320                   34,518
Polycom Inc.                                                 +                      4,448                  102,704
Rowe Furniture Corp.                                                                  499                    1,622
Royal Appliance Manufacturing Co.                            +                      2,194                   13,340
Salton Inc.                                                  + *                    1,283                   22,837
-------------------------------------------------------------------------------------------------------------------
                                                                                                           767,027
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.49%
-------------------------------------------------------------------------------------------------------------------
Blyth Inc.                                                                          2,800                   71,988
Church & Dwight Co. Inc.                                                            2,224                   56,601
Dial Corp.                                                                          6,317                   90,017
Enesco Group Inc.                                            +                      7,002                   42,362
Fossil Inc.                                                  +                      2,804                   58,183
Harland (John H.) Co.                                                               1,887                   43,967
Helen of Troy Ltd.                                           +                      2,599                   22,975
Nashua Corp.                                                 +                      3,083                   21,427
National Presto Industries Inc.                                                     1,071                   31,809
Pennzoil-Quaker State Co.                                                           5,777                   64,702
Playtex Products Inc.                                        +                      4,899                   52,419
Russ Berrie & Co. Inc.                                                              1,994                   58,624
Scotts Co. (The) "A"                                         +                      1,835                   76,061
Standard Register Co.                                                               2,728                   50,468
Toro Co.                                                                            1,375                   61,806
Wallace Computer Services Inc.                                                      2,335                   38,621
Yankee Candle Co. Inc. (The)                                 + *                    3,500                   66,465
-------------------------------------------------------------------------------------------------------------------
                                                                                                           908,495
-------------------------------------------------------------------------------------------------------------------

INDUSTRIAL - DIVERSIFIED--0.01%

-------------------------------------------------------------------------------------------------------------------
York Group Inc.                                              +                         1,499                14,660
-------------------------------------------------------------------------------------------------------------------
                                                                                                            14,660
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

INSURANCE--3.01%
-------------------------------------------------------------------------------------------------------------------
Acceptance Insurance Companies Inc.                          +                         3,741                19,640
Alfa Corp.                                                                             1,928                47,622
Allmerica Financial Corp.                                                              3,000               172,500
American Financial Group Inc.                                *                         3,332               100,960
American National Insurance Co.                                                        1,184                88,504
AmerUs Group Co.                                                                       1,849                65,584
Argonaut Group Inc.                                                                    2,775                55,778
Arm Financial Group Inc. "A"                                 +                         1,057                     1
Baldwin & Lyons Inc. "B"                                                               1,513                31,773
Berkley (W.R.) Corp.                                                                   1,985                82,219
Brown & Brown Inc.                                                                     2,008                84,316
Capitol Transamerica Corp.                                                             1,713                26,089
CNA Financial Corp.                                          +                         8,827               348,225
CNA Surety Corp.                                                                       2,972                41,608
Commerce Group Inc.                                                                    2,012                74,021
Crawford & Co. "B"                                                                     3,782                68,076
Danielson Holding Corp.                                      +                           700                 3,115
Delphi Financial Group Inc. "A"                                                          948                36,498
Donegal Group Inc. " A"                                                                1,710                22,145
Donegal Group Inc. "B"                                                                   855                 9,841
Erie Indemnity Co. "A"                                                                 4,799               142,770
FBL Financial Group Inc. "A"                                                           2,105                37,890
Fidelity National Financial Inc.                                                       4,304               105,749
Financial Industries Corp.                                                             1,320                16,566
First American Corp.                                                                   4,918                93,147
Fremont General Corp.                                                                  3,527                22,926
Gainsco Inc.                                                                             770                   924
Gallagher (Arthur J.) & Co.                                                            4,692               121,992
Great American Financial Resources Inc.                                                2,609                47,066
Harleysville Group Inc.                                                                2,703                80,414
HCC Insurance Holdings Inc.                                                            3,153                77,249
HealthExtras Inc.                                            +                         3,729                35,351
Hilb Rogal & Hamilton Co.                                                                847                37,056
Horace Mann Educators Corp.                                                            2,702                58,228
Independence Holding Co.                                                               1,069                16,024
Kansas City Life Insurance Co.                                                         1,354                54,160
LandAmerica Financial Group Inc.                                                       1,290                41,087
Leucadia National Corp.                                                                4,082               132,461
Liberty Financial Companies Inc.                                                       2,664                86,447
Markel Corp.                                                 +                           446                87,639
Mercury General Corp.                                                                  2,849                99,630
MONY Group Inc.                                                                        3,193               128,135
Nationwide Financial Services Inc.                                                     1,464                63,904
Navigators Group Inc.                                        +                         1,877                35,475
Odyssey Re Holdings Corp.                                    +                         1,410                25,479
Ohio Casualty Corp.                                                                    5,178                67,055
Old Republic International Corp.                                                       8,000               232,000
Philadelphia Consolidated Holding Co.                        + *                       1,445                50,257
PICO Holdings Inc.                                           +                         2,300                33,626
PMA Capital Corp. "A"                                                                  2,309                41,677
PMI Group Inc. (The)                                                                   2,935               210,322
Presidential Life Corp.                                                                2,120                47,488
ProAssurance Corp.                                           +                         2,298                39,641
Professionals Group Inc.                                     +                         1,112                30,547
Protective Life Corp.                                                                  3,582               123,113
Radian Group Inc.                                                                      6,182               250,062
Reinsurance Group of America Inc.                                                      2,557                96,910
RLI Corp.                                                                                964                43,303
Selective Insurance Group Inc.                                                         1,963                52,373
StanCorp Financial Group Inc.                                                          2,000                94,780
State Auto Financial Corp.                                                             3,976                65,167
Stewart Information Services Corp.                           +                         2,478                48,296
Transatlantic Holdings Inc.                                                            2,050               251,146
Triad Guaranty Inc.                                          +                         1,498                59,920
21st Century Insurance Group                                                           4,619                85,913
UICI                                                         +                         4,968                63,342
United Fire & Casualty Co.                                                             1,251                36,554
Unitrin Inc.                                                                           4,544               174,490
Universal American Financial Corp.                           +                         3,000                18,630
Wesco Financial Corp.                                                                    418               145,422
White Mountains Insurance Group Inc.                                                     256                96,320
Zenith National Insurance Corp.                                                        1,762                47,574
-------------------------------------------------------------------------------------------------------------------
                                                                                                         5,532,212
-------------------------------------------------------------------------------------------------------------------


IRON / STEEL--0.20%
-----------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp.                                                                  8,844            110,904
Carpenter Technology Corp.                                                              1,780             52,136
Gibraltar Steel Corp.                                                                   1,160             22,736
National Steel Corp. "B"                                                                4,836              8,318
Reliance Steel & Aluminum Co.                                                           1,537             38,809
Ryerson Tull Inc.                                                                       3,442             46,433
Shiloh Industries Inc.                                       +                          2,882             14,266
Steel Dynamics Inc.                                          +                          4,841             60,513
Weirton Steel Corp.                                          +                          2,700              1,728
WHX Corp.                                                    +                          1,756              3,372
-----------------------------------------------------------------------------------------------------------------
                                                                                                         359,215
-----------------------------------------------------------------------------------------------------------------
LEISURE TIME--0.50%
-----------------------------------------------------------------------------------------------------------------
Ambassadors International Inc.                                                            965             23,836
American Classic Voyages Co.                                 + *                        2,034              7,119
Bally Total Fitness Holding Corp.                            +                          1,835             54,334
Callaway Golf Co.                                                                       4,560             72,048
Cannondale Corp.                                             +                          3,074             12,112
Direct Focus Inc.                                            + *                        1,800             85,500
Galileo International Inc.                                                              5,294            172,055
K2 Inc.                                                      +                          2,311             26,415
Polaris Industries Partners LP "A"                                                      1,647             75,433
Rawlings Sporting Goods Co.                                  +                          3,087             14,262
Resortquest International Inc.                               +                          3,354             38,571
Royal Caribbean Cruises Ltd.                                                           11,518            254,663
WMS Industries Inc.                                          + *                        2,502             80,489
-----------------------------------------------------------------------------------------------------------------
                                                                                                         916,837
-----------------------------------------------------------------------------------------------------------------
LODGING--0.73%
-----------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc.                                       +                          7,800            124,800
Aztar Corp.                                                  +                          2,668             32,283
Boca Resorts Inc. "A"                                        +                          2,661             39,197
Boyd Gaming Corp.                                            +                          6,380             36,685
Choice Hotels International Inc.                             +                          4,489             67,335
Crestline Capital Corp.                                      +                          1,655             51,421
Extended Stay America Inc.                                   +                          5,792             86,880
Hollywood Casino Corp. "A"                                   +                          4,100             32,185
John Q Hammons Hotels Inc.                                   +                          2,600             16,900
Mandalay Resort Group Inc.                                   +                          4,456            122,094
Marcus Corp.                                                                            2,495             34,805
MGM Grand Inc.                                               *                         10,182            305,053
Park Place Entertainment Corp.                               +                         19,847            240,149
Prime Hospitality Corp.                                      +                          3,038             36,000
ShoLodge Inc.                                                +                          1,700              8,874
Sonesta International Hotels Corp.                                                        800              7,600
Station Casinos Inc.                                         +                          4,168             66,688
Suburban Lodges of America Inc.                              +                          3,969             30,561
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,339,510
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
MACHINERY--1.11%
-----------------------------------------------------------------------------------------------------------------
AGCO Corp.                                                   *                        3,663               33,516
Albany International Corp. "A"                               + *                      2,107               39,822
Applied Industrial Technologies Inc.                                                  1,369               25,943
Astec Industries Inc.                                        +                        1,643               28,342
Asyst Technologies Inc.                                      +                        2,036               27,486
Brooks Automation Inc.                                       +                        1,205               55,551
Cognex Corp.                                                 +                        3,191              108,015
Donaldson Co. Inc.                                                                    3,564              111,019
DT Industries Inc.                                           +                        2,068               14,497
Dycom Industries Inc.                                        +                        2,491               57,119
Electroglas Inc.                                             +                        1,827               32,338
Esterline Technologies Corp.                                 +                        1,575               34,256
Flowserve Corp.                                              +                        3,318              102,029
Gardner Denver Inc.                                          +                        2,593               53,286
Gerber Scientific Inc.                                                                3,216               35,215
Global Payment Technologies Inc.                             +                        2,540                7,671
Global Power Equipment Group Inc.                            +                          440               12,892
Graco Inc.                                                                            2,097               69,201
Hurco Companies Inc.                                         +                          600                1,662
Idex Corp.                                                                            1,912               65,008
Imation Corp.                                                +                        1,818               45,814
Insituform Technologies Inc. "A"                             +                        1,180               43,070
JLG Industries Inc.                                                                   2,372               29,294
Kulicke & Soffa Industries Inc.                              +                        3,584               61,501
Lincoln Electric Holding Inc.                                                         3,754               95,727
Magnetek Inc.                                                +                        2,812               35,150
Manitowoc Co. Inc.                                                                    1,359               40,091
McClain Industries Inc.                                      +                        1,400                3,514
Nordson Corp.                                                                         2,262               52,727
Paragon Technologies Inc.                                    +                        3,600               26,640
Paxar Corp.                                                  +                        4,543               65,419
PPT Vision Inc.                                              +                        1,600                3,456
Presstek Inc.                                                +                        1,890               22,680
Research Inc.                                                +                        3,200                1,600
Robbins & Myers Inc.                                                                  1,306               36,829
Semitool Inc.                                                +                        1,816               21,665
Stewart & Stevenson Services Inc.                                                     2,732               90,156
Tecumseh Products Co. "A"                                                               939               46,481
Tegal Corp.                                                  +                        4,300               12,040
Tennant Co.                                                                           1,215               48,600
Terex Corp.                                                  +                        1,930               40,916
Thermo Fibertek Inc.                                         +                        4,150               12,035
Thomas Industries Inc.                                                                1,910               56,345
Ultratech Stepper Inc.                                       +                        1,943               49,838
Unova Inc.                                                   +                        4,748               32,666
Woodward Governor Co.                                                                   816               68,830
Zebra Technologies Corp. "A"                                 +                        1,698               83,406
-----------------------------------------------------------------------------------------------------------------
                                                                                                       2,041,358
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

MANUFACTURERS--0.53%
-----------------------------------------------------------------------------------------------------------------
AZZ Incorporated                                                                      1,300               32,500
Carlisle Companies Inc.                                                               1,750               61,023
CUNO Inc.                                                    +                        1,796               53,880
Federal Signal Corp.                                                                  3,227               75,738
Harsco Corp.                                                                          2,388               64,786
Lancaster Colony Corp.                                                                3,093              102,007
Newport News Shipbuilding Inc.                                                        1,978              121,153
Pentair Inc.                                                                          3,018              102,008
Pittston Brink's Group                                                                3,275               73,000
Polymer Group Inc.                                                                    3,131                7,076
Samsonite Corp.                                              +                        2,267                6,461
Sturm Ruger & Co. Inc.                                                                2,392               23,442
Teleflex Inc.                                                                         2,073               91,212
Tredegar Corporation                                                                  2,217               42,456
Trinity Industries Inc.                                                               2,237               46,731
U.S. Industries Inc.                                                                  5,310               21,771
Wabtec Corporation                                                                    3,405               51,075
-----------------------------------------------------------------------------------------------------------------
                                                                                                         976,319
-----------------------------------------------------------------------------------------------------------------

MEDIA--4.12%
------------------------------------------------------------------------------------------------------------------
Acme Communications Inc.                                     +                      2,400                  19,704
Adelphia Communications Corp. "A"                            + *                    9,397                 385,277
Banta Corp.                                                                         1,294                  37,914
Beasley Broadcast Group Inc. "A"                             +                      2,300                  39,100
Belo (A.H.) Corp.                                                                   7,894                 148,723
BHC Communications Inc. "A"                                  +                      1,607                 223,357
Big City Radio Inc.                                          +                      2,600                   9,100
Cablevision Systems Corp.                                    +                      8,309                 486,077
Charter Communications Inc.                                  + *                   16,700                 389,945
Chris-Craft Industries Inc.                                  +                      2,263                 161,578
Classic Communications Inc. "A"                              +                      1,770                   1,575
Cox Radio Inc. "A"                                           +                      2,765                  77,005
Crown Media Holdings Inc.                                    +                      2,398                  44,483
CTN Media Group Inc.                                         +                      1,438                   2,157
Cumulus Media Inc."A"                                        +                      3,327                  45,181
Emmis Communications Corp.                                   +                      3,174                  97,601
Entercom Communications Corp.                                +                      3,200                 171,552
Fox Entertainment Group Inc. "A"                             +                     11,203                 312,564
Gemstar-TV Guide International Inc.                          +                     25,700               1,130,800
Granite Broadcasting Corp.                                   +                      1,368                   4,104
Gray Communications Systems Inc. "B"                                                2,271                  34,292
Harcourt General Inc.                                                               4,557                 265,172
Hearst-Argyle Television Inc.                                +                      2,673                  53,460
Hispanic Broadcasting Corp.                                  +                      6,746                 193,543
Hollinger International Inc.                                                        5,722                  78,678
Hollywood Media Corp.                                        +                      2,989                  13,451
Houghton Mifflin Co.                                                                1,547                  92,712
HyperFeed Technologies Inc.                                  +                        997                   2,114
Information Holdings Inc.                                    +                      1,958                  63,243
Insight Communications Co. Inc.                              +                      2,900                  72,500
Journal Register Co.                                         +                      2,867                  46,159
Lee Enterprises Inc.                                                                2,693                  88,869
Liberty Corp.                                                                       1,034                  41,360
Liberty Digital Inc. "A"                                     +                      2,600                  15,834
LodgeNet Entertainment Corp.                                 +                      2,500                  43,750
Lynch Interactive Corp.                                      +                        504                  31,757
McClatchy Co. (The) "A"                                                             2,699                 105,531
Media General Inc. "A"                                                              1,397                  64,262
Mediacom Communications Corp.                                +                      4,250                  59,500
Metromedia International Group Inc.                          +                      4,997                  16,440
New Frontier Media Inc.                                      +                      1,500                   3,900
On Command Corp.                                             +                      3,249                  14,621
Paxson Communications Corp.                                  +                      4,748                  64,098
Pegasus Communications Corp.                                 +                      3,312                  74,520
Playboy Enterprises Inc. "B"                                 +                      2,398                  37,529
Primedia Inc.                                                + *                   10,516                  71,404
Pulitzer Inc.                                                                         706                  37,277
Radio Unica Communications Corp.                             +                      3,800                  11,324
Rare Medium Group Inc.                                       +                      5,115                   2,097
Readers Digest Association Inc. (The) "A"                                           6,294                 180,953
Regent Communications Inc.                                   +                      3,200                  38,368
Scholastic Corp.                                             +                      1,860                  83,700
Scripps (E.W.) Company                                                              4,911                 338,859
Sinclair Broadcast Group "A"                                 +                      4,099                  42,220
Spanish Broadcasting System Inc. "A"                         +                      2,600                  21,346
TiVo Inc.                                                    + *                    3,800                  20,900
United Television Inc.                                       +                        620                  78,120
UnitedGlobalCom Inc. "A"                                     +                      5,046                  43,648
USA Networks Inc.                                            +                     18,163                 512,015
Value Line Inc.                                                                     1,146                  48,384
Washington Post Company (The) "B"                                                     450                 258,300
Westwood One Inc.                                            +                      7,086                 261,119
Wiley (John) & Sons Inc. "A"                                                        3,234                  76,484
Wink Communications Inc.                                     +                      2,600                   6,656
XM Satellite Radio Holdings Inc. "A"                         +                      4,500                  72,900
Youthstream Media Networks Inc.                              +                      2,318                   3,709
------------------------------------------------------------------------------------------------------------------
                                                                                                        7,574,875
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.14%
------------------------------------------------------------------------------------------------------------------
Amcast Industrial Corp.                                                             1,839                  15,732
Kaydon Corp.                                                                        1,638                  42,015
Penn Engineering & Manufacturing Corp.                                              1,834                  32,095
Precision Castparts Corp.                                                           2,578                  96,469
TransTechnology Corp.                                                               3,132                  27,342
Valmont Industries Inc.                                                             2,324                  42,297
------------------------------------------------------------------------------------------------------------------
                                                                                                          255,950
------------------------------------------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.28%
-----------------------------------------------------------------------------------------------------------------
Ameron Inc.                                                                           1,000               66,750
AptarGroup Inc.                                                                       1,812               58,763
Atchison Casting Corp.                                       +                          457                1,325
Commercial Metals Co.                                                                 1,070               34,272
Matthews International Corp. "A"                                                        987               43,396
Maverick Tube Corp.                                          +                        1,669               28,290
Mueller Industries Inc.                                      +                        2,001               65,853
Niagara Corp.                                                +                          600                1,200
NS Group Inc.                                                +                        1,534               20,479
Pitt-Des Moines                                                                         500               17,250
Shaw Group Inc.                                              +                        2,670              107,067
Titanium Metals Corp.                                        +                        2,200               22,000
TransPro Inc.                                                +                        1,600                6,080
Tremont Corp.                                                                         1,000               35,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                         508,225
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

MINING--0.22%
-----------------------------------------------------------------------------------------------------------------
Arch Coal Inc.                                                                        3,365               87,053
Brush Engineered Materials                                                            1,404               22,464
Century Aluminum Company                                                              1,637               26,257
Charles & Colvard Ltd.                                       +                        2,811                3,542
Kaiser Aluminum Corp.                                        +                        3,541               14,093
MAXXAM Inc.                                                  +                        1,713               42,362
Meridian Gold Inc.                                           +                        4,594               36,522
Peabody Energy Corp.                                         +                        1,367               44,769
Stillwater Mining Co.                                        +                        2,620               76,635
USEC Inc.                                                                             5,274               44,460
-----------------------------------------------------------------------------------------------------------------
                                                                                                         398,157
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.21%
-----------------------------------------------------------------------------------------------------------------
General Binding Corp.                                        +                        3,195               33,867
Herman Miller Inc.                                                                    5,446              131,793
HON Industries Inc.                                                                   4,562              110,492
Insight Enterprises Inc.                                     +                        2,872               70,364
Steelcase Inc.                                                                        1,929               23,052
Virco Manufacturing Corp.                                                             1,321               13,606
-----------------------------------------------------------------------------------------------------------------
                                                                                                         383,174
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.10%
-----------------------------------------------------------------------------------------------------------------
Adams Resources & Energy Inc.                                                         1,600               21,200
Apco Argentina Inc.                                                                     971               25,295
Atmos Energy Corp.                                                                    1,953               47,770
ATP Oil & Gas Corp.                                          +                        1,370               15,399
Atwood Oceanics Inc.                                         +                          702               24,640
Barrett Resources Corp.                                      +                        1,508               88,972
Belco Oil & Gas Corp.                                        +                        4,065               36,585
Berry Petroleum Co. "A"                                                               2,178               31,581
Blue Dolphin Energy Co.                                      +                        7,300               30,660
BP Prudhoe Bay Royalty Trust                                                          1,489               21,293
Cabot Oil & Gas Corp. "A"                                                             2,315               56,486
CAL Dive International Inc.                                  + *                      2,072               50,971
Callon Petroleum Corp.                                       +                        1,559               18,474
Cascade Natural Gas Corp.                                                             1,007               21,449
Chesapeake Energy Corp.                                      +                       10,300               70,040
Chiles Offshore Inc.                                         +                        2,500               48,150
Clayton Williams Energy Inc.                                 +                        1,100               18,645
Dawson Geophysical Co.                                       +                        2,400               22,320
Denbury Resources Inc.                                       +                        4,397               41,332
Diamond Offshore Drilling Inc.                                                        8,576              283,437
Encore Acquisition Co.                                       +                        1,937               22,276
Energen Corp.                                                                         1,408               38,861
Energy Partners Ltd.                                         +                        2,000               26,820
ENSCO International Inc.                                                              8,456              197,870
Equitable Resources Inc.                                                              4,522              150,628
Evergreen Resources Inc.                                     +                        1,493               56,734
Forest Oil Corp.                                             +                        1,623               45,444
Giant Industries Inc.                                        +                        2,584               22,739
Global Marine Inc.                                           +                       10,656              198,521
Grey Wolf Inc.                                               +                        9,565               38,260
Hanover Compressor Co.                                       +                        3,852              127,463
Helmerich & Payne Inc.                                                                2,900               89,871
Houston Exploration Co.                                      +                        1,769               55,281
Howell Corp.                                                 *                        2,050               23,370
HS Resources Inc.                                            +                        1,085               70,308
Key Energy Services Inc.                                     +                        5,818               63,067
Louis Dreyfus Natural Gas Corp.                              +                        2,594               90,401
Magnum Hunter Resources Inc.                                 +                        2,900               25,810
Mallon Resources Corp.                                       +                        3,500               20,650
Marine Drilling Co. Inc.                                     +                        4,041               77,224
MarkWest Hydrocarbon Inc.                                    +                        1,779               12,898
McMoRan Exploration Co.                                      +                        2,119               31,785


Meridian Resource Corp. (The)                                +                       5,900                  42,303
Mission Resources Corp.                                      +                       1,833                  12,391
Mitchell Energy & Development Corp. "A"                                              2,797                 129,361
Murphy Oil Corp.                                                                     3,011                 221,610
National-Oilwell Inc.                                        +                       5,282                 141,558
New Jersey Resources Corp.                                                             996                  45,019
Newfield Exploration Co.                                     +                       2,402                  77,008
Noble Affiliates Inc.                                                                3,549                 125,457
Northwest Natural Gas Co.                                                              909                  22,634
Nuevo Energy Co.                                             +                       1,327                  21,630
Ocean Energy Inc.                                                                   11,362                 198,267
Oceaneering International Inc.                               +                       2,232                  46,314
Parker Drilling Co.                                          +                       6,495                  42,218
Patina Oil & Gas Corp.                                                               1,200                  31,800
Petroleum Development Corp.                                  +                       2,500                  15,775
Piedmont Natural Gas Co.                                                             1,471                  52,250
Pioneer Natural Resources Co.                                +                       6,483                 110,535
Pogo Producing Co.                                                                   2,695                  64,680
Pride International Inc.                                     +                       4,254                  80,826
Prima Energy Corp.                                           +                       1,030                  24,813
Remington Oil & Gas Corp.                                    +                       2,200                  41,800
Santa Fe International Corp.                                                         6,834                 198,186
Seacor Smit Inc.                                             +                         850                  39,729
Seitel Inc.                                                  +                       1,764                  23,108
Semco Energy Inc.                                            *                       1,700                  25,500
Southern Union Co.                                           +                       3,107                  63,383
Southwest Gas Corp.                                                                  1,656                  39,214
Spinnaker Exploration Co.                                    +                       2,000                  79,720
St. Mary Land & Exploration Co.                                                      1,598                  37,329
Stone Energy Corp.                                           + *                     2,015                  89,264
Superior Energy Services Inc.                                +                       5,800                  45,820
Swift Energy Co.                                             +                       1,629                  49,082
Tesoro Petroleum Corp.                                       +                       3,192                  40,219
3TEC Energy Corp.                                            +                         900                  14,400
Tom Brown Inc.                                               +                       1,879                  45,096
UGI Corp.                                                                            1,570                  42,390
Ultramar Diamond Shamrock Corp.                                                      5,919                 279,673
Unit Corp.                                                   +                       2,349                  37,232
Valero Energy Corp.                                                                  4,098                 150,724
Vintage Petroleum Inc.                                                               3,458                  64,665
WD-40 Company                                                                        1,899                  49,564
Western Gas Resources Inc.                                                           2,585                  84,271
WestPort Resources Corp.                                     +                       2,900                  60,900
W-H Energy Services Inc.                                     +                       1,400                  26,600
XTO Energy Inc.                                                                      6,940                  99,589
-------------------------------------------------------------------------------------------------------------------
                                                                                                         5,694,887
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

OIL & GAS SERVICES--1.07%
-------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                              +                      10,072                 285,843
CARBO Ceramics Inc.                                                                  1,338                  49,573
Cooper Cameron Corp.                                         +                       3,381                 188,660
Dril-Quip Inc.                                               +                       1,536                  33,070
FMC Technologies Inc.                                        +                         266                   5,493
Global Industries Ltd.                                       +                       5,078                  63,323
Grant Prideco Inc.                                           +                       7,960                 139,220
Hydril Co.                                                   +                       2,000                  45,540
Input/Output Inc.                                            +                       4,854                  61,646
Lone Star Technologies Inc.                                  +                       1,606                  58,137
Mitcham Industries Inc.                                      +                       2,200                  14,960
Newpark Resources Inc.                                       +                       6,968                  77,345
Oil States International Inc.                                +                       2,906                  26,793
Patterson-UTI Energy Inc.                                    +                       4,632                  82,774
Smith International Inc.                                     +                       3,253                 194,855
Tidewater Inc.                                                                       3,338                 125,843
Varco International Inc.                                     +                       6,349                 118,155
Veritas DGC Inc.                                             +                       1,922                  53,336
Weatherford International Inc.                               +                       7,060                 338,880
-------------------------------------------------------------------------------------------------------------------
                                                                                                         1,963,446
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.42%
-------------------------------------------------------------------------------------------------------------------
AEP Industries Inc.                                          + *                       745                  26,328
BWAY Corporation                                             +                       1,143                   5,944
Gaylord Container Corporation "A"                            +                       5,383                   5,652
Greif Brothers Corp. "A"                                                             1,625                  49,319
Ivex Packaging Corp.                                         +                       3,836                  72,884
Longview Fibre Co.                                                                   3,612                  44,500
Packaging Corporation of America                             +                       6,850                 106,381
Silgan Holdings Inc.                                         +                       2,054                  36,068
Smurfit-Stone Container Corp.                                +                      15,716                 254,599
Sonoco Products Co.                                                                  7,046                 175,304
-------------------------------------------------------------------------------------------------------------------
                                                                                                           776,979
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.39%
-------------------------------------------------------------------------------------------------------------------
aaiPharma Inc.                                               +                           1,732              27,175
Abgenix Inc.                                                 +                           5,332             239,940
Adolor Corporation                                           +                           1,700              36,720
AdvancePCS                                                   +                           1,800             115,290
Akorn Inc.                                                   +                           2,709               8,154
Align Technology Inc.                                        + *                         2,948              23,112
Alkermes Inc.                                                + *                         3,692             129,589
Alliance Pharmaceutical Corp.                                +                           3,200               7,200
Allou Health & Beauty Care Inc. "A"                          +                           2,961              12,140
Allscripts Healthcare Solutions Inc.                         + *                         4,600              41,400
Alpharma Inc. "A"                                            *                           2,695              73,439
Amerisource Health Corp. "A"                                 + *                         2,892             159,928
Amylin Pharmaceuticals Inc.                                  +                           4,300              48,375
Andrx Group                                                  +                           4,200             323,400
Antigenics Inc.                                              + *                         2,200              43,450
Aphton Corp.                                                 +                           2,832              62,021
Arqule Inc.                                                  +                           1,444              31,277
AVANIR Pharmaceuticals "A"                                   +                           4,000              25,200
AVI BioPharma Inc.                                           +                           4,800              37,200
Axys Pharmaceuticals Inc.                                    +                           3,011              12,646
Barr Laboratories Inc.                                       +                           1,751             123,288
Bergen Brunswig Corp. "A"                                                                8,321             159,930
Biopure Corp.                                                + *                         2,300              60,651
Bone Care International Inc.                                 +                           1,973              52,285
Boston Life Sciences Inc.                                    +                           3,693              12,926
Celgene Corp.                                                +                           4,515             130,258
Cell Genesys Inc.                                            +                           2,359              48,360
Cell Therapeutics Inc.                                       +                           1,890              52,240
Cephalon Inc.                                                + *                         2,859             201,560
CIMA Labs Inc.                                               +                           1,000              78,500
Ciphergen Biosystems Inc.                                    +                           3,000              20,250
CollaGenex Pharmaceuticals Inc.                              +                           3,116              25,551
Connetics Corp.                                              +                           3,237              24,536
COR Therapeutics Inc.                                        + *                         3,192              97,356
Corixa Corp.                                                 + *                         3,112              53,122
Corvas International Inc.                                    +                           2,500              29,450
Cubist Pharmaceuticals Inc.                                  +                           1,544              58,672
CV Therapeutics Inc.                                         + *                         1,400              79,800
Cytoclonal Pharmaceuticals Inc.                              + *                         4,756              17,359
D&K Healthcare Resources Inc.                                                            1,638              60,360
Dentsply International Inc.                                                              2,948             130,744
Digene Corp.                                                 +                           2,628             107,222
Duramed Pharmaceuticals Inc.                                 +                           2,262              40,467
Durect Corp.                                                 +                           3,800              53,200
Emisphere Technologies Inc.                                  +                           1,405              40,843
Endo Pharmaceuticals Holdings Inc.                           +                           5,500              53,625
Epix Medical Inc.                                            +                           1,921              23,724
Genta Inc.                                                   + *                         4,000              53,560
Genzyme Transgenics Corp.                                    +                           7,976              79,281
Geron Corp.                                                  + *                         2,194              30,716
Gilead Sciences Inc.                                         +                           5,898             343,205
Guilford Pharmaceuticals Inc.                                +                           1,220              41,480
Hemispherx Biopharma Inc.                                    + *                         3,710              26,527
Henry Schein Inc.                                            +                           2,680             107,361
Herbalife International Inc. "A"                             *                           3,068              30,649
Hi-Tech Pharmacal Co.                                        +                           2,400              24,120
Hyseq Inc.                                                   +                           4,178              48,047
ICN Pharmaceuticals Inc.                                                                 5,023             159,330
Ilex Oncology Inc.                                           +                           1,266              37,853
Imclone Systems Inc.                                         + *                         4,302             227,146
Immune Response Corp.                                        +                           3,465              16,459
Immunogen Inc.                                               +                           2,500              50,000
Impax Laboratories Inc.                                      +                           4,000              48,800
Inhale Therapeutic Systems Inc.                              + *                         3,004              69,092
Inkine Pharmaceutical Co.                                    +                           3,300              16,170
Intuitive Surgical Inc.                                      +                           2,200              29,722
IVAX Corporation                                             +                          12,380             482,820
Kos Pharmaceuticals Inc.                                     +                           1,853              73,194
KV Pharmaceuticals Co.                                       +                           2,242              62,216
Ligand Pharmaceuticals Inc. "B"                              +                           2,582              29,177
Martek Biosciences Corp.                                     +                           1,748              49,818
Medarex Inc.                                                 +                           4,728             111,108
MediChem Life Sciences Inc.                                  +                           1,600               8,080
Medicines Company (The)                                      +                           1,900              38,931
Medicis Pharmaceutical Corp. "A"                             +                           1,443              76,479
Microcide Pharmaceuticals Inc.                               +                           2,892              11,279
Miravant Medical Technologies                                +                           1,991              25,883
Mylan Laboratories Inc.                                                                  7,354             206,868
NABI Inc.                                                    +                           3,300              26,202
NaPro BioTherapeutics Inc.                                   +                           2,500              25,500
Nastech Pharmaceutical Co. Inc.                              +                           3,000              29,550
Natrol Inc.                                                  +                           2,290               5,382
NBTY Inc.                                                    +                           3,730              46,401

Neose Technologies Inc.                                      +                   1,153                    51,885
Neurocrine Biosciences Inc.                                  +                   1,371                    54,826
NPS Pharmaceuticals Inc.                                     +                   2,251                    90,490
Nu Skin Enterprises Inc. "A"                                                     3,109                    26,427
Omnicare Inc.                                                                    5,605                   113,221
OSI Pharmaceuticals Inc.                                     +                   1,998                   105,075
Patterson Dental Co.                                         +                   3,980                   119,400
Perrigo Co.                                                  +                   5,276                    88,056
Pharmaceutical Resources Inc.                                +                   2,000                    61,380
Pharmacyclics Inc.                                           + *                 1,356                    45,968
Praecis Pharmaceuticals Inc.                                 +                   3,000                    49,320
Priority Healthcare Corp. "B"                                +                   2,676                    75,677
Sangstat Medical Corp.                                       +                   1,921                    31,466
Sciclone Pharmaceuticals Inc.                                +                   3,400                    19,822
Scios Inc.                                                   +                   2,400                    60,024
Sepracor Inc.                                                + *                 4,746                   188,891
Serologicals Corp.                                           +                   2,187                    46,671
SICOR Inc.                                                   +                   6,463                   149,295
Supergen Inc.                                                +                   2,151                    31,684
Sybron Dental Specialties Inc.                               +                   2,306                    47,250
Synaptic Pharmaceutical Corp.                                +                   2,594                    16,991
Tanox Inc.                                                   +                   2,500                    78,875
Texas Biotech Corp.                                          +                   4,257                    35,674
3 Dimensional Pharmaceuticals Inc.                           + *                 7,277                    69,932
Titan Pharmaceuticals Inc.                                   +                   1,487                    44,625
Triangle Pharmaceuticals Inc.                                +                   3,876                    18,140
Tularik Inc.                                                 +                   2,336                    60,339
Twinlab Corp.                                                +                   2,806                     7,239
United Surgical Partners International Inc.                  +                     325                     7,800
United Therapeutics Inc.                                     +                   1,400                    18,690
V.I. Technologies Inc.                                       +                   3,152                    40,503
VaxGen Inc.                                                  +                   1,500                    28,500
Versicor Inc.                                                +                   4,600                    57,684
Vion Pharmaceuticals Inc.                                    +                   2,523                    22,253
Viropharma Inc.                                              + *                 1,323                    44,982
VIVUS Inc.                                                   +                   2,800                     8,680
Zonagen Inc.                                                 +                   1,801                     5,529
-----------------------------------------------------------------------------------------------------------------
                                                                                                       8,065,605
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

PIPELINES--0.18%
-----------------------------------------------------------------------------------------------------------------
Aquila Inc.                                                  +                   1,714                    42,250
National Fuel Gas Co.                                                            2,920                   151,811
Questar Corp.                                                                    5,390                   133,456
-----------------------------------------------------------------------------------------------------------------
                                                                                                         327,517
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE--2.01%
-----------------------------------------------------------------------------------------------------------------
Acadia Realty Trust                                                              2,637                    18,406
American Community Property Trust                            +                     600                     2,940
American Residential Investment Trust Inc.                                         560                     1,137
AMLI Residential Properties Trust                                                2,144                    52,742
Annaly Mortgage Management Inc.                                                  2,800                    38,388
Anthracite Capital Inc.                                                          2,200                    24,310
Bedford Property Investors Inc.                                                  2,913                    61,027
Brandywine Realty Trust                                                          2,800                    62,860
BRE Properties Inc. "A"                                                          3,077                    93,233
Cabot Industrial Trust                                                           2,031                    42,651
California Coastal Communities Inc.                          +                     535                     2,498
Catellus Development Corp.                                   +                   7,676                   133,946
CBL & Associates Properties Inc.                                                   982                    30,138
Centerpoint Properties Corp.                                                     1,538                    77,208
Chateau Communities Inc.                                                         1,147                    36,016
Colonial Properties Trust                                                        1,165                    35,882
Commercial Net Lease Realty Inc.                                                 4,713                    67,160
Cornerstone Realty Income Trust                                                  4,949                    57,408
Cousins Properties Inc.                                                          3,327                    89,330
Developers Diversified Realty Corp.                                              2,963                    54,460
Eastgroup Properties Inc.                                                        1,529                    34,555
Equity Inns Inc.                                                                 6,529                    63,984
First Industrial Realty Trust                                                    2,697                    86,601
Forest City Enterprises Inc. "A"                                                 1,941                   106,755
Gables Residential Trust                                                         1,271                    38,066
Getty Realty Corp.                                                               2,600                    49,816
Glenborough Realty Trust Inc.                                                    1,619                    31,247
Glimcher Realty Trust                                                            3,760                    67,304
Grubb & Ellis Company                                        +                   1,305                     7,177
Healthcare Realty Trust                                                          1,986                    52,232
Home Properties of NY Inc.                                                       1,054                    31,725
Income Opportunity Realty Investors Inc.                                         2,900                    24,215
Innkeepers USA Trust                                                             4,029                    48,267
Insignia Financial Group Inc.                                +                   3,857                    47,055
IRT Property Co.                                                                 6,387                    69,554

JDN Realty Corp.                                                                                     4,362                  58,451
Jones Lang LaSalle Inc.                                  +                                           3,226                  42,583
JP Realty Inc.                                                                                       2,389                  58,531
Kilroy Realty Corp.                                                                                  1,436                  41,788
LNR Property Corp.                                                                                   1,320                  46,200
LTC Properties Inc.                                                                                  3,945                  17,950
Macerich Co. (The)                                                                                   2,654                  65,819
Manufactured Home Communities Inc.                                                                   1,268                  35,631
Meristar Hospitality Corp.                                                                           2,369                  56,264
Mills Corp.                                                                                          1,980                  48,708
Monmouth Real Estate Investment Corp. "A"                                                            2,500                  14,750
National Golf Properties Inc.                                                                        2,360                  64,310
National Health Investors Inc.                           +                                           4,195                  43,209
Nationwide Health Properties Inc.                                                                    2,267                  45,793
Pacific Gulf Properties Inc.                                                                         2,495                  12,201
Pan Pacific Retail Properties Inc.                                                                   2,846                  73,996
Prentiss Properties Trust                                                                            1,841                  48,418
Prime Group Realty Trust                                                                             4,757                  64,220
PS Business Parks Inc.                                                                               1,157                  32,396
Realty Income Corp.                                                                                  1,799                  53,178
Reckson Associates Realty Corp.                                                                      2,791                  64,193
Redwood Trust Inc.                                                                                   2,417                  54,987
RFS Hotel Investors Inc.                                                                             4,113                  64,944
Security Capital Group "B"                               + *                                         3,373                  72,182
Shurgard Storage Centers Inc. "A"                                                                    1,879                  58,719
Sl Green Realty Corp.                                                                                2,271                  68,834
Smith (Charles E) Residential Realty Inc.                                                              982                  49,247
Sovran Self Storage Inc.                                                                             1,479                  40,480
St. Joe Company (The)                                                                                6,624                 178,053
Storage USA Inc.                                                                                     1,240                  44,640
Summit Properties Inc.                                                                               1,437                  38,555
Sun Communities Inc.                                                                                 1,563                  55,252
Taubman Centers Inc.                                                                                 4,167                  58,338
Town & Country Trust                                                                                 2,581                  52,652
Trammell Crow Co.                                        +                                           4,232                  46,764
Transcontinental Realty Investments Inc.                                                             1,538                  19,994
United Capital Corp.                                     +                                             690                  16,905
W.P. Carey & Co. LLC                                                                                 2,232                  41,292
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,690,720
----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--3.47%
----------------------------------------------------------------------------------------------------------------------------------
Alexander's Inc.                                         +                                             723                  43,452
Alexandria Real Estate Equities Inc.                                                                 1,662                  66,148
AMB Property Corp.                                                                                   5,742                 147,914
American Land Lease Inc.                                                                             2,793                  34,633
American Mortgage Acceptance Corp.                       *                                           3,300                  37,290
Apartment Investment & Management Co. "A"                                                            4,731                 228,034
Archstone Communities Trust                                                                          6,611                 170,432
Arden Realty Inc.                                                                                    4,092                 109,256
AvalonBay Communities Inc.                                                                           4,056                 189,618
Boston Properties Inc.                                                                               5,642                 230,758
Camden Property Trust                                                                                2,293                  84,153
Capital Automotive REIT                                                                              1,600                  28,800
CarrAmerica Realty Corp.                                                                             3,810                 116,205
Chelsea Property Group Inc.                                                                          1,395                  65,426
Crescent Real Estate Equities Co.                                                                    6,613                 162,481
Crown American Realty Trust                                                                          2,566                  21,426
Duke-Weeks Realty Corp.                                                                              7,158                 177,876
Equity Office Properties Trust                                                                      17,510                 553,841
Equity Residential Properties Trust                                                                  7,720                 436,566
Essex Property Trust Inc.                                                                              944                  46,775
Federal Realty Investment Trust                                                                      1,991                  41,293
FelCor Lodging Trust Inc.                                                                            3,337                  78,086
Franchise Finance Corporation of America                                                             3,392                  85,173
General Growth Properties Inc.                                                                       3,706                 142,533
Great Lakes REIT Inc.                                                                                3,319                  60,439
Health Care Property Investors Inc.                                                                  3,157                 108,601
Health Care REIT Inc.                                                                                1,854                  44,033
Highwoods Properties Inc.                                                                            3,759                 100,177
Hospitality Properties Trust                                                                         2,535                  72,248
Host Marriott Corp.                                                                                 14,160                 177,283
HRPT Properties Trust                                                                                8,685                  84,505
iStar Financial Inc.                                                                                 7,470                 210,654
Kimco Realty Corp.                                                                                   3,682                 174,343
Koger Equity Inc.                                                                                    2,289                  37,769
Kramont Realty Trust                                                                                 1,700                  23,256
Liberty Property Trust                                                                               3,733                 110,497
Mack-Cali Realty Corp.                                                                               2,858                  81,396
Mid-America Apartment Communities Inc.                                                               1,542                  39,460
Mission West Properties Inc.                                                                         2,400                  33,720
New Plan Excel Realty Trust                                                                          6,847                 104,759
Parkway Properties Inc.                                                                              1,052                  37,083
Pinnacle Holdings Inc.                                   +                                           2,900                  17,429
Post Properties Inc.                                                                                 2,101                  79,523
Prologis Trust                                                                                       9,975                 226,632
Public Storage Inc.                                                                                  6,894                 204,407

Regency Centers Corp.                                                                                3,440                  87,376
Rouse Co.                                                                                            3,169                  90,792
Senior Housing Properties Trust                                                                      4,318                  56,134
Simon Property Group Inc.                                                                            8,118                 243,296
Spieker Properties Inc.                                                                              3,437                 206,048
Thornbury Mortgage Inc.                                                                              2,392                  37,100
United Dominion Realty Trust                                                                         7,634                 108,021
Vornado Realty Trust                                                                                 4,868                 190,047
Washington Real Estate Investment Trust                                                              1,796                  42,457
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,387,654
----------------------------------------------------------------------------------------------------------------------------------

RETAIL--4.80%
----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co. "A"                              + *                                         6,120                 272,340
AFC Enterprises Inc.                                     + *                                         1,869                  35,791
AG Services of America Inc.                              +                                           1,533                  20,619
Amazon.com Inc.                                          + *                                        22,864                 323,526
American Eagle Outfitters Inc.                           + *                                         4,155                 146,422
Ames Department Stores Inc.                              +                                           1,936                   2,691
AnnTaylor Stores Corp.                                   +                                           2,047                  73,283
AutoNation Inc.                                          + *                                        24,098                 279,537
Barnes & Noble Inc.                                      +                                           3,968                 156,141
Bebe Stores Inc.                                         +                                           2,424                  70,684
Big Dog Holdings Inc.                                    +                                           3,241                  11,732
BJ's Wholesale Club Inc.                                 +                                           4,872                 259,483
Blockbuster Inc.                                                                                     2,900                  52,925
Bob Evans Farms Inc.                                                                                 2,133                  38,394
Borders Group Inc.                                       +                                           4,235                  94,864
Brinker International Inc.                               +                                           6,199                 160,244
Brown Shoe Company Inc.                                                                              1,408                  25,414
Buckle Inc. (The)                                        +                                           1,782                  33,680
Burlington Coat Factory Warehouse Corp.                                                              3,019                  60,380
buy.com Inc.                                             +                                           6,824                   2,047
Casey's General Store Inc.                                                                           2,654                  34,502
Cash American Investments Inc.                                                                       4,822                  40,987
Casual Male Corp.                                                                                    3,629                      73
Cato Corp. "A"                                                                                       2,013                  39,294
CBRL Group Inc.                                                                                      3,936                  66,715
CDW Computer Centers Inc.                                +                                           5,644                 224,123
Charlotte Russe Holding Inc.                             +                                           2,200                  58,960
Charming Shoppes Inc.                                    +                                           6,277                  37,662
Chico's FAS Inc.                                         +                                           1,674                  49,802
Children's Place Retail Stores Inc.                      + *                                         1,911                  51,215
Christopher & Banks Corp.                                +                                           1,612                  52,551
Claire's Stores Inc.                                                                                 3,172                  61,410
Coldwater Creek Inc.                                     +                                           1,075                  27,950
Cole National Corp.                                      +                                           2,758                  40,681
Copart Inc.                                              +                                           3,182                  93,074
Cost Plus Inc.                                           +                                           1,283                  38,490
CSK Auto Corp.                                           +                                           2,542                  21,099
Cyberian Outpost Inc.                                    +                                           2,009                   1,185
Dollar Tree Stores Inc.                                  +                                           7,069                 196,801
Dress Barn Inc.                                          +                                           1,218                  27,710
Drugstore.com Inc.                                       +                                           7,600                   8,588
Duane Reade Inc.                                         + *                                         1,259                  40,918
eBay Inc.                                                +                                          16,906               1,157,892
Egghead.com Inc.                                         +                                           3,787                   2,196
Elder-Beerman Stores Corp.                               +                                             779                   2,921
Electronics Boutique Holdings Corp.                      +                                           1,502                  47,689
Factory 2-U Stores Inc.                                  +                                             723                  21,220
Family Dollar Stores Inc.                                                                           10,604                 271,781
Filene's Basement Corp.                                  +                                             900                       5
Footstar Inc.                                            +                                           1,097                  37,737
Fred's Inc.                                                                                          2,050                  52,788
FreeMarkets Inc.                                         + *                                         2,371                  47,420
Genesco Inc.                                             +                                           2,099                  70,526
Genesis Direct Inc.                                      +                                           1,193                       1
Goody's Family Clothing Inc.                             +                                           3,491                  13,999
Guitar Center Inc.                                       +                                           1,598                  33,766
Haverty Furniture Companies Inc.                                                                     1,522                  22,754
Holiday RV Superstores Inc.                              +                                             400                   1,600

Hot Topic Inc.                                           +                          1,764                  54,860
Intimate Brands Inc.                                                               30,350                 457,375
Jill (J.) Group Inc. (The)                               +                            954                  19,319
Jo-Ann Stores Inc.                                       +                          2,502                  10,133
JumboSports Inc.                                         +                          8,300                      25
Kenneth Cole Productions "A"                             +                          1,374                  27,686
Krispy Kreme Doughnuts Inc.                              + *                        2,820                 112,800
Lands' End Inc.                                          + *                        1,852                  74,358
Linens 'N Things Inc.                                    +                          2,442                  66,715
Lithia Motors Inc. "A"                                   +                          1,725                  28,980
Lone Star Steakhouse & Saloon Inc.                                                  2,249                  29,215
Mazel Stores Inc.                                        +                            408                   1,142
Men's Wearhouse Inc. (The)                               +                          2,396                  66,130
Michaels Stores Inc.                                     +                          1,927                  79,007
MP3.com Inc.                                             + *                        4,900                  23,765
MSC Industrial Direct Co. Inc. "A"                       +                          2,211                  38,471
Neiman-Marcus Group Inc. "A"                             +                          2,792                  86,552
Neoforma.com Inc.                                        +                          6,838                   5,812
99 Cents Only Stores                                     + *                        3,009                  90,120
NPC International Inc.                                   +                          2,293                  24,764
Nyer Medical Group Inc.                                  +                          1,220                   3,343
O'Charley's Inc.                                         +                          1,668                  32,326
OfficeMax Inc.                                           +                          7,191                  26,535
1-800 Contacts Inc.                                      + *                          774                  19,187
O'Reilly Automotive Inc.                                 +                          3,404                  97,695
Outback Steakhouse Inc.                                  +                          4,394                 126,547
Pacific Sunwear of California Inc.                       +                          1,911                  42,864
Pantry Inc. (The)                                        +                          2,400                  18,240
Payless Shoesource Inc.                                  +                          1,204                  77,899
PC Connection Inc.                                       +                          1,709                  27,344
Pier 1 Imports Inc.                                                                 6,351                  73,037
Priceline.com Inc.                                       +                         11,722                 106,084
PurchasePro.com Inc.                                     + *                        4,200                   6,216
Right Start (The) Inc.                                   +                          3,600                   6,840
Rite Aid Corp.                                           +                         24,200                 217,800
Ross Stores Inc.                                                                    5,000                 119,750
Ruby Tuesday Inc.                                                                   2,892                  49,453
Ryan's Family Steak Houses Inc.                          +                          4,791                  58,690
Saks Inc.                                                +                          9,662                  92,755
School Specialty Inc.                                    +                          2,152                  55,629
7-Eleven Inc.                                            +                          5,909                  66,476
Smart & Final Inc.                                       +                          3,830                  42,130
Sonic Automotive Inc.                                    +                          2,812                  53,709
Spiegel Inc. "A"                                                                   10,993                 106,302
Sports Resorts International Inc.                        +                          2,000                  24,440
Stamps.com Inc.                                          +                          4,200                  15,750
Steak n Shake Company (The)                              +                          2,389                  22,098
Stein Mart Inc.                                          +                          2,429                  25,116
Systemax Inc.                                            +                          2,716                   6,600
Talbots Inc. (The)                                                                  3,808                 166,600
Too Inc.                                                 +                          2,200                  60,280
Trans World Entertainment Corp.                          +                          3,864                  36,747
Tuesday Morning Corp.                                    +                          3,000                  39,750
Tweeter Home Entertainment Group Inc.                    +                          1,364                  48,149
Ugly Duckling Corp.                                      +                          2,819                  12,319
Urban Outfitters Inc.                                    +                          1,853                  19,901
Value City Department Stores Inc.                        +                          2,744                  31,556
Venator Group Inc.                                       +                          7,763                 118,774
Ventro Corporation                                       +                          2,900                   1,160
Wet Seal Inc. "A"                                        +                          1,108                  38,348
Williams-Sonoma Inc.                                     +                          3,388                 131,522
Wilsons The Leather Experts Inc.                         +                          1,298                  24,078
Zale Corp.                                               +                          2,104                  70,905
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,836,455
-----------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--2.39%
-----------------------------------------------------------------------------------------------------------------
Aetrium Inc.                                             +                          1,228                   2,824
Agere Systems Inc.                                       +                         36,200                 271,500
Alliance Semiconductor Corp.                             +                          2,230                  26,805
Amkor Technology Inc.                                    +                         10,173                 224,823
ANADIGICS Inc.                                           +                          1,914                  44,022
Atmel Corp.                                              +                         28,920                 390,131
Axcelis Technologies Inc.                                +                          5,870                  86,876
AXT Inc.                                                 +                          1,892                  50,516
ChipPAC Inc.                                             +                          4,400                  45,936
Cirrus Logic Inc.                                        +                          4,657                 107,251
Cohu Inc.                                                                           1,718                  38,655
Credence Systems Corp.                                   +                          3,342                  81,010
Cree Inc.                                                + *                        4,472                 116,920
Cypress Semiconductor Corp.                              +                          8,347                 199,076
Elantec Semiconductor Inc.                               +                          1,500                  50,685
Emcore Corp.                                             +                          2,438                  74,969
Entegris Inc.                                            +                          6,390                  73,166
General Semiconductor Inc.                               +                          3,258                  34,079
Integrated Device Technology Inc.                        +                          6,981                 221,228
Integrated Silicon Solution Inc.                         +                          1,368                  19,015

International Rectifier Corp.                            +                            4,005                 136,571
Intersil Holding Corp.                                   +                            4,193                 152,625
Kopin Corp.                                              +                            4,600                  55,844
Lam Research Corp.                                       +                            8,099                 240,135
Lattice Semiconductor Corp.                              +                            7,292                 177,925
LTX Corp.                                                +                            3,108                  79,440
MEMC Electronics Materials Inc.                          +                            5,612                  42,932
Microchip Technology Inc.                                +                            8,833                 295,287
Microtune Inc.                                           +                            3,186                  70,092
NVIDIA Corp.                                             + *                          4,300                 398,825
OmniVision Technologies Inc.                             +                            3,101                  17,490
Pericom Semiconductor Corp.                              +                            1,688                  26,535
Pixelworks Inc.                                          +                            2,494                  89,136
Rambus Inc.                                              +                            6,132                  75,485
Transmeta Corp.                                          + *                          7,945                  44,333
Transwitch Corp.                                         +                            4,966                  53,385
TriQuint Semiconductor Inc.                              +                            4,892                 110,070
Varian Semiconductor Equipment Associates Inc.           +                            2,230                  93,660
Veeco Instruments Inc.                                   +                            1,489                  59,188
Virage Logic Corp.                                       +                            1,566                  24,257
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,402,702
-------------------------------------------------------------------------------------------------------------------

SOFTWARE--5.15%
-------------------------------------------------------------------------------------------------------------------
Actuate Corp.                                            +                            3,664                  34,991
Acxiom Corp.                                             + *                          5,772                  75,555
Akamai Technologies Inc.                                 + *                          7,077                  64,931
American Management Systems Inc.                         +                            2,578                  60,841
Applied Graphics Technologies Inc.                       +                            1,090                   1,308
Apropos Technology Inc.                                  +                            1,800                   4,518
AremisSoft Corp.                                         +                            2,200                  35,640
Ariba Inc.                                               +                           15,700                  86,350
At Home Corp. "A"                                        +                           25,907                  55,441
Avant! Corp.                                             +                            3,317                  44,116
AvantGo Inc.                                             +                            1,863                   3,726
Avid Technology Inc.                                     +                            2,096                  32,907
BEA Systems Inc.                                         +                           24,252                 744,779
Blue Martini Software Inc.                               +                            4,407                  13,221
Cadence Design Systems Inc.                              +                           14,671                 273,321
Caminus Corp.                                            + *                          1,260                  33,982
Captaris Inc.                                            +                            1,718                   3,573
CareCentric Inc.                                         +                               56                     165
Centillium Communications Inc.                           + *                          1,976                  48,886
CheckFree Corp.                                          +                            5,081                 178,191
ChoicePoint Inc.                                         +                            4,602                 193,514
Chordiant Software Inc.                                  +                            3,154                   9,777
CMGI Inc.                                                + *                         20,155                  60,465
CNET Networks Inc.                                       +                            7,635                  99,255
Cobalt Group Inc.                                        +                            2,600                   8,788
Computer Horizons Corp.                                  +                            2,694                   8,378
Concero Inc.                                             +                              600                     660
Corillian Corp.                                          +                            2,647                  10,588
Corio Inc.                                               +                            3,664                   4,580
Covad Communications Group Inc.                          + *                          9,711                   9,808
CSG Systems International Inc.                           +                            3,598                 204,222
Cybear Group                                             +                              655                     308
DataTRAK International Inc.                              +                            1,587                   3,491
Digi International Inc.                                  +                            2,913                  25,460
Digital Impact Inc.                                      +                            3,503                   4,379
DigitalThink Inc.                                        + *                          2,890                  20,288
Divine Inc. "A"                                          +                            9,000                  18,900
Documentum Inc.                                          +                            2,288                  29,561
DoubleClick Inc.                                         +                            7,844                 109,502
DSL.net Inc.                                             + *                          3,700                   3,034
EarthLink Inc.                                           +                            9,498                 133,922
eBT International Inc.                                   +                            2,669                   7,206
Ecometry Corp.                                           +                            6,000                   8,460
Edwards (J.D.) & Co.                                     +                            6,865                  97,071
Electronic Arts Inc.                                     + *                          8,454                 489,487
Embarcadero Technologies Inc.                            +                            1,500                  33,465
eMerge Interactive Inc. "A"                              + *                          2,362                   2,740
ePresence Inc.                                           +                            2,346                   9,666

eShare Communications Inc.                               +                            2,181                2,726
eSPEED Inc. "A"                                          +                            1,100               24,200
Evolve Software Inc.                                     +                            3,476                1,981
eXcelon Corp.                                            +                            2,332                3,428
EXE Technologies Inc.                                    +                            4,300               25,198
Exodus Communications Inc.                               + *                         31,440               64,766
Extensity Inc.                                           +                            2,620               26,462
FirePond Inc.                                            +                            2,751                3,081
Frontstep Inc.                                           +                              341                1,180
Genomica Corp.                                           +                            2,500               10,750
Geoworks Corp.                                           +                            1,820                2,730
Global Payments Inc.                                                                  1,832               55,143
Globix Corp.                                             +                            2,108                4,237
GraphOn Corp.                                            +                            2,600                8,554
HealthCentral.com                                        +                               65                  247
HearMe Inc.                                              +                            7,800                3,198
Homestore.com Inc.                                       +                            5,700              199,272
i2 Technologies Inc.                                     +                           24,934              493,693
iBasis Inc.                                              + *                          3,300               16,500
Identix Inc.                                             +                            1,933               12,081
Informatica Corp.                                        +                            4,600               79,856
Information Resources Inc.                               +                            6,741               69,702
Informax Inc.                                            +                            1,697               12,134
Informix Corp.                                           +                           17,525              102,346
InfoSpace Inc.                                           + *                         18,565               71,290
Inktomi Corp.                                            +                            7,744               74,265
Innoveda Inc.                                            +                            2,888                7,393
INT Media Group Inc.                                     +                            2,900               11,600
InteliData Technologies Corp.                            +                            3,100               18,290
Interactive Intelligence Inc.                            +                            1,900               20,900
Internet Capital Group Inc.                              + *                          1,984                3,968
Internet Pictures Corp.                                  +                            3,221                  805
Inter-Tel Inc.                                                                        2,668               31,776
InterWorld Corp.                                         +                               60                  123
iVillage Inc.                                            +                            4,345                6,300
JDA Software Group Inc.                                  +                            2,263               37,588
Keane Inc.                                               +                            3,849               84,678
L90 Inc.                                                 +                            2,700                6,507
Lante Corp.                                              +                            2,834                2,069
Legato Systems Inc.                                      +                            5,682               90,628
LifeMinders Inc.                                         +                            2,100                3,318
Lightspan Inc.                                           +                            4,460                5,575
Liquid Audio Inc.                                        +                            2,300                6,785
Loudcloud Inc.                                           +                            4,347               13,215
Loudeye Technologies Inc.                                +                            3,412                5,118
Macromedia Inc.                                          +                            3,709               66,762
Manugistics Group Inc.                                   +                            4,258              106,876
Mediaplex Inc.                                           +                            1,900                1,729
Mercator Software Inc.                                   +                            1,682                4,188
Micromuse Inc.                                           +                            4,592              128,530
National Data Corp.                                                                   1,916               62,078
Net2Phone Inc.                                           +                            2,300               13,800
Netcentives Inc.                                         + *                          3,900                2,028
netGuru Inc.                                             + *                          1,600                4,000
NetIQ Corp.                                              +                            3,211              100,472
Netpliance Inc.                                          +                            3,827                1,416
Network Associates Inc.                                  +                            9,017              112,262
Network Commerce Inc.                                    +                              446                  245
Netzee Inc.                                              +                              288                1,210
NetZero Inc.                                             +                            6,400                5,376
Numerical Technologies Inc.                              +                            1,848               38,808
Openwave Systems Inc.                                    +                           10,392              360,602
Optika Inc.                                              +                            2,200                2,640
Opus360 Corp.                                            +                            2,786                  279
Pegasystems Inc.                                         +                            4,283               14,605
Peregrine Systems Inc.                                   +                            9,564              277,356
Per-Se Technologies Inc.                                 +                                1                    8
Pinnacle Systems Inc.                                    +                            2,668               16,141
Pixar Inc.                                               + *                          3,488              142,310
PLATO Learning Inc.                                      +                            2,000               61,900
PracticeWorks Inc.                                       +                            2,223               18,451
Previo Inc.                                              +                            2,300                7,498
Prodigy Communications Corp. "A"                         +                            3,738               21,269
Promotions.com. Inc.                                     +                            2,000                  740
ProQuest Company                                         +                            2,140               66,319
Puma Technology Inc.                                     +                            3,134                9,402
RadiSys Corp.                                            +                              963               22,005
Rational Software Corp.                                  +                           12,476              349,952
Razorfish Inc. "A"                                       +                            5,150                2,781
RealNetworks Inc.                                        +                           11,688              137,334
Remedy Corp.                                             +                            2,273               79,100
Renaissance Learning Inc.                                +                            2,612              132,141
Resonate Inc.                                            + *                          1,960                8,134
Reynolds & Reynolds Co. "A"                                                           4,877              107,050
Rhythms Netconnections Inc.                              +                            5,200                  546
Roxio Inc.                                               +                            1,004               13,052

Saba Software Inc.                                       + *                                         4,733                  77,669
Seachange International Inc.                             +                                           1,209                  21,798
SeeBeyond Technology Corp.                               +                                           5,000                  60,000
SERENA Software Inc.                                     +                                           3,000                 109,020
SignalSoft Corp.                                         +                                           3,144                  36,156
Simpex Solutions Inc.                                    +                                             900                  20,448
SkillSoft Corp.                                          +                                           2,059                  70,521
SpeechWorks International Inc.                           +                                           2,100                  32,970
Structural Dynamics Research Corp.                       +                                           2,527                  61,912
Support.com Inc.                                         +                                           2,388                  15,403
SVI Solutions Inc.                                       +                                           3,111                   2,862
Sybase Inc.                                              +                                           7,104                 116,861
Symantec Corp.                                           +                                           4,837                 211,329
Synplicity Inc.                                          +                                           2,100                  21,021
SynQuest Inc.                                            +                                           2,475                   8,663
Talarian Corp.                                           +                                           1,566                   2,678
Tarantella Inc.                                          +                                           2,667                   4,561
TeleCommunication Systems Inc.                           +                                           2,400                   7,200
TIBCO Software Inc.                                      +                                          12,400                 158,348
Total System Services Inc.                               *                                          11,881                 337,420
TriZetto Group Inc. (The)                                +                                           3,100                  28,675
Ulticom Inc.                                             +                                           2,644                  89,367
United Leisure Corp.                                     +                                           1,400                   1,260
USinternetworking Inc.                                   + *                                         5,625                   6,750
VA Linux Systems Inc.                                    + *                                         3,372                  11,802
ValueClick Inc.                                          +                                           3,120                   9,984
VIA NET.WORKS Inc.                                       +                                           5,295                   8,154
Vicinity Corp.                                           +                                           2,374                   4,083
Viewpoint Corp.                                          +                                           2,281                  19,389
Vignette Corp.                                           +                                          14,744                 130,779
V-One Corp.                                              +                                           2,900                   3,799
webMethods Inc.                                          + *                                         2,956                  62,608
Wind River Systems Inc.                                  +                                           5,198                  90,757
ZipLink Inc.                                             +                                           2,400                      38
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,474,753
----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--1.56%
----------------------------------------------------------------------------------------------------------------------------------
ADTRAN Inc.                                              + *                                         2,418                  49,569
Advanced Fibre Communications Inc.                       + *                                         5,085                 106,785
Advanced Switching Communications Inc.                   + *                                         3,413                   9,898
AltiGen Communications Inc.                              +                                           4,300                   4,945
American Tower Corp.                                     + *                                        11,171                 230,905
ANTEC Corp.                                              +                                           2,793                  34,633
Avanex Corp.                                             + *                                         4,246                  41,186
Ciena Corp.                                              +                                          19,838                 753,844
CommScope Inc.                                           +                                           3,405                  80,018
Corvis Corp.                                             + *                                        22,585                  99,148
Cosine Communications Inc.                               + *                                         6,899                  15,454
DMC Stratex Networks Inc.                                +                                           5,360                  53,600
Endwave Corp.                                            +                                           2,600                   2,366
Glenayre Technologies Inc.                               +                                           4,286                   5,486
Handspring Inc.                                          + *                                         8,220                  63,294
Harmonic Inc.                                            +                                           4,853                  48,530
Harris Corp.                                                                                         4,200                 114,282
Integrated Telecom Express Inc.                          +                                           2,206                   4,500
Ixia                                                     +                                           2,956                  56,164
Luminent Inc.                                            +                                           9,700                  40,740
NEON Communications Inc.                                 +                                           1,292                   9,031
Netergy Networks Inc.                                    +                                           2,583                   4,004
Network Engines Inc.                                     +                                           2,444                   2,248
New Focus Inc.                                           + *                                         4,270                  35,228
NMS Communications Corp.                                 +                                           1,980                  13,860
Nx Networks Inc.                                         +                                           4,600                   2,530
Oplink Communications Inc.                               + *                                        10,617                  39,814
Peco II Inc.                                             +                                           4,608                  30,182
RF Micro Devices Inc.                                    + *                                        10,152                 272,074
SBA Communications Corp.                                 +                                           2,700                  66,825
Sonus Networks Inc.                                      + *                                        11,574                 270,369
Spectrasite Holdings Inc.                                +                                           8,500                  61,540
Sycamore Networks Inc.                                   +                                          17,300                 161,236
Telaxis Communications Corp.                             +                                           1,737                   1,094
Williams Communications Group Inc.                       + *                                        30,673                  90,485
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,875,867
----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--5.13%
----------------------------------------------------------------------------------------------------------------------------------
ACTV Inc.                                                + *                                         3,667                  12,211
Adaptec Inc.                                             +                                           6,100                  60,634
Adelphia Business Solutions Inc.                         +                                           3,425                  14,043
Advanced Radio Telecom Corp.                             +                                           2,885                      14
Aether Systems Inc.                                      + *                                         2,500                  22,125
AirGate PCS Inc.                                         +                                           1,100                  57,200
Airnet Communications Corp.                              + *                                         2,639                   3,853
Alamosa Holdings Inc.                                    +                                           3,936                  64,157
Alaska Communications Systems Group                      +                                           5,700                  52,155
Allegiance Telecom Inc.                                  + *                                         7,328                 109,847
Allen Telecom Inc.                                       +                                           2,811                  42,165
Allied Riser Communications Corp.                        + *                                         3,800                   2,014
American Access Technologies Inc.                        +                                           2,800                   2,828
Anaren Microwave Inc.                                    +                                           1,506                  30,120
Anixter International Inc.                               +                                           1,873                  57,501
Applied Digital Solutions Inc.                           +                                           3,900                   1,716
Applied Innovation                                       +                                           1,000                   8,350
Applied Signal Technology Inc.                                                                       2,475                  12,623
Arguss Communications Inc.                               +                                           2,471                  12,306
Aspect Communications Corp.                              +                                           3,988                  27,876
Audiovox Corp. "A"                                       +                                           2,436                  27,040
Avocent Corporation                                      +                                           3,047                  69,319
Bogen Communications International Inc.                  +                                           1,000                   3,750
Broadwing Inc.                                           +                                          13,326                 325,821
Carrier Access Corp.                                     +                                           2,356                  14,112
Catapult Communications Corp.                            +                                           1,500                  33,750
C-COR.net Corp.                                          +                                           2,770                  33,240
Celeritek Inc.                                           +                                           1,200                  17,940
Cellular Technical Services Co. Inc.                     +                                           1,000                   3,100
Centennial Cellular Corp. "A"                            +                                           6,072                  80,090
Choice One Communications Inc.                           + *                                         3,557                  23,974
Com21 Inc.                                               +                                           5,130                   9,183
Commonwealth Telephone Enterprises Inc.                  +                                           1,623                  68,572
Comtech Telecommunications Corp.                         +                                           1,200                  16,800
Conestoga Enterprises Inc.                                                                           1,057                  31,220
Copper Mountain Networks Inc.                            +                                           3,100                  12,710
Cox Communications Inc. "A"                              +                                          34,701               1,537,254
Crown Castle International Corp.                         +                                          12,909                 211,708
CTC Communications Group Inc.                            +                                           6,238                  19,088
Cypress Communications Inc.                              +                                           6,782                   2,035
D&E Communications Inc.                                                                                973                  18,001
Data Critical Corp.                                      +                                           2,300                   4,508
Davox Corp.                                              +                                           1,762                  14,625
Deltathree Inc.                                          +                                           2,063                   1,527
Digital Lightware Inc.                                   +                                           1,877                  69,374
Ditech Communications Corp.                              +                                           1,800                  13,356
Dobson Communications Corp. "A"                          +                                           6,125                 104,431
Echostar Communications Corp.                            +                                          14,556                 471,906
EMS Technologies Inc.                                    +                                           1,920                  29,280
Emulex Corp.                                             +                                           5,008                 202,323
Finisar Corp.                                            + *                                        11,000                 205,480
Focal Communications Corp.                               +                                           4,200                   9,912
General Communication Inc. "A"                           +                                           5,033                  60,899
General DataComm Industries Inc.                         +                                           3,900                   1,131
General Motors Corp. "H"                                 +                                          54,643               1,106,521
Gentner Communications Corp.                             +                                           1,500                  15,900
GoAmerica Inc.                                           + *                                         3,846                   8,154

Hickory Tech Corp.                                                                                   1,303                  20,848
High Speed Access Corp.                                  +                                           8,400                  10,080
Hungarian Telephone and Cable Corp.                      +                                           1,300                   6,825
IDT Corp.                                                +                                           2,339                  31,577
IDT Corp. "B"                                            +                                           2,339                  25,729
I-Link Inc.                                              +                                           2,839                   1,476
Illuminet Holdings Inc.                                  +                                           1,800                  56,610
Inet Technologies Inc.                                   +                                           3,100                  25,389
Infonet Services Corp. "B"                               +                                          19,395                 164,858
InterDigital Communications Corp.                        +                                           3,387                  44,878
Interspeed Inc.                                          +                                           2,000                      80
InterVoice-Brite Inc.                                    +                                           2,790                  30,690
ITC DeltaCom Inc.                                        +                                           3,294                  13,176
LCC International Inc. "A"                               +                                           2,000                  13,240
Leap Wireless International Inc.                         +                                           2,355                  71,357
Level 3 Communications Inc.                              +                                          23,341                 128,142
Lexent Inc.                                              +                                           2,535                  21,902
Liberty Satellite & Technology Inc. "A"                  +                                           3,100                   7,905
Lightbridge Inc.                                         +                                           2,241                  43,475
Lightpath Technologies Inc. "A"                          +                                           1,700                  15,130
Loral Space & Communications Ltd.                        +                                          17,697                  49,552
MarketWatch.com Inc.                                     +                                           2,525                   6,237
Mastec Inc.                                              +                                           3,042                  40,154
MCK Communications Inc.                                  +                                           1,300                   2,860
McLeodUSA Inc. "A"                                       + *                                        38,554                 176,963
MessageMedia Inc.                                        +                                           2,357                   1,296
Metricom Inc.                                            + *                                         2,287                   3,957
Metro One Telecommunications Inc.                        +                                           1,410                  91,467
Metromedia Fiber Network Inc. "A"                        + *                                        29,822                  60,837
Motient Corp.                                            +                                           3,084                   3,300
Mpower Holding Corp.                                     +                                           5,148                   4,891
MRV Communications Inc.                                  + *                                         4,964                  46,413
Netro Corp.                                              +                                           3,300                  13,992
Network Access Solutions Corp.                           +                                           4,600                   1,426
Network Plus Corp.                                       + *                                         3,300                   8,943
Newport Corp.                                                                                        2,005                  53,133
Next Level Communications Inc.                           + *                                         5,900                  39,825
Nextel Partners Inc. "A"                                 +                                          11,000                 170,720
NTELOS Inc.                                              +                                           1,582                  47,555
NTL Inc.                                                 + *                                        17,377                 209,393
Nucentrix Broadband Networks Inc.                        + *                                         2,700                  20,925
Numerex Corp. "A"                                        +                                           3,600                  32,580
Optical Cable Corp.                                      + *                                         3,852                  38,520
Pac-West Telecomm Inc.                                   +                                           2,800                   5,432
PanAmSat Corp.                                           +                                           9,254                 359,796
P-Com Inc.                                               +                                           4,105                   2,258
Plantronics Inc.                                         +                                           3,720                  86,118
Pliant Systems Inc.                                      + *                                         2,200                     242
Powerwave Technologies Inc.                              +                                           3,813                  55,289
Price Communications Corp.                               +                                           3,564                  71,957
Primus Telecommunications Group Inc.                     +                                           2,354                   1,930
Proxim Inc.                                              +                                           2,296                  32,374
PTEK Holdings Inc.                                       +                                           4,348                  11,392
RCN Corp.                                                +                                           6,317                  34,680
Rural Cellular Corp. "A"                                 +                                           1,086                  49,196
Savvis Communications Corp.                              +                                           6,224                   4,481
Sirius Satellite Radio Inc.                              +                                           3,837                  46,773
Somera Communications Inc.                               +                                           5,500                  39,380
Spectralink Corp.                                        +                                           2,266                  29,481
STAR Telecommunications Inc.                             +                                           4,590                     124
Startec Global Communications Corp.                      +                                           3,401                     510
STM Wireless Inc. "A"                                    +                                           1,900                   2,280
Sunshine PCS Corp. "A"                                   +                                             304                     760
Superior Telecom Inc.                                    + *                                         4,027                  11,356
Tekelec                                                  +                                           3,821                 103,549
TeleCorp PCS Inc.                                        +                                          11,015                 213,361
Terayon Communications Systems Inc.                      + *                                         3,868                  23,672
Time Warner Telecom Inc. "A"                             +                                           2,500                  83,800
Tollgrade Communications Inc.                            +                                             928                  26,448
Triton PCS Holdings Inc. "A"                             +                                           3,700                 151,700
Tut Systems Inc.                                         +                                           2,700                   4,482
U.S. Wireless Corp.                                      + *                                         1,400                   4,074
United States Cellular Corp.                             + *                                         5,109                 294,534
Ursus Telecom Corp.                                      +                                           3,900                      39
VerticalNet Inc.                                         +                                           5,400                  13,446
Viasat Inc.                                              +                                           1,314                  31,378
Vixel Corp.                                              +                                           3,900                   9,750
VTEL Corp.                                               +                                           2,700                   3,132
WebEx Communications Inc.                                + *                                         2,500                  66,650
Westell Technologies Inc.                                +                                           3,058                   4,587
Western Wireless Corp. "A"                               +                                           4,526                 194,618
WorldGate Communications Inc.                            +                                           2,600                  13,260
XETA Corp.                                               +                                           2,400                  12,408
Zoom Telephonics Inc.                                    +                                           2,200                   4,950
Z-Tel Technologies Inc.                                  + *                                         3,200                   4,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,440,525
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
TELEPHONE--0.32%
----------------------------------------------------------------------------------------------------------------
Covista Communications Inc.                           +                               1,984               10,416
Deutsche Telekom AG ADR                                                                   1                   18
Intermedia Communications Inc.                        + *                             3,874               57,723
Talk America Holdings Inc.                            +                               8,388                7,885
Telephone & Data Systems Inc.                                                         3,436              373,665
WorldCom Inc.- MCI Group                              +                               7,000              112,700
XO Communications Inc. "A"                            + *                            17,244               33,108
----------------------------------------------------------------------------------------------------------------
                                                                                                         595,515
----------------------------------------------------------------------------------------------------------------

TEXTILES--0.44%
----------------------------------------------------------------------------------------------------------------
Coach Inc.                                            +                               2,700              102,735
Columbia Sportswear Co.                               +                               2,443              124,569
Cone Mills Corp.                                      +                               3,737                4,821
Culp Inc.                                                                               581                2,615
Dan River Inc. "A"                                    +                               1,800                4,860
G&K Services Inc. "A"                                                                 2,016               54,230
Gerber Childrenswear Inc.                             +                               1,474                9,507
Guess ? Inc.                                          +                               2,319               15,537
Guilford Mills Inc.                                   +                               2,139                4,428
Hallwood Group Inc.                                   +                               1,500               10,920
Kellwood Co.                                                                          2,167               50,058
Mohawk Industries Inc.                                +                               3,065              107,888
Nautica Enterprises Inc.                              +                               2,466               50,380
Oxford Industries Inc.                                                                1,514               33,308
Polo Ralph Lauren Corp.                               +                               2,206               56,915
Quaker Fabric Corp.                                   +                               5,100               52,275
Quiksilver Inc.                                       +                               1,669               41,725
Starter Corp.                                         +                               3,200                    3
Tag-It Pacific Inc.                                   +                                 500                1,800
Tarrant Apparel Group                                 +                               2,213               14,053
Westpoint Stevens Inc.                                                                3,330                4,595
Wolverine World Wide Inc.                                                             3,459               61,812
----------------------------------------------------------------------------------------------------------------
                                                                                                         809,034
----------------------------------------------------------------------------------------------------------------

TOBACCO--0.22%
----------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings Inc.                                                   5,800              316,680
Universal Corporation                                                                 1,106               43,864
Vector Group Ltd.                                     *                               1,642               52,462
----------------------------------------------------------------------------------------------------------------
                                                                                                         413,006
----------------------------------------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.11%
----------------------------------------------------------------------------------------------------------------
Action Performance Companies Inc.                     + *                             1,745               43,625
Boyds Collection Ltd. (The)                           +                               5,400               67,068
Fotoball USA Inc.                                     +                               2,400                4,392
Jakks Pacific Inc.                                    +                               1,528               28,574
Marvel Enterprises Inc.                               +                               3,233                9,861
Media Arts Group Inc.                                 +                               2,281                5,725
Topps Co. (The)                                       +                               4,511               52,734
----------------------------------------------------------------------------------------------------------------
                                                                                                         211,979
----------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.37%
----------------------------------------------------------------------------------------------------------------
ABC Rail Products Corp.                               +                               1,831                1,904
Airborne Inc.                                                                         2,660               30,829
Airnet Systems Inc.                                   +                               5,219               34,967
Alexander & Baldwin Inc.                                                              1,900               48,925
Allied Holdings Inc.                                  +                                 490                1,250
Arkansas Best Corp.                                   +                               1,023               23,580
Arnold Industries Inc.                                                                2,724               52,737
Atlas Air Inc.                                        +                               2,404               34,041
Budget Group Inc.                                     +                               1,609                3,862
CH Robinson Worldwide Inc.                                                            5,686              158,583
CNF Transportation Inc.                                                               2,738               77,349
Dollar Thrifty Automotive Group Inc.                  +                               1,679               40,296
EGL Inc.                                              +                               3,073               53,655
Expeditors International Washington Inc.                                              3,404              204,237
Florida East Coast Industries Inc.                                                    2,523               89,314
Forward Air Corp.                                     +                                 993               29,740
General Maritime Corp.                                +                               2,333               34,062
Gulfmark Offshore Inc.                                +                               1,000               30,850
Heartland Express Inc.                                +                               2,677               61,036
Hunt (J.B.) Transport Services Inc.                   +                               2,492               45,504
Kirby Corp.                                           +                               2,435               60,023
Landair Corp.                                         +                               2,000               11,500
Landstar System Inc.                                  +                                 564               38,363
M.S. Carriers Inc.                                    +                               1,048               32,184
Offshore Logistics Inc.                               + *                             1,491               28,329
Overseas Shipholding Group Inc.                                                       1,746               53,323
Petroleum Helicopters NV                              +                               1,145               20,496
Roadway Express Inc.                                                                  1,765               41,954
Seabulk International Inc."A" Warrants
(Expires 12/24/03)                                    +                                   5                    2
Swift Transportation Co. Inc.                         +                               4,041               77,830
United Parcel Service Inc.                                                           15,144              875,323
US Freightways Corp.                                                                  1,375               40,563
Werner Enterprises Inc.                                                               3,022               73,284
Wisconsin Central Transportation Corp.                +                               3,987               66,703
Yellow Corporation                                    +                               2,448               46,463
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,523,061
----------------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------------------------------
     TRUCKING & LEASING--0.11%
     ------------------------------------------------------------------------------------------------------------------------------
     AMERCO                                                   +                                       1,611                  35,925
     GATX Corporation                                                                                 2,804                 112,440
     International Aircraft Investors                         +                                       1,400                   5,124
     Willis Lease Finance Corp.                               +                                       2,468                  27,321
     Xtra Corp.                                               +                                         487                  24,155
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            204,965
     ------------------------------------------------------------------------------------------------------------------------------

     WATER--0.17%
     ------------------------------------------------------------------------------------------------------------------------------
     American Water Works Inc.                                                                        5,709                 188,226
     California Water Service Group                                                                   1,464                  37,552
     Connecticut Water Service Inc.                                                                     667                  23,058
     Philadelphia Suburban Corp.                                                                      2,765                  70,508
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            319,344
     ------------------------------------------------------------------------------------------------------------------------------

     TOTAL COMMON STOCKS
     (Cost: $206,509,271)                                                                                               178,203,623
     ------------------------------------------------------------------------------------------------------------------------------


     Security                                                                                        Shares                 Value
     ------------------------------------------------------------------------------------------------------------------------------

     PREFERRED STOCKS--0.00%
     BANKS--0.00%
     ------------------------------------------------------------------------------------------------------------------------------
     Cardinal Financial Corp. "A"                                                                       181                     959
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                959
     ------------------------------------------------------------------------------------------------------------------------------

     TOTAL PREFERRED STOCKS
     (Cost: $606)                                                                                                               959
     ------------------------------------------------------------------------------------------------------------------------------

     Security                                                                                      Face Amount              Value
     ------------------------------------------------------------------------------------------------------------------------------

     SHORT TERM INSTRUMENTS--9.26%
     ------------------------------------------------------------------------------------------------------------------------------

     Dreyfus Money Market Fund                                ++                                  6,137,191               6,137,191
     Federal Home Loan Mortgage Corporation
     Discount Note
       3.86%, 07/03/01                                        ++                                    984,119                 984,119

     Goldman Sachs Financial Square Prime Obligation Fund     ++                                  3,277,909               3,277,909

     Providian Temp Cash Money Market Fund                    ++                                  6,137,191               6,137,191
     U.S. Treasury Bill
       3.56%**, 09/27/01                                      +++                                   500,000                 495,699
     ------------------------------------------------------------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $17,032,217)                                                                                                 17,032,109
     ------------------------------------------------------------------------------------------------------------------------------

     Security                                                                                      Face Amount              Value
     ------------------------------------------------------------------------------------------------------------------------------

     REPURCHASE AGREEMENT-2.73%
     Investors Bank & Trust Tri-Party Repurchase
     ------------------------------------------------------------------------------------------------------------------------------
     Agreement, dated 06/29/01, due 07/02/01,
     with a maturity value of $5,010,284 and an
     effective yield of 3.70%.                                                                    5,008,739               5,008,739
     ------------------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
     (Cost: $5,008,739)                                                                                                   5,008,739
     ------------------------------------------------------------------------------------------------------------------------------


     TOTAL INVESTMENTS IN SECURITIES -- 108.88%
     (Cost $228,550,833)                                                                                                200,245,430
     ------------------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (8.88%)                                                                          (16,324,612)
     ------------------------------------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                                                                             $183,920,818
     ==============================================================================================================================

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at market value (Cost:  $120,170,547) (Note 1)                      +                                    $  102,239,565
Cash                                                                                                                              9
Cash pledged for margin requirements (Note 1)                                                                               403,753
Foreign currency, at value (Cost: $70,505)                                                                                   70,567
Receivables:
       Dividends and interest                                                                                               248,722
Unrealized gain on forward currency exchange contracts                                                                       63,894
                                                                                                                     --------------
Total Assets                                                                                                            103,026,510
                                                                                                                     --------------
LIABILITIES
Payables:
       Due to broker - variation margin                                                                                     197,256
       Collateral for securities loaned (Note 4)                                                                          6,582,963
       Advisory fees (Note 2)                                                                                                32,403
       Administration fees (Note 2)                                                                                          32,588
Unrealized loss on forward currency exchange contracts                                                                      133,851
                                                                                                                     --------------
Total Liabilities                                                                                                         6,979,061
                                                                                                                     --------------
NET ASSETS                                                                                                           $   96,047,449
                                                                                                                     ==============


-----------------------------------------------------------------------------------------------------------------------------------

+      Includes securities on loan with a market value of $6,230,918. See Note 4.

The accompanying notes are an integral part of these financial statements.


International Index Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $153,126)                                                        $    1,104,486
       Interest                                                                                                              47,385
       Securities lending income                                                                                             29,636
                                                                                                                     --------------
Total investment income                                                                                                   1,181,507
                                                                                                                     --------------
EXPENSES (Note 2)
       Advisory fees                                                                                                         74,741
       Administration fees                                                                                                   49,827



                                                                                                                     --------------
Total expenses                                                                                                              124,568
                                                                                                                     --------------
Net investment income                                                                                                     1,056,939
                                                                                                                     --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on sale of investments                                                                             (24,397)
       Net realized loss on sale of futures contracts                                                                       (93,010)
       Net realized loss on foreign currency transactions                                                                   (95,553)
       Net change in unrealized appreciation (depreciation) of investments                                              (16,662,253)
       Net change in unrealized appreciation (depreciation) of futures contracts                                            (42,344)
       Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in
       foreign currencies                                                                                                  (106,890)
                                                                                                                     --------------
Net loss on investments                                                                                                 (17,024,447)
                                                                                                                     --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $  (15,967,508)
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------

                                                                                      For the Six Months
                                                                                     Ended June 30, 2001       For the Year Ended
                                                                                             (Unaudited)        December 31, 2000
                                                                                  -----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                                        $           1,056,939    $          1,038,737
       Net realized gain (loss)                                                                  (212,960)              1,485,818
       Net change in unrealized appreciation (depreciation)                                   (16,811,487)            (13,054,638)
                                                                                    ---------------------    --------------------
Net decrease in net assets resulting from operations                                          (15,967,508)            (10,530,083)
                                                                                    ---------------------    --------------------
Interestholder transactions:
       Contributions                                                                           15,561,664              96,549,910
       Withdrawals                                                                             (9,369,893)            (43,819,294)
                                                                                    ---------------------    --------------------
Net increase in net assets resulting from interestholder transactions                           6,191,771              52,730,616
                                                                                    ---------------------    --------------------
Increase (decrease) in net assets                                                              (9,775,737)             42,200,533


NET ASSETS:

Beginning of period                                                                           105,823,186              63,622,653
                                                                                    ---------------------    --------------------
End of period                                                                       $          96,047,449    $        105,823,186
                                                                                    =====================    ====================

----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)

              Security                                                                               Face Amount            Value
             --------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.66%
              AUSTRALIA--2.95%
             --------------------------------------------------------------------------------------------------------------------
              Amcor Ltd.                                                                                  12,308           41,398
              AMP Ltd.                                                                                    12,957          144,789
              Australian Gas & Light Co. Ltd.                                                              6,392           27,541
              BHP Billiton Ltd.                                                                           22,860          123,702
              Brambles Industries Ltd.                                                                     2,560           62,435
              Broken Hill Proprietary Co. Ltd.                                                            21,463          113,305
              Coca-Cola Amatil Ltd.                                                                       18,448           44,993
              Coles Myer Ltd.                                                                             16,388           52,625
              Commonwealth Bank of Australia                                                              13,856          240,424
              Computershare Ltd.                                                                           6,757           21,114
              CSL Ltd.                                                                                     2,340           56,713
              CSR Ltd.                                                                                    21,927           79,102
              Foster's Brewing Group Ltd.                                                                 27,212           75,769
              Gandel Retail Trust                                                                        131,887           74,516
              General Property Trust                                                                      31,275           44,176
              Lend Lease Corp. Ltd.                                                                        6,604           42,111
              National Australia Bank Ltd.                                                                17,637          314,113
              News Corp. Ltd.                                                                             24,617          225,378
              OneSteel Ltd.                                                            +                  23,929           11,187
              Orica Ltd.                                                                                  20,482           46,353
              QBE Insurance Group Ltd.                                                                     8,559           51,360
              Rio Tinto Ltd.                                                                               4,911           85,189
              Santos Ltd.                                                                                 18,130           59,785
              Southcorp Ltd.                                                                              15,047           58,166
              Suncorp-Metway Ltd.                                                                          3,435           26,187
              TABCORP Holdings Ltd.                                                                        8,666           41,830
              Telstra Corp. Ltd.                                                                          91,426          249,922
              Wesfarmers Ltd.                                                                              5,578           76,835
              Westfield Trust                                                                                904            1,479
              Westfield Trust - New Shares                                                                24,939           42,551
              Westpac Banking Corp. Ltd.                                                                  19,557          143,668
              WMC Ltd.                                                                                    17,343           84,419
              Woolworths Ltd.                                                                             12,627           70,574
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,833,709
             --------------------------------------------------------------------------------------------------------------------

              AUSTRIA--0.14%
             --------------------------------------------------------------------------------------------------------------------
              Oesterreichische Elektrizitaetswirtschafts AG "A"                                              534           44,301
              OMV AG                                                                                       1,056           88,501
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          132,802
             --------------------------------------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------------------------------------

              BELGIUM--0.93%
             --------------------------------------------------------------------------------------------------------------------
              AGFA Gevaert NV                                                                              2,270           32,668
              Colruyt NV                                                                                     984           33,237
              Delhaize-Le Lion SA                                                                          1,256           74,269
              Dolmen Computer Applications NV                                          +                      64              701
              Electrabel SA                                                                                  609          120,225
              Fortis "B"                                                                                   8,261          199,310
              Groupe Bruxelles Lambert SA                                                                  1,775           99,473
              Interbrew                                                                +                   1,895           50,693
              KBC Bankverzekerings Holding NV                                                              3,676          130,700
              PetroFina SA                                                             +                       1              508
              Solvay SA                                                                                    1,512           74,879
              UCB SA                                                                                       2,324           80,761
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          897,424
             --------------------------------------------------------------------------------------------------------------------

              DENMARK--0.93%
             --------------------------------------------------------------------------------------------------------------------
              A/S Dampskibsselskabet Svendborg " B"                                                           11           98,817
              D/S 1912 "B"                                                                                    14           97,112
              Danisco A/S                                                                                    900           32,954
              Danske Bank A/S                                                                              9,000          161,701
              Group 4 Falck A/S                                                                              300           34,285
              ISS A/S                                                                  +                     600           35,138
              Novo Nordisk A/S "B"                                                                         4,690          207,461
              Novozymes A/S "B"                                                                            1,438           30,006
              Tele Danmark A/S                                                                             2,800          100,932
              Vestas Wind Systems A/S                                                                      1,390           64,806
              William Demant Holding                                                   +                   1,200           33,432
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          896,644
             --------------------------------------------------------------------------------------------------------------------

              FINLAND--1.64%
             --------------------------------------------------------------------------------------------------------------------
              Nokia OYJ                                                                                   57,024        1,292,284
              Pohjola Group Insurance Corp. "B"                                                            1,123           21,818
              Sampo-Leonia Insurance "A"                                                                   5,000           42,539
              Sonera Group OYJ                                                                             9,560           74,536
              Stonesoft OYJ                                                            +                   5,100           11,009
              Tietoenator OYJ                                                                              1,471           32,751
              UPM-Kymmene OYJ                                                                              3,600          101,758
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,576,695
             --------------------------------------------------------------------------------------------------------------------

              FRANCE--10.69%
             --------------------------------------------------------------------------------------------------------------------
              Accor SA                                                                                     2,802          118,245
              Air Liquide                                                                                  1,127          161,904
              Alcatel SA "A"                                                                              14,682          306,996
              Aventis SA                                                                                   9,307          742,971
              AXA AG                                                                                      20,542          585,166
              BIC SA                                                                                         943           34,327
              BNP Parisbas SA                                                          *                   5,402          470,109
              Bouygues SA                                                              *                   4,130          139,570
              Cap Gemini SA                                                                                1,544          112,408
              Carrefour Supermarche SA                                                                     8,606          455,337
              Coflexip SA                                                                                    301           45,331
              Compagnie de Saint Gobain                                                *                   1,050          142,664
              Compagnie Generale des Etablissements Michelin "B"                                           2,102           66,498
              Dassault Systemes SA                                                                         1,452           55,953
              Eridania Beghin-Say SA                                                   *                     441           36,213
              Essilor International SA                                                                       211           60,374
              Etablissements Economiques du Casino Guichard-Perrachon SA                                   1,199          101,146
              France Telecom SA                                                        *                  12,481          594,852

              Groupe Danone                                                            *                   1,735          238,086
              Lafarge SA                                                                                   1,605          137,229
              Lagardere S.C.A.                                                                             1,738           81,804
              L'Oreal SA                                                                                   7,947          512,972
              LVMH                                                                                         5,808          292,546
              Pechiney SA "A"                                                                              1,247           63,339
              Pernod Ricard                                                                                  995           69,744
              Pinault-Printemps-Redoute SA                                                                 1,436          207,875
              PSA Peugeot Citroen                                                      +                     610          165,607
              Publicis Groupe                                                                              1,884           45,614
              Sagem SA                                                                                       636           31,227
              Sanofi-Synthelabo SA                                                                         8,713          571,637
              Schneider SA                                                             *                   1,934          106,911
              Societe EuroFrance SA                                                                          730           42,332
              Societe Generale "A"                                                                         5,157          305,376
              Sodexho Alliance SA                                                                          1,716           80,115
              STMicroelectronics NV                                                    *                  10,797          374,747
              Suez SA                                                                                     10,695          344,045
              Technip SA                                                               *                     238           30,524
              Thales/Ex Thomson CSF                                                                        2,169           78,533
              Total SA "B"                                                             *                   9,018        1,262,690
              Union du Credit Bail Immobilier                                                              1,011           54,860
              Usinor SA                                                                *                   3,696           38,766
              Valeo SA                                                                                     1,268           51,191
              Vinci SA                                                                                     1,219           77,653
              Vivendi Universal SA                                                                        13,316          776,119
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,271,606
             --------------------------------------------------------------------------------------------------------------------

              GERMANY--8.39%
             --------------------------------------------------------------------------------------------------------------------
              Adidas AG                                                                                      700           42,879
              Allianz AG                                                               *                   2,949          860,657
              BASF AG                                                                                      7,600          299,813
              Bayer AG                                                                                     8,650          339,404
              Bayerische Hypo-und Vereinsbank AG                                                           6,747          333,560
              Beiersdorf AG                                                                                1,094          114,376
              Continental AG                                                                               2,728           37,366
              DaimlerChrysler AG                                                       *                  12,396          569,288
              Deutsche Bank AG                                                                             7,488          536,528
              Deutsche Lufthansa AG                                                                        5,028           79,212
              Deutsche Telekom AG                                                      *                  36,699          836,334
              Dresdner Bank AG                                                         *                   6,450          294,579
              EM TV & Merchandising AG                                                 +                   2,278            4,127
              Epcos AG                                                                                       800           43,553
              Fresenius Medical Care AG                                                                    1,287           90,320
              Gehe AG                                                                                      1,500           58,285
              Heidelberger Zement AG                                                                       1,110           47,688
              Karstadtquelle AG                                                                            1,818           53,820
              Linde AG                                                                                     1,762           74,834
              MAN AG                                                                                       1,748           37,438
              Merck KGaA                                                                                   2,473           85,897
              Metro AG                                                                                     3,981          148,689
              Muenchener Rueckversicherungs-Gesellschaft AG                            *                   2,173          605,578
              Preussag AG                                                                                  2,615           79,251
              RWE AG                                                                                       6,298          250,476
              SAP AG                                                                                       3,727          517,149
              Schering AG                                                                                  2,667          139,980
              Siemens AG                                                                                  10,799          662,784
              Thyssen Krupp AG                                                                             6,905           90,604
              Veba AG                                                                  *                   9,176          481,145
              Volkswagen AG                                                                                4,021          188,920
              WCM Beteiligungs & Grundbesi AG                                          +                   4,916           50,189
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,054,723
             --------------------------------------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------------------------------------

              GREECE--0.28%
             --------------------------------------------------------------------------------------------------------------------
              Commercial Bank of Greece                                                                    1,300           46,860
              Credit Bank/ Greece                                                                          3,400           71,381
              Hellenic Telecommunications Organization SA                                                  4,400           57,511
              National Bank of Greece SA                                                                   3,200           94,759
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          270,511
             --------------------------------------------------------------------------------------------------------------------

              HONG KONG--1.99%
             --------------------------------------------------------------------------------------------------------------------
              Bank of East Asia Ltd.                                                                      23,000           53,371
              Cathay Pacific Airways Ltd.                                                                 42,000           56,809
              CLP Holdings Ltd.                                                                           28,200          118,226
              Esprit Holdings Ltd.                                                                        20,000           21,924
              Hang Seng Bank Ltd.                                                                         23,000          235,899
              Henderson Land Development Co. Ltd.                                                         18,000           79,848
              Hong Kong & China Gas Co. Ltd.                                                              66,066           83,005
              Hutchison Whampoa Ltd.                                                                      51,700          521,979
              Johnson Electric Holdings Ltd.                                                              45,500           62,417
              Li & Fung Ltd.                                                                              36,000           59,076
              New World Development Co. Ltd.                                           +                  36,000           43,848
              Pacific Century Cyberworks Ltd.                                          +                 195,591           55,802
              Shangri-La Asia Ltd.                                                                        40,000           35,128
              Sino Land Company Ltd.                                                                      54,000           22,502
              Sun Hung Kai Properties Ltd.                                                                29,000          261,188
              Swire Pacific Ltd. "A"                                                                      20,500          106,182
              Television Broadcasts Ltd.                                                                   7,000           29,436
              Wharf Holdings Ltd.                                                                         32,000           66,874
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,913,514
             --------------------------------------------------------------------------------------------------------------------

              IRELAND--0.58%
             --------------------------------------------------------------------------------------------------------------------
              Allied Irish Banks PLC                                                                       8,668           99,795
              CRH PLC                                                                                      4,690           79,803
              Eircom PLC                                                                                  17,419           19,096
              Elan Corporation PLC                                                     +                   3,993          251,890
              Irish Life & Permanent PLC                                                                   5,332           55,415
              Kerry Group PLC "A"                                                                          3,985           45,922
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          551,921
             --------------------------------------------------------------------------------------------------------------------

              ITALY--4.27%
             --------------------------------------------------------------------------------------------------------------------
              Alitalia SpA                                                             +                  25,000           30,475
              Arnoldo Mondadori Editore SpA                                                                4,200           29,902
              Assicurazioni Generali SpA                                                                  14,694          441,590
              Autogrill SpA                                                                                4,000           43,106
              Autostrade SpA                                                                              15,000           97,395
              Banca di Roma SpA                                                        *                  20,494           62,700
              Banca Intesa SpA                                                         *                  72,043          254,319
              Benetton Group SpA                                                       *                   3,523           47,241
              Beni Stabili SpA                                                                             6,022            2,773
              Bipop Carire SpA                                                                            24,750           93,028
              Bulgari SpA                                                                                  4,250           44,505
              Enel SpA                                                                 *                  74,314          227,104
              ENI SpA                                                                  *                  48,527          591,559
              Fiat SpA                                                                                     5,381          105,227
              Gruppo Editoriale L'Espresso                                                                 5,700           21,521
              Italgas SpA                                                                                  7,750           67,904
              Mediaset SpA                                                                                15,090          126,978
              Mediobanca Banca SpA                                                                         8,661           92,529
              Parmalat Finanziaria SpA                                                                    16,900           45,066
              Pirelli SpA                                                                                 26,078           72,630
              Riunione Adriatica di Sicurta SpA                                        *                   9,100          111,856
              San Paolo - IMI SpA                                                      *                  17,543          224,843
              Telecom Italia Mobile SpA                                                *                 103,599          527,961
              Telecom Italia SpA                                                       *                  10,464           49,960
              Telecom Italia SpA "A"                                                   *                  44,285          397,387
              Tiscali SpA                                                              +                   2,897           24,500
              Unicredito Italiano SpA                                                  *                  61,384          263,460
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,097,519
             --------------------------------------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------------------------------------

              JAPAN--23.52%
             --------------------------------------------------------------------------------------------------------------------
              Acom Co. Ltd.                                                                                1,800          158,900
              Advantest Corp.                                                                              1,200          102,854
              Ajinomoto Co. Inc.                                                                           8,000           85,824
              Alps Electric Co Ltd                                                                         3,000           27,951
              Amada Co. Ltd.                                                                               5,000           25,296
              Asahi Bank Ltd. (The)                                                                       37,000           80,098
              Asahi Breweries Ltd.                                                                         7,000           78,520
              Asahi Glass Co. Ltd.                                                                        14,000          116,292
              Asahi Kasei Corp.                                                                           19,000           79,827
              Bank of Fukuoka Ltd.                                                                        11,000           49,391
              Bank of Yokohama Ltd.                                                                       16,000           65,170
              Benesse Corporation                                                                          1,500           47,025
              Bridgestone Corp.                                                                           11,000          115,097
              Canon Inc.                                                                                  11,000          444,515
              Casio Computer Co. Ltd.                                                                      6,000           34,878
              Central Japan Railway Co.                                                                       23          142,920
              Chugai Pharmaceutical Co. Ltd.                                                               4,000           60,840
              Chuo Mitsui Trust & Banking Co. Ltd.                                                        15,000           26,580
              Citizen Watch Co. Ltd.                                                                       5,000           30,468
              Credit Saison Co Ltd                                                                         2,200           53,448
              CSK Corp.                                                                                    1,100           34,221
              Dai Nippon Printing Co. Ltd.                                                                 9,000          109,830
              Daiichi Pharmaceutical Co. Ltd.                                                              4,000           92,527
              Daikin Industries Ltd.                                                                       4,000           74,086
              Dainippon Ink & Chemical Inc.                                                               14,000           39,288
              Daito Trust Construction Co. Ltd.                                                            2,500           42,395
              Daiwa Bank Ltd. (The)                                                                       32,000           41,565
              Daiwa House Industry Co. Ltd.                                                                9,000           70,574
              Daiwa Securities Group Inc.                                                                 17,000          177,878
              Denso Corp.                                                                                 11,000          209,910
              East Japan Railway Co.                                                                          46          265,555
              Ebara Corporation                                                                            5,000           41,332
              Eisai Co. Ltd.                                                                               4,000           89,641
              Fanuc Ltd.                                                                                   2,900          144,395
              Fuji Photo Film Co.                                                                          6,000          258,820
              Fuji Soft ABC Inc.                                                                             500           29,386
              Fuji Television Network Inc.                                                                     6           34,493
              Fujikura Ltd.                                                                                5,000           30,468
              Fujitsu Ltd.                                                                                25,000          262,587
              Furukawa Electric Co. Ltd.                                                                   8,000           63,823
              Gunma Bank Ltd.                                                                             10,000           47,707
              Heavy Industries Co. Ltd.                                                                   19,000           46,920
              Hirose Electric Co. Ltd.                                                                       600           45,702
              Hitachi Ltd.                                                                                41,000          402,702
              Honda Motor Co. Ltd.                                                                        12,000          527,261
              Hoya Corp.                                                                                   1,400           88,679
              Isetan Co. Ltd.                                                                              3,000           31,751
              Itochu Corp.                                                                                18,000           73,172
              Ito-Yokado Co. Ltd.                                                                          5,000          230,516
              Japan Airlines Co. Ltd.                                                                     22,000           70,734
              Japan Energy Corp.                                                                          16,000           33,867
              Japan Tobacco Inc.                                                                              24          165,491
              JGC Engineering & Construction                                                               3,000           25,016
              Joyo Bank Ltd.                                                                              16,000           47,979
              Jusco Co. Ltd.                                                                               4,000           88,198
              Kajima Corp.                                                                                18,000           45,895
              Kaneka Corp.                                                                                 7,000           63,366
              Kansai Electric Power Co. Inc.                                                              10,200          172,972
              Kao Corp.                                                                                    7,000          173,990
              Kawasaki Heavy Industries Ltd.                                           +                  18,000           29,731
              Kawasaki Steel Corp.                                                                        49,000           58,148
              Keihin Electric Express Railway Co. Ltd.                                                    14,000           60,728
              Kinden Corp.                                                                                 7,000           43,497

              Kinki Nippon Railway Co. Ltd.                                                               17,000           68,153
              Kirin Brewery Co. Ltd.                                                                      13,000          110,592
              Komatsu Ltd.                                                                                14,000           64,208
              Konami Company Ltd.                                                                          1,700           77,558
              Konica Corp.                                                                                 5,000           36,722
              Kubota Corp.                                                                                20,000           79,538
              Kuraray Co. Ltd.                                                                             6,000           44,644
              Kyocera Corp.                                                                                2,300          202,854
              Kyowa Hakko Kogyo Co. Ltd.                                                                   7,000           46,584
              Marubeni Corp.                                                           +                  22,000           42,335
              Marui Co. Ltd.                                                                               5,000           72,161
              Matsushita Electric Industrial Co. Ltd.                                                     25,000          391,278
              Meiji Seika Inc.                                                                             6,000           31,943
              Minebea Co. Ltd.                                                                             6,000           39,496
              Mitsubishi Chemical Corp.                                                                   29,000           77,662
              Mitsubishi Corp.                                                                            19,000          153,104
              Mitsubishi Electric Corp.                                                                   28,000          138,743
              Mitsubishi Estate Co. Ltd.                                                                  15,000          137,949
              Mitsubishi Heavy Industries Ltd.                                                            40,000          182,488
              Mitsubishi Materials Corp.                                                                  18,000           38,534
              Mitsubishi Rayon Co.                                                                        11,000           38,179
              Mitsubishi Tokyo Financial                                               +                      69          577,037
              Mitsui & Co. Ltd.                                                                           19,000          127,815
              Mitsui Fudosan Co. Ltd.                                                                     10,000          107,761
              Mitsui Marine & Fire Insurance Co. Ltd.                                                     11,000           56,271
              Mitsui Mining & Smelting Co.                                                                 7,000           30,925
              Mitsukoshi Ltd.                                                                              8,000           33,162
              Mizuho Holding Inc.                                                                            107          497,595
              Murata Manufacturing Co. Ltd.                                                                3,000          199,407
              NEC Corp.                                                                                   20,000          270,206
              NGK Insulators Ltd.                                                                          4,000           35,119
              NGK Spark Plug Co. Ltd.                                                                      3,000           28,143
              Nidec Corp.                                                                                    900           46,833
              Nikon Corp.                                                                                  5,000           47,467
              Nintendo Co. Ltd.                                                                            1,700          309,413
              Nippon COMSYS Corp.                                                                          3,000           40,651
              Nippon Express Co. Ltd.                                                                     15,000           67,712
              Nippon Meat Packers Inc.                                                                     4,000           48,460
              Nippon Mitusubishi Oil Corp.                                                                20,000          112,892
              Nippon Sheet Glass Co. Ltd.                                                                  6,000           34,926
              Nippon Steel Corp.                                                                          83,000          125,778
              Nippon Telegraph & Telephone Corp.                                                             155          807,809
              Nippon Unipac Holding                                                    +                      13           72,963
              Nippon Yusen Kabushiki Kaisha                                                               18,000           71,296
              Nishin Flour Milling Co. Ltd.                                                                4,000           29,763
              Nissan Motor Co. Ltd.                                                                       49,000          338,272
              Nissin Food Products                                                                         2,200           45,863
              Nitto Denko Corp.                                                                            2,200           63,502
              Nomura Securities Co. Ltd.                                                                  24,000          459,910
              NSK Ltd.                                                                                     8,000           34,574
              Obayashi Corp.                                                                              12,000           46,664
              Oji Paper Co. Ltd.                                                                          14,000           69,259
              Olympus Optical Co. Ltd.                                                                     4,000           64,080
              Omron Corp.                                                                                  4,000           72,322
              Oriental Land Co. Ltd.                                                                       1,300           96,520
              Orix Corp.                                                                                   1,000           97,258
              Osaka Gas Co. Ltd.                                                                          31,000           99,919
              Pioneer Electronic Corp.                                                                     3,000           91,164
              Promise Co. Ltd.                                                                             1,500          123,637
              Rohm Co. Ltd.                                                                                1,400          217,543
              Sankyo Co. Ltd.                                                                              6,000          108,242
              Sanyo Electric Co. Ltd.                                                                     23,000          145,319
              Secom Co. Ltd.                                                                               2,500          139,513
              Sega Enterprises Ltd.                                                    + *                 2,000           35,439
              Sekisui Chemical Co. Ltd.                                                                    9,000           37,236

              Sekisui House Ltd.                                                                          10,000           84,910
              Seventy Seven Bank Ltd.                                                                      7,000           39,569
              Sharp Corp.                                                                                 14,000          190,827
              Shimamura Co. Ltd.                                                                             500           26,058
              Shimano Inc.                                                                                 2,300           33,895
              Shimizu Corp.                                                                               14,000           57,135
              Shin-Etsu Chemical Co. Ltd.                                                                  5,000          183,612
              Shionogi & Co. Ltd.                                                                          5,000          104,234
              Shiseido Co.                                                                                 7,000           65,667
              Shizuoka Bank Ltd.                                                                           9,000           75,481
              Showa Denko K.K.                                                         +                  15,000           21,408
              Showa Shell Sekiyu K.K.                                                                      6,000           34,975
              Skylark Co.                                                                                  2,000           56,928
              SMC Corp.                                                                *                     900           96,336
              Softbank Corp.                                                                               4,200          137,733
              Sony Corp.                                                                                  11,200          736,370
              Sumitomo Bank Ltd. (The)                                                                    69,000          569,837
              Sumitomo Chemical Co. Ltd.                                                                  21,000           94,796
              Sumitomo Corp.                                                                              13,000           90,996
              Sumitomo Electric Industries                                                                 9,000          102,037
              Sumitomo Marine & Fire Insurance Co. Ltd.                                                   10,000           55,885
              Sumitomo Metal Industries Ltd                                            +                  55,000           33,072
              Sumitomo Metal Mining Co. Ltd.                                                               8,000           37,396
              Taiheiyo Cement Corp.                                                                       14,000           29,634
              Taisei Corp.                                                                                16,000           39,000
              Taisho Pharmaceutical Co. Ltd.                                                               5,000           94,011
              Taiyo Yuden Co. Ltd.                                                                         2,000           53,239
              Takara Shuzo Co. Ltd.                                                                        3,000           39,521
              Takashimaya Co. Ltd.                                                                         6,000           41,854
              Takeda Chemical Industries                                                                  11,000          511,546
              Takefuji Corp.                                                                               2,100          190,771
              Teijin Ltd.                                                                                 13,000           73,068
              Terumo Corp.                                                                                 3,100           56,919
              Tobu Railway Co. Ltd.                                                                       22,000           70,382
              Toho Co. Ltd.                                                                                  400           47,787
              Tohoku Electric Power Co. Inc.                                                               6,200          101,162
              Tokio Marine & Fire Insurance Co. Ltd.                                                      18,000          168,136
              Tokyo Broadcasting System                                                                    1,000           19,243
              Tokyo Electric Power Co. Inc.                                                               15,500          401,419
              Tokyo Electronics Ltd.                                                                       2,200          133,178
              Tokyo Gas Co. Ltd.                                                                          32,000           97,242
              Tokyu Corp.                                                                                 15,000           81,783
              Toppan Printing Co. Ltd.                                                                     9,000           92,583
              Toray Industries Inc.                                                                       20,000           79,858
              Toshiba Corp.                                                                               40,000          211,352
              Tostem Corp.                                                                                 4,000           65,747
              Toto Ltd.                                                                                    6,000           41,806
              Toyo Information Systems                                                                     1,000           38,887
              Toyo Seikan Kaisha Ltd.                                                                      3,000           42,960
              Toyota Motor Corp.                                                                          45,100        1,587,466
              Trans Cosmos Inc.                                                                              400           16,196
              Uni-Charm Corp.                                                                              1,300           42,110
              Uny Co Ltd                                                                                   3,000           30,596
              Wacoal Corp.                                                                                 6,000           64,224
              Yakult Honsha Co. Ltd.                                                                       3,000           32,353
              Yamaha Corp.                                                                                 3,000           30,236
              Yamanouchi Pharmaceutical Co. Ltd.                                                           4,000          112,252
              Yamato Transport Co. Ltd.                                                                    6,000          125,802
              Yokogawa Electric                                                                            5,000           44,500
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                       22,591,035
             --------------------------------------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------------------------------------

              NETHERLANDS--5.51%
             --------------------------------------------------------------------------------------------------------------------
              ABN AMRO Holding NV                                                                         18,467          346,901
              Aegon NV                                                                                    16,178          455,373
              Akzo Nobel NV                                                                                3,586          151,786
              ASM Lithography Holding NV                                               +                   5,749          128,921
              Burhmann NV                                                                                  1,897           17,890
              Elsevier NV                                                                                  9,276          115,432
              Getronics NV                                                                                 6,034           25,030
              Hagemeyer NV                                                                                 1,677           32,297
              Heineken NV                                                                                  4,759          191,878
              ING Groep NV                                                             +                  11,742          767,380
              Koninklijke Ahold NV                                                                         9,970          312,282
              Philips Electronics NV                                                                      15,933          422,311
              QIAGEN NV                                                                +                   1,900           41,820
              Royal Dutch Petroleum Co.                                                                   26,080        1,500,857
              Royal KPN NV                                                             *                  15,530           88,085
              TNT Post Group NV                                                                            5,882          122,742
              Unilever NV - CVA                                                                            6,784          406,602
              VOPAK                                                                                        3,083           63,290
              Wolters Kluwer NV - CVA                                                                      3,728          100,201
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        5,291,078
             --------------------------------------------------------------------------------------------------------------------

              NEW ZEALAND--0.07%
             --------------------------------------------------------------------------------------------------------------------
              Telecom Corp. of New Zealand Ltd.                                                           29,345           66,390
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                           66,390
             --------------------------------------------------------------------------------------------------------------------

              NORWAY--0.44%
             --------------------------------------------------------------------------------------------------------------------
              DnB Holding ASA                                                                             16,900           73,314
              Norsk Hydro ASA                                                                              4,415          187,035
              Orkla ASA                                                                                    4,712           85,298
              Telenor ASA                                                              +                   8,100           33,404
              Tomra Systems ASA                                                                            2,600           40,939
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          419,990
             --------------------------------------------------------------------------------------------------------------------

              PORTUGAL--0.53%
             --------------------------------------------------------------------------------------------------------------------
              Banco Comercial Portugues SA "R"                                         +                  26,209           97,623
              Banco Espirito Santo e Comercial de Lisboa SA                                                4,483           61,290
              Banco Portuguese de Invest SA                                                                9,264           21,488
              Brisa-Auto Estradas de Portugal SA                                                           6,621           56,050
              Cimentos de Portugal SA                                                                      2,292           44,432
              Electricidade de Portugal SA                                                                34,855           83,209
              Portugal Telecom SA                                                      +                  16,327          113,889
              Portugal Telecom SGPS SA                                                                    16,327            2,211
              Sonae SGPS SA                                                                               42,816           30,810
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          511,002
             --------------------------------------------------------------------------------------------------------------------

              SINGAPORE--0.85%
             --------------------------------------------------------------------------------------------------------------------
              Capitaland Ltd.                                                          +                  38,000           52,140
              Chartered Semiconductor Manufacturing Ltd.                               +                  16,000           40,043
              City Developments Ltd.                                                                      15,000           58,041
              DBS Group Holdings Ltd.                                                                     17,652          129,823
              Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                                         17,350          113,318
              Singapore Airlines Ltd.                                                  +                  16,000          110,648
              Singapore Press Holdings Ltd.                                                                5,000           54,885
              Singapore Technologies Engineering Ltd.                                                     38,000           53,808
              Singapore Telecommunications Ltd.                                        +                  75,000           78,210
              United Overseas Bank Ltd.                                                                   15,392           97,150
              Venture Manufacturing Ltd.                                                                   4,000           26,564
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          814,630
             --------------------------------------------------------------------------------------------------------------------

              SPAIN--3.06%
             --------------------------------------------------------------------------------------------------------------------
              Altadis SA                                                                                   5,342           76,154
              Autopistas Concesionaria Espanola SA                                                         7,939           72,181
              Banco Bilbao Vizcaya SA                                                                     39,486          510,759

              Banco Santander Central Hispano SA                                                          56,061          507,801
              Endesa SA                                                                *                  13,522          215,661
              Fomento de Construcciones y Contratas SA                                                     2,945           56,094
              Gas Natural SDG SA                                                                           6,235          100,814
              Grupo Dragados SA                                                                            3,688           46,363
              Iberdrola SA                                                                                11,954          153,312
              Repsol YPF SA                                                                               16,467          271,832
              Sociedad General de Aguas de Barcelona SA                                                    4,180           57,572
              Telefonica SA                                                            +                  55,999          690,227
              Union Electrica Fenosa SA                                                                    4,548           84,895
              Zardoya Otis SA                                                                              6,980           62,634
              Zeltia SA Rights                                                         +                   2,783           28,318
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,934,617
             --------------------------------------------------------------------------------------------------------------------

              SWEDEN--2.23%
             --------------------------------------------------------------------------------------------------------------------
              ASSA Abloy AB "B"                                                                            4,800           68,569
              AssiDoman AB                                                                                 1,400           29,067
              Atlas Copco AB "B"                                                                           2,419           47,890
              Drott AB "B"                                                                                 2,450           25,546
              Electrolux AB "B"                                                        *                   5,594           77,342
              Hennes & Mauritz AB "B"                                                                     10,076          172,633
              NetCom AB "B"                                                            +                   2,025           65,761
              Nordea AB                                                                                   35,183          200,392
              OM Gruppen AB                                                                                1,450           18,383
              Sandvik AB                                                                                   3,895           78,363
              Securitas AB "B"                                                                             4,665           81,640
              Skandia Forsakrings AB                                                                      12,520          115,017
              Skandinaviska Enskilda Banken (SEB) "A"                                                      9,300           88,426
              Skanska AB "B"                                                                               7,552           71,459
              Svenska Cellulosa AB "B"                                                                     3,625           76,760
              Svenska Handelsbanken AB "B"                                                                 7,900          112,854
              Swedish Match AB                                                                            16,628           77,906
              Telefonakfiebolaget Ericsson AB "B"                                      *                  94,408          516,044
              Telia AB                                                                 *                  17,800           89,938
              Volvo AB "A"                                                                                 2,500           36,517
              Volvo AB "B"                                                                                 5,102           76,399
              WM-Data AB "B"                                                                               6,155           18,264
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,145,170
             --------------------------------------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------------------------------------

              SWITZERLAND--6.50%
             --------------------------------------------------------------------------------------------------------------------
              ABB Ltd.                                                                                    15,072          228,077
              Adecco SA                                                                                    2,300          108,253
              Credit Suisse Group                                                      +                   3,688          606,306
              Gebruder Sulzer AG                                                                              95           30,232
              Givaudan - Foreign Registered                                            +                     133           36,886
              Holcim Ltd.                                                                                  1,020           50,051
              Holcim Ltd. "B"                                                                                405           82,467
              Kudelski SA - Bearer                                                                           640           53,765
              Lonza AG                                                                                       100           58,360
              Nestle SA                                                                                    4,590          975,482
              Novartis AG                                                                                 35,250        1,275,705
              Roche Holding AG - Bearer                                                                    2,000          163,009
              Roche Holding AG - Genusschein                                                               8,561          616,790
              Schindler Holding AG                                                                            38           42,282
              Schweizerische Rueckversicherungs-Gesellschaft                                                 170          339,726
              SGS Societe Generale de Surveillance Holding SA                                                140           25,314
              Swatch Group AG                                                          +                     200           42,560
              Swatch Group AG "B"                                                      +                      47           47,067
              Swisscom AG                                                                                    928          220,971
              Syngenta AG                                                              +                   1,613           84,803
              UBS AG                                                                                       5,424          777,034
              Unaxis Holding AG "R"                                                                          200           28,151
              Zurich Financial Services AG                                                                 1,031          351,611
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,244,902
             --------------------------------------------------------------------------------------------------------------------

              UNITED KINGDOM--21.16%
             --------------------------------------------------------------------------------------------------------------------
              Abbey National PLC                                                                          17,325          303,345
              Airtours PLC                                                                                 7,987           32,462
              AMVESCAP PLC                                                                                 9,206          159,893
              Arm Holdings PLC                                                         +                  11,906           44,958
              AstraZeneca PLC                                                                             21,322          993,443
              AWG PLC                                                                                      5,916           49,920
              BAA PLC                                                                                     12,784          118,660
              BAE Systems PLC                                                                             37,622          180,157
              Barclays PLC                                                                                20,154          617,891
              Bass PLC                                                                                    12,240          127,898
              BBA Group PLC                                                                                8,354           29,430
              BG Group PLC                                                                                41,786          164,691
              Blue Circle Industries PLC                                                                   8,817           61,038
              BOC Group PLC                                                                                6,753           98,770
              Boots Co. PLC                                                                               11,868          100,311
              BP Amoco PLC                                                                               274,568        2,256,976
              British Airways PLC                                                                         14,961           72,378
              British American Tobacco PLC                                                                26,851          203,915
              British Land Co. PLC                                                                         7,760           52,929
              British Sky Broadcasting Group PLC                                       +                  22,735          218,697
              British Telecommunications PLC                                                             104,243          646,268
              Bunzl PLC                                                                                    7,064           48,679
              Cadbury Schweppes PLC                                                                       24,486          165,121
              Canary Wharf Finance PLC                                                 +                   9,565           74,523
              Capita Group PLC                                                                             8,619           56,061
              Carlton Communications PLC                                                                   9,248           43,700
              Celltech Group PLC                                                       +                   3,550           59,811
              Centrica PLC                                                                                48,433          154,787
              CGU PLC                                                                                     26,982          373,010
              Chub PLC                                                                                    15,278           35,721
              CMG PLC                                                                                      7,717           33,753
              Compass Group PLC                                                        +                  27,501          220,066

              Corus Group PLC                                                                             51,927           44,366
              Diageo PLC                                                                                  40,660          446,020
              Dixons Group PLC                                                                            24,969           81,818
              Electrocomponents PLC                                                                        5,851           44,270
              EMI Group PLC                                                                               10,180           57,553
              Exel PLC                                                                                     4,881           52,135
              GKN PLC "B"                                                                                  9,548           91,578
              GlaxoSmithKline PLC                                                                         75,027        2,110,284
              Granada Compass PLC                                                                         35,491           74,496
              Great Universal Stores PLC                                                                  12,943          110,761
              Halifax Group PLC                                                                           27,547          318,449
              Hammerson PLC                                                                                4,412           29,783
              Hanson PLC                                                                                  10,233           75,337
              Hays PLC                                                                                    22,158           57,103
              Hilton Group PLC                                                                            25,162           84,575
              HSBC Holdings PLC                                                                          112,400        1,331,771
              Imperial Chemical Industries PLC                                                            10,723           62,885
              International Power PLC                                                  +                  16,708           70,433
              Invensys PLC                                                                                43,730           83,026
              J Sainsbury PLC                                                                             24,067          150,026
              Johnson Matthey PLC                                                                          3,522           53,098
              Kidde PLC                                                                +                  16,008           18,348
              Kingfisher PLC                                                                              18,249           98,744
              Land Securities PLC                                                                          6,367           78,260
              Lattice Group PLC                                                        +                  43,537           97,201
              Legal & General Group PLC                                                                   61,756          140,044
              Lloyds TSB Group PLC                                                                        66,862          669,035
              Logica PLC                                                                                   5,724           69,471
              Marconi PLC                                                                                 35,278          125,523
              Marks & Spencer PLC                                                                         37,999          140,011
              Misys PLC                                                                                    7,480           52,282
              National Grid Group PLC                                                                     17,493          128,911
              Nycomed Amersham PLC "A"                                                                     9,180           66,488
              P&O Princess Cruises PLC                                                                    12,391           64,477
              Pearson PLC                                                                                  9,741          160,555
              Peninsular & Oriental Steam Navigation Co. PLC                                              14,694           54,969
              Pilkington PLC                                                                              17,362           24,539
              Provident Financial PLC                                                                      3,673           38,406
              Prudential Corp. PLC                                                                        23,719          287,206
              Psion PLC                                                                                    7,170            9,075
              Railtrack Group PLC                                                                          7,258           34,092
              Reed International PLC                                                                      15,549          137,764
              Rentokil Initial PLC                                                                        27,771           94,124
              Reuters Group PLC                                                                           17,557          227,900
              Rio Tinto PLC                                                                               13,179          233,904
              RMC Group PLC                                                                                4,043           38,948
              Royal Bank of Scotland Group PLC                                                            33,526          717,929
              Sage Group PLC                                                                              16,813           60,058
              Schroders PLC                                                                                3,718           42,745
              Scottish Power PLC                                                                          22,568          165,992
              Slough Estates PLC                                                                           7,368           35,697
              Smith & Nephew PLC                                                                          13,497           70,041
              Smiths Group PLC                                                                             8,306           96,370
              Tesco PLC                                                                                   83,705          301,949
              3i Group PLC                                                                                 7,240          108,540
              Unilever PLC                                                                                34,853          293,602
              United Utilities PLC                                                                         7,650           72,459
              Vodafone Group PLC ADR                                                                     827,503        1,832,919
              Wolseley PLC                                                                                 9,736           72,706
              WPP Group PLC                                                                               13,910          136,937
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                       20,327,250
             --------------------------------------------------------------------------------------------------------------------

              TOTAL COMMON STOCKS
              (Cost: $110,739,369)                                                                                     92,843,132
             --------------------------------------------------------------------------------------------------------------------

              Security                                                                                    Shares            Value
             --------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--0.34%
              AUSTRALIA--0.23%
             --------------------------------------------------------------------------------------------------------------------
              News Corp. Ltd.                                                                             27,308          218,811
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          218,811
             --------------------------------------------------------------------------------------------------------------------

              GERMANY--0.11%
             --------------------------------------------------------------------------------------------------------------------
              Hugo Boss AG                                                                                   100           27,894
              Prosieben Satellite Media AG                                                                 2,200           31,884
              Volkswagen AG                                                            +                   1,600           49,289
             --------------------------------------------------------------------------------------------------------------------
                                                                                                                          109,067
             --------------------------------------------------------------------------------------------------------------------

              TOTAL PREFERRED STOCKS
              (Cost: $362,623)                                                                                            327,878
             --------------------------------------------------------------------------------------------------------------------

              Security                                                                               Face Amount            Value
             --------------------------------------------------------------------------------------------------------------------
              SHORT TERM INSTRUMENTS--6.86%

             --------------------------------------------------------------------------------------------------------------------
              Dreyfus Money Market Fund                                                ++              2,443,148        2,443,148
              Federal Home Loan Mortgage Corporation Discount Note
                3.86%, 07/03/01                                                        ++                391,758          391,758

              Goldman Sachs Financial Square Prime Obligation Fund                     ++              1,304,909        1,304,909

              Providian Temp Cash Money Market Fund                                    ++              2,443,148        2,443,148
             --------------------------------------------------------------------------------------------------------------------

              TOTAL SHORT TERM INSTRUMENTS
              (Cost: $6,582,963)                                                                                        6,582,963
             --------------------------------------------------------------------------------------------------------------------

              Security                                                                               Face Amount            Value
             --------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT-2.59%

              Investors Bank & Trust Tri-Party
             --------------------------------------------------------------------------------------------------------------------
               Repurchase Agreement, dated 06/29/01,
               due 07/02/01 with a maturity value of
               $2,486,359 and an effective yield of 3.70%.                                             2,485,592        2,485,592
              TOTAL REPURCHASE AGREEMENT
              (Cost: $2,485,592)                                                                                        2,485,592
             --------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENTS IN SECURITIES -- 106.45%
              (Cost $120,170,547)                                                                                     102,239,565
             --------------------------------------------------------------------------------------------------------------------
              Other Assets, Less Liabilities -- (6.45%)                                                                (6,192,116)
             --------------------------------------------------------------------------------------------------------------------
              NET ASSETS -- 100.00%                                                                                 $  96,047,449
             ====================================================================================================================

+          Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*          Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost:  $507,308,821) (Note 1)                      +                    $        514,218,690
Receivables:
       Investment securities sold                                                                               1,067,443
       Interest                                                                                                 8,491,662
                                                                                               ---------------------------
Total Assets                                                                                                  523,777,795
                                                                                               ---------------------------

LIABILITIES
Payables:
       Investment securities purchased                                                                            998,310
       Collateral for securities loaned (Note 4)                                                               30,357,899
       Advisory fees (Note 2)                                                                                     105,607
                                                                                              ---------------------------
Total Liabilities                                                                                             31,461,816
                                                                                              ---------------------------
NET ASSETS                                                                                     $             492,315,979
                                                                                               ==========================

----------------------------------------------------------------------------------------------------------------------------------

+      Includes securities on loan with a market value of $29,688,839.
       See Note 4.

The accompanying notes are an integral part of these financial statements.


Bond Index Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Interest                                                                                     $              14,644,226
       Securities lending income                                                                                       36,068
                                                                                                   ---------------------------
                                                                                                                   14,680,294
Total investment income                                                                            ---------------------------


EXPENSES (Note 2)
       Advisory fees                                                                                                  189,076
                                                                                                     -------------------------
Total expenses
                                                                                                                      189,076
                                                                                                     -------------------------
Net investment income
                                                                                                                   14,491,218
                                                                                                     -------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments
       Net change in unrealized appreciation (depreciation) of investments                                            247,671
                                                                                                                    1,179,640
                                                                                                     -------------------------
Net gain on investments
                                                                                                                    1,427,311
                                                                                                     -------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                                      $            15,918,529
                                                                                                     =========================

------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Six Months
                                                                               Ended June 30, 2001             For the Year Ended
                                                                                    (Unaudited)                 December 31, 2000
                                                                           ---------------------------   --------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                                 $             14,491,218     $             29,718,038
       Net realized gain (loss)                                                               247,671                   (7,866,535)
       Net change in unrealized appreciation (depreciation)                                 1,179,640                   27,573,231
                                                                           ---------------------------   --------------------------
Net increase in net assets resulting from operations                                       15,918,529                   49,424,734
                                                                           ---------------------------   --------------------------
Interestholder transactions:
       Contributions                                                                       82,808,280                  173,591,447
       Withdrawals                                                                        (57,289,463)                (216,581,461)
                                                                           ---------------------------   --------------------------
Net increase (decrease) in net assets resulting from
  interestholder transactions                                                              25,518,817                  (42,990,014)
                                                                           ---------------------------   --------------------------
Increase in net assets                                                                     41,437,346                    6,434,720

NET ASSETS:

Beginning of period                                                                       450,878,633                  444,443,913
                                                                           ---------------------------   --------------------------
End of period                                                                $            492,315,979     $            450,878,633
                                                                           ===========================   ==========================


------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)

Security                                                                                       Face Amount                Value
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--39.49%

AEROSPACE / DEFENSE--0.82%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.
  8.20%, 12/01/09                                                                               1,500,000               1,615,609
Northrop Grumman Corp.
  7.13%, 02/15/11                                                                                 500,000                 494,095
Raytheon Co.
  7.38%, 07/15/25                                                                               1,000,000                 882,803
United Technologies Corp.
  6.63%, 11/15/04                                                                               1,000,000               1,032,922
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,025,429
---------------------------------------------------------------------------------------------------------------------------------

AIRLINES--0.50%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines Inc.
  6.65%, 09/15/17                                                                                 924,274                 901,186
Delta Air Lines Inc.
  7.57%, 11/18/10                                                                                 500,000                 527,125
United Airlines Inc.
  7.19%, 04/01/11                                                                               1,000,000               1,019,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,447,511
---------------------------------------------------------------------------------------------------------------------------------

AUTO MANUFACTURERS--1.27%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG
  7.40%, 01/20/05                                                                               1,000,000               1,038,907
DaimlerChrysler NA Holding
  7.75%, 01/18/11                                                                                 500,000                 514,509
  8.50%, 01/18/31                                                                                 500,000                 528,134
Ford Motor Company
  6.38%, 02/01/29                                                                               1,000,000                 836,851
  7.45%, 07/16/31                                                                               1,500,000               1,439,727
General Motors Corp.
  6.25%, 05/01/05                                                                               1,000,000               1,003,914
  6.75%, 05/01/28                                                                               1,000,000                 905,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,267,682
---------------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.21%
---------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.
  8.25%, 08/01/10                                                                               1,000,000               1,047,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,047,958
---------------------------------------------------------------------------------------------------------------------------------

BANKS--6.24%
----------------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV
  7.30%, 12/01/26                                                                 500,000                     485,788
Bank of New York Co. Inc.
  6.50%, 12/01/03                                                               1,000,000                   1,026,860
Bank of Tokyo-Mitsubishi Ltd.
  8.40%, 04/15/10                                                               1,000,000                   1,060,178
Bank One Corp.
  6.40%, 08/01/02                                                               1,000,000                   1,019,618
  6.50%, 02/01/06                                                               1,000,000                   1,012,627
  7.63%, 08/01/05                                                                 500,000                     528,850
BankAmerica Corp.
  6.25%, 04/01/08                                                               1,000,000                     977,349
BankBoston Corp.
  6.50%, 12/19/07                                                               1,022,000                   1,009,734
Chase Manhattan Corp.
  5.75%, 04/15/04                                                               1,000,000                   1,012,735
Deutsche Bank AG
  6.70%, 12/13/06                                                               1,000,000                   1,020,042
First Union Capital Corp.
  8.04%, 12/01/26                                                               2,000,000                   1,994,390
First Union Corp.
  6.63%, 07/15/05                                                                 500,000                     510,974
International Bank of Reconstruction & Development
  6.38%, 07/21/05                                                               1,000,000                   1,034,176
  7.00%, 01/27/05                                                               1,500,000                   1,582,731
JP Morgan Chase & Co.
  6.75%, 02/01/11                                                               1,000,000                   1,001,395
KeyCorp
  6.75%, 03/15/06                                                               1,500,000                   1,517,596
KFW International Finance Inc.
  7.63%, 02/15/04                                                               3,500,000                   3,683,088
  8.00%, 02/15/10                                                                 250,000                     280,343
Korea Development Bank
  7.13%, 04/22/04                                                               1,000,000                   1,029,955
  7.38%, 09/17/04                                                               1,000,000                   1,041,726
Mellon Capital II
  8.00%, 01/15/27                                                               1,000,000                   1,010,871
NationsBank Corp.
  7.75%, 08/15/15                                                               1,000,000                   1,054,706
Republic New York Corp.
  7.75%, 05/15/09                                                               1,000,000                   1,051,539
Santander Financial Issuances
  6.80%, 07/15/05                                                               1,000,000                   1,010,993
Sanwa Bank Ltd.
  7.40%, 06/15/11                                                               1,000,000                     964,400
Skandinaviska Enskilda Banken
  6.88%, 02/15/09                                                                 500,000                     496,918
Swiss Bank Corp.
  7.38%, 07/15/15                                                               1,200,000                   1,250,140
Wells Fargo Bank NA
  7.55%, 06/21/10                                                               1,000,000                   1,057,334
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           30,727,056
----------------------------------------------------------------------------------------------------------------------------------

BEVERAGES--0.79%
----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
  9.00%, 12/01/09                                                                               1,500,000               1,765,060
Coca-Cola Enterprises Inc.
  8.00%, 09/15/22                                                                               1,000,000               1,094,428
Diageo PLC
  6.13%, 08/15/05                                                                               1,000,000               1,012,026
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,871,514
----------------------------------------------------------------------------------------------------------------------------------

CHEMICALS--0.11%
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.
  8.63%, 04/01/06                                                                                 500,000                 552,725
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          552,725
----------------------------------------------------------------------------------------------------------------------------------

COMPUTERS--0.62%
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.
  5.63%, 04/12/04                                                                               3,000,000               3,046,419
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,046,419
-----------------------------------------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.23%
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.
  8.50%, 08/10/09                                                                               1,000,000               1,135,677
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,135,677
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--8.72%
----------------------------------------------------------------------------------------------------------------------------------
Ahmanson (H.F.) & Co.
  8.25%, 10/01/02                                                                               1,000,000               1,037,070
American General Finance Corp.
  6.38%, 03/01/03                                                                               1,000,000               1,024,598
Associates Corp. NA
  6.88%, 11/15/08                                                                               1,410,000               1,438,929
  6.95%, 11/01/18                                                                               1,000,000                 992,810
AXA Financial Inc.
  7.75%, 08/01/10                                                                               1,000,000               1,064,781
Bear Stearns Companies Inc.
  6.75%, 04/15/03                                                                               1,000,000               1,023,484
Boeing Capital Corp.
  5.65%, 05/15/06                                                                               1,000,000                 990,884
Capital One Bank
  6.88%, 02/01/06                                                                               1,000,000                 976,209
CIT Group Holdings Inc.
  6.63%, 06/15/05                                                                               1,000,000               1,018,085
Citigroup Inc.
  7.88%, 05/15/25                                                                               1,000,000               1,065,952
Countrywide Funding Corp.
  6.88%, 09/15/05                                                                               1,000,000               1,031,934
Ford Motor Credit Co.
  7.50%, 03/15/05                                                                               3,400,000               3,528,319
  7.88%, 06/15/10                                                                               1,000,000               1,042,744
General Electric Capital Corp.
  6.50%, 12/10/07                                                                               1,000,000               1,034,196
  7.25%, 05/03/04                                                                               2,000,000               2,113,394
General Motors Acceptance Corp.
  6.75%, 01/15/06                                                                               1,000,000               1,015,454
  7.13%, 05/01/03                                                                               4,500,000               4,643,010
  7.25%, 03/02/11                                                                                 500,000                 505,806
Goldman Sachs Group Inc.
  7.63%, 08/17/05                                                                               1,000,000               1,057,232

Heller Financial Inc.
  6.40%, 01/15/03                                                              1,000,000               1,017,792
Household Finance Corp.
  6.00%, 05/01/04                                                              2,000,000               2,018,896
  6.50%, 01/24/06                                                              1,000,000               1,013,496
  8.00%, 07/15/10                                                              1,000,000               1,070,961
Lehman Brothers Inc.
  7.63%, 06/01/06                                                              2,500,000               2,629,345
Merrill Lynch & Co. Inc.
  6.00%, 02/17/09                                                              3,000,000               2,894,544
  6.38%, 10/15/08                                                              1,000,000                 986,558
Morgan Stanley Dean Witter & Co.
  5.63%, 01/20/04                                                              1,000,000               1,003,716
  8.00%, 06/15/10                                                              1,000,000               1,074,780
National Rural Utilities
  6.00%, 05/15/06                                                                500,000                 502,109
Norwest Financial Inc.
  5.38%, 09/30/03                                                              1,000,000               1,002,342
Pemex Finance Ltd.
  9.69%, 08/15/09                                                              1,000,000               1,094,630
-----------------------------------------------------------------------------------------------------------------
                                                                                                      42,914,060
-----------------------------------------------------------------------------------------------------------------

ELECTRIC--3.03%
-----------------------------------------------------------------------------------------------------------------
Dominion Resources Inc.
  7.63%, 07/15/05                                                              1,000,000               1,045,755
  8.13%, 06/15/10                                                              1,000,000               1,076,990
Duke Energy Corp.
  6.00%, 12/01/28                                                              1,000,000                 851,131
Duke Energy Field Services Corp.
  7.50%, 08/16/05                                                              1,000,000               1,037,852
Houston Lighting & Power Co.
  6.50%, 04/21/03                                                              4,000,000               4,048,292
HQI Transelec Chile SA
  7.88%, 04/15/11                                                                500,000                 501,762
Korea Electric Power Corp.
  6.38%, 12/01/03                                                              1,000,000               1,009,993
Niagara Mohawk Power Corp.
  7.38%, 07/01/03                                                                756,098                 776,576
  7.63%, 10/01/05                                                                529,268                 545,131
Progress Energy Inc.
  7.75%, 03/01/31                                                                500,000                 516,084
PSEG Power
  7.75%, 04/15/11                                                              1,000,000               1,030,337
Texas Utilities Co.
  6.38%, 01/01/08                                                              1,000,000                 958,388
Wisconsin Energy Corp.
  5.88%, 04/01/06                                                              1,000,000                 993,568
Xcel Energy Inc.
  7.00%, 12/01/10                                                                500,000                 501,588
-----------------------------------------------------------------------------------------------------------------
                                                                                                      14,893,447
-----------------------------------------------------------------------------------------------------------------

ELECTRONICS--0.20%
-----------------------------------------------------------------------------------------------------------------
Midwest Generation LLC
  8.56%, 01/02/16                                                              1,000,000                 963,744
-----------------------------------------------------------------------------------------------------------------
                                                                                                         963,744
-----------------------------------------------------------------------------------------------------------------

ENERGY & RELATED--0.11%
-----------------------------------------------------------------------------------------------------------------
Calenergy Co. Inc.
  8.48%, 09/15/28                                                                500,000                 538,697
-----------------------------------------------------------------------------------------------------------------
                                                                                                         538,697
-----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
FOOD--1.30%
---------------------------------------------------------------------------------------------------------------------
Albertson's Inc.
  6.63%, 06/01/28                                                                  1,000,000                 835,704
Archer-Daniels-Midland Co.
  8.38%, 04/15/17                                                                    500,000                 560,475
ConAgra Inc.
  7.40%, 09/15/04                                                                  1,000,000               1,037,204
Delhaize America Inc.
  7.38%, 04/15/06                                                                  1,000,000               1,025,615
Fred Meyer Inc.
  7.45%, 03/01/08                                                                  1,000,000               1,038,111
Kellogg Co.
  6.60%, 04/01/11                                                                  1,000,000                 977,202
Kroger Co.
  7.00%, 05/01/18                                                                  1,000,000                 947,855
---------------------------------------------------------------------------------------------------------------------
                                                                                                           6,422,166
---------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.42%
---------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.
  8.55%, 08/01/10                                                                  1,000,000               1,048,091
Georgia Pacific Corp.
  8.13%, 05/15/11                                       *                          1,000,000                 998,032
---------------------------------------------------------------------------------------------------------------------
                                                                                                           2,046,123
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE--0.21%
---------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.
  7.15%, 10/01/09                                                                  1,000,000               1,031,457
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,031,457
---------------------------------------------------------------------------------------------------------------------


HOLDING COMPANIES-DIVERSIFIED--0.20%
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding
  7.75%, 02/15/31                                                                  1,000,000                 980,883
---------------------------------------------------------------------------------------------------------------------
                                                                                                             980,883
---------------------------------------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS / WARES--0.21%
---------------------------------------------------------------------------------------------------------------------
Unilever Capital Corp.
  6.88%, 11/01/05                                                                  1,000,000               1,042,794
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,042,794
---------------------------------------------------------------------------------------------------------------------


INSURANCE--0.42%
---------------------------------------------------------------------------------------------------------------------
Aetna Inc.
  7.13%, 08/15/06                                                                  1,000,000               1,039,518
Allstate Corp.
  7.20%, 12/01/09                                                                  1,000,000               1,038,928
---------------------------------------------------------------------------------------------------------------------
                                                                                                           2,078,446
---------------------------------------------------------------------------------------------------------------------


MACHINERY-CONSTRUCTION & MINING--0.21%
---------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.
  7.25%, 09/15/09                                                                  1,000,000               1,049,011
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,049,011
---------------------------------------------------------------------------------------------------------------------


MANUFACTURERS--0.19%
---------------------------------------------------------------------------------------------------------------------
Tyco International Group
  6.88%, 01/15/29                                                                  1,000,000                 933,460
---------------------------------------------------------------------------------------------------------------------
                                                                                                             933,460
---------------------------------------------------------------------------------------------------------------------


MANUFACTURING--0.12%
---------------------------------------------------------------------------------------------------------------------
Norsk Hydro ASA
  6.36%, 01/15/09                                                                    590,000                 578,308
---------------------------------------------------------------------------------------------------------------------
                                                                                                             578,308
---------------------------------------------------------------------------------------------------------------------

MEDIA--2.69%
---------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications
  8.38%, 05/01/07                                                                  2,000,000               2,169,188
TCI Communications Inc.
  7.12%, 02/15/28                                                                    500,000                 464,142
  8.75%, 08/01/15                                                                  1,500,000               1,688,147
Time Warner Entertainment Co.
  8.38%, 03/15/23                                                                  2,500,000               2,714,018
Viacom Inc.
  7.75%, 06/01/05                                                                  3,500,000               3,718,460
Walt Disney Co. (The)
  5.13%, 12/15/03                                                                  2,000,000               1,993,906
  6.75%, 03/30/06                                                                    500,000                 517,352
---------------------------------------------------------------------------------------------------------------------
                                                                                                          13,265,213
---------------------------------------------------------------------------------------------------------------------

MINING--0.21%
---------------------------------------------------------------------------------------------------------------------
Alcoa Inc.
  7.38%, 08/01/10                                                                  1,000,000               1,054,195
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,054,195
---------------------------------------------------------------------------------------------------------------------

MULTI-NATIONAL--0.90%
---------------------------------------------------------------------------------------------------------------------
Asian Development Bank
  6.75%, 06/11/07                                                                  1,000,000               1,052,438
Inter-American Development Bank
  7.00%, 06/16/03                                                                  1,500,000               1,564,262
  7.38%, 01/15/10                                                                  1,000,000               1,082,187
  8.40%, 09/01/09                                                                    200,000                 229,688
  8.50%, 03/15/11                                                                    450,000                 525,366
---------------------------------------------------------------------------------------------------------------------
                                                                                                           4,453,941
---------------------------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS--1.24%
---------------------------------------------------------------------------------------------------------------------
Amoco Canada
  7.25%, 12/01/02                                                                  1,000,000               1,032,016
Anadarko Finance Co.
  7.50%, 05/01/31                                                                  1,000,000               1,014,135
Conoco Inc.
  5.90%, 04/15/04                                                                  1,000,000               1,012,267
Kerr-McGee Corp.
  6.63%, 10/15/07                                                                  1,120,000               1,126,188
Occidental Petroleum Corp.
  7.20%, 04/01/28                                                                  1,000,000                 968,474
Phillips 66 Capital Trust II
  8.00%, 01/15/37                                                                  1,000,000                 967,481
---------------------------------------------------------------------------------------------------------------------
                                                                                                           6,120,561
---------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--0.51%
---------------------------------------------------------------------------------------------------------------------
Abbott Laboratories
  5.13%, 07/01/04                                                                  1,000,000                 998,310
American Home Products Corp.
  6.25%, 03/15/06                                                                    500,000                 501,281
  6.50%, 10/15/02                                                                  1,000,000               1,019,287
---------------------------------------------------------------------------------------------------------------------
                                                                                                           2,518,878
---------------------------------------------------------------------------------------------------------------------

PIPELINES--0.49%
---------------------------------------------------------------------------------------------------------------------
Columbia Energy Group
  7.62%, 11/28/25                                                                  1,000,000                 938,570
Sonat Inc.
  7.63%, 07/15/11                                                                  1,000,000               1,014,485
Williams Companies Inc.
  7.50%, 01/15/31                                                                    500,000                 470,700
---------------------------------------------------------------------------------------------------------------------
                                                                                                           2,423,755
---------------------------------------------------------------------------------------------------------------------

PUBLISHING--0.20%
---------------------------------------------------------------------------------------------------------------------
News America Holdings Inc.
  7.60%, 10/11/15                                                                  1,000,000                 970,819
---------------------------------------------------------------------------------------------------------------------
                                                                                                             970,819
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE--0.21%
---------------------------------------------------------------------------------------------------------------------
EOP Operating LP
  6.38%, 02/15/03                                                                  1,000,000               1,012,592
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,012,592
---------------------------------------------------------------------------------------------------------------------

RETAIL--0.83%
---------------------------------------------------------------------------------------------------------------------
Dayton Hudson
  6.65%, 08/01/28                                                                  1,000,000                 934,393
Federated Department Stores Inc.
  6.63%, 04/01/11                                                                  1,000,000                 964,220
Wal-Mart Stores Inc.
  8.50%, 09/15/24                                                                  2,000,000               2,178,048
---------------------------------------------------------------------------------------------------------------------
                                                                                                           4,076,661
---------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--1.44%
---------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group
  7.88%, 03/01/11                                                                  1,500,000               1,502,859
Bell Telephone Canada
  9.50%, 10/15/10                                                                    250,000                 277,658
British Telecom PLC
  8.13%, 12/15/10                                                                  1,000,000               1,061,930
  8.63%, 12/15/30                                                                  1,000,000               1,090,557
Cox Communications Inc.
  7.50%, 08/15/04                                                                  1,000,000               1,041,676
Qwest Corp.
  7.63%, 06/09/03                                                                  1,000,000               1,038,995
Vodafone Group PLC
  7.75%, 02/15/10                                                                  1,000,000               1,050,647
---------------------------------------------------------------------------------------------------------------------
                                                                                                           7,064,322
---------------------------------------------------------------------------------------------------------------------

TELEPHONE--3.24%
---------------------------------------------------------------------------------------------------------------------
AT&T Corp.
  6.50%, 09/15/02                                                                  2,000,000               2,031,932
Deutsche Telekom International Finance AG
  8.00%, 06/15/10                                                                  1,000,000               1,033,063
  8.25%, 06/15/30                                                                  1,000,000               1,028,276
Koninklijke KPN NV
  8.00%, 10/01/10                                                                  1,000,000                 959,071
New York Telephone Co.
  6.00%, 04/15/08                                                                    500,000                 484,394
  7.00%, 12/01/33                                                                  2,305,000               2,124,060
Sprint Capital Corp.
  6.13%, 11/15/08                                                                  3,000,000               2,775,339
U.S. West Capital Funding Inc.
  6.13%, 07/15/02                                                                  1,000,000               1,008,427
WorldCom Inc.
  6.25%, 08/15/03                                                                  1,000,000               1,005,174
  6.40%, 08/15/05                                                                  1,500,000               1,471,434
  7.50%, 05/15/11                                                                  1,000,000                 973,650
  7.88%, 05/15/03                                                                  1,000,000               1,037,332
---------------------------------------------------------------------------------------------------------------------
                                                                                                          15,932,152
---------------------------------------------------------------------------------------------------------------------

TOBACCO--0.30%
---------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC
  7.13%, 04/01/09                                                                    500,000                 491,433
Philip Morris
  7.75%, 01/15/27                                                                  1,000,000               1,000,072
---------------------------------------------------------------------------------------------------------------------
                                                                                                           1,491,505
---------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.10%
-------------------------------------------------------------------------------------------------------------------------
Burlington North Santa Fe Corp.
  6.53%, 07/15/37                                                                      1,000,000               1,023,613
Canadian National Railway Co.
  6.45%, 07/15/00                                                                      1,300,000               1,310,764
CSX Corp.
  7.90%, 05/01/17                                                                      1,000,000               1,054,565
Norfolk Southern Corp.
  7.70%, 05/15/17                                                                      1,000,000               1,025,061
Union Pacific Corp.
  6.79%, 11/09/07                                                                      1,000,000               1,007,565
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,421,568
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
(Cost: $192,150,165)                                                                                         194,400,729
-------------------------------------------------------------------------------------------------------------------------

Security                                                                             Face Amount                   Value
-------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES++--2.81%
-------------------------------------------------------------------------------------------------------------------------
Corp. Andina de Fomento
  7.75%, 03/01/04                                                                      1,000,000               1,042,999
France Telecom SA
  7.75%, 03/01/11                                                                      1,000,000               1,018,936
  8.50%, 03/01/31                                                                      1,000,000               1,048,585
Hydro Quebec
  8.40%, 01/15/22                                                                      2,000,000               2,294,118
Israel (State of)
  7.25%, 12/15/28                                                                        500,000                 447,676
Italy (Republic of)
  6.00%, 02/22/11                                                                      2,000,000               1,971,282
Mexico Government International Bond
  9.88%, 01/15/07                                                                      1,000,000               1,093,000
  11.50%, 05/15/26                                                                     1,000,000               1,260,000
Ontario (Province of)
  7.63%, 06/22/04                                                                        750,000                 800,804
  7.75%, 06/04/02                                                                        800,000                 824,925
Quebec (Province of)
  5.75%, 02/15/09                                                                      1,000,000                 962,458
United Mexican States
  8.50%, 02/01/06                                                                      1,000,000               1,047,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,654,688)                                                                                           13,812,283
-------------------------------------------------------------------------------------------------------------------------

Security                                                                             Face Amount                   Value
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--55.38%
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--38.33%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%, 02/15/29                                                                      1,700,000               1,556,231
  5.38%, 02/15/31                                       *                              5,000,000               4,739,845
  5.50%, 08/15/28                                                                      2,800,000               2,654,912
  6.00%, 02/15/26                                                                      1,200,000               1,213,627
  6.13%, 11/15/27                                                                      1,600,000               1,648,520
  6.13%, 08/15/29                                                                        800,000                 829,682
  6.25%, 08/15/23                                                                        700,000                 728,561
  6.50%, 11/15/26                                                                      1,500,000               1,616,758
  6.63%, 02/15/27                                                                      1,000,000               1,095,442
  7.13%, 02/15/23                                                                      5,200,000               5,961,124
  7.25%, 05/15/16                                       *                              4,100,000               4,665,415
  7.50%, 11/15/16                                                                        500,000                 582,156
  7.63%, 02/15/07                                                                        500,000                 511,172
  7.63%, 02/15/25                                                                      4,300,000               5,233,865

  8.00%, 11/15/21                                          6,250,000           7,783,694
  8.13%, 08/15/19                                          4,850,000           6,037,518
  8.75%, 11/15/08                                            500,000             545,918
  8.75%, 05/15/17                                          1,600,000           2,074,389
  8.75%, 05/15/20                                          2,300,000           3,039,340
  8.75%, 08/15/20                                          1,300,000           1,720,633
  8.88%, 08/15/17                                          1,000,000           1,311,484
  9.13%, 05/15/09                                          1,000,000           1,116,523
  9.13%, 05/15/18                                          1,500,000           2,018,647
  9.25%, 02/15/16                       *                    600,000             800,877
  9.38%, 02/15/06                                            800,000             943,939
  9.88%, 11/15/15                                          1,500,000           2,090,407
10.38%, 11/15/12                                           1,300,000           1,646,024
10.75%, 08/15/05                                             550,000             666,941
11.25%, 02/15/15                                             650,000             984,293
11.75%, 11/15/14                                             500,000             708,359
12.00%, 08/15/13                                           1,100,000           1,522,898
12.50%, 08/15/14                                             400,000             582,625
12.75%, 11/15/10                                             500,000             649,648
13.25%, 05/15/14                                             850,000           1,268,824
13.88%, 05/15/11                                             600,000             824,953
U.S. Treasury Notes
  4.25%, 11/15/03                                          1,500,000           1,492,995
  4.63%, 05/15/06                       *                  1,500,000           1,479,375
  4.75%, 02/15/04                                          2,100,000           2,111,380
  4.75%, 11/15/08                                          4,300,000           4,153,396
  5.00%, 02/15/11                       *                  4,000,000           3,881,248
  5.25%, 05/15/04                       *                  3,700,000           3,765,039
  5.38%, 06/30/03                                          2,250,000           2,296,206
  5.50%, 01/31/03                                          2,100,000           2,142,027
  5.50%, 02/28/03                       *                  3,500,000           3,572,320
  5.50%, 03/31/03                       *                  3,000,000           3,064,182
  5.50%, 05/31/03                       *                  1,450,000           1,481,749
  5.50%, 05/15/09                                            500,000             504,394
  5.63%, 12/31/02                                          5,000,000           5,107,520
  5.63%, 05/15/08                                          1,000,000           1,020,469
  5.75%, 11/30/02                                          1,600,000           1,635,296
  5.75%, 04/30/03                                          1,000,000           1,026,006
  5.75%, 08/15/03                                          2,700,000           2,775,381
  5.75%, 11/15/05                       *                  3,800,000           3,913,286
  5.88%, 09/30/02                                          1,700,000           1,737,485
  5.88%, 02/15/04                       *                  1,000,000           1,033,279
  5.88%, 11/15/04                                          3,500,000           3,620,172
  5.88%, 11/15/05                                            900,000             932,142
  6.00%, 07/31/02                                          2,000,000           2,043,124
  6.00%, 08/15/04                                          2,000,000           2,076,044
  6.00%, 08/15/09                                          2,800,000           2,911,810
  6.13%, 08/15/07                                          3,300,000           3,464,687
  6.25%, 06/30/02                                          3,000,000           3,068,190
  6.25%, 07/31/02                                          1,200,000           1,229,059
  6.25%, 02/15/03                       *                  3,800,000           3,921,144
  6.25%, 02/15/07                                          2,500,000           2,636,123
  6.38%, 06/30/02                                          1,500,000           1,535,868
  6.38%, 08/15/02                                          4,700,000           4,822,914
  6.50%, 05/15/05                                          2,600,000           2,748,967
  6.50%, 08/15/05                                          1,900,000           2,011,680
  6.50%, 10/15/06                       *                  2,600,000           2,765,230
  6.50%, 02/15/10                                          1,800,000           1,933,733
  6.63%, 05/15/07                       *                  2,500,000           2,685,840
  6.75%, 05/15/05                                          2,400,000           2,555,438
  6.88%, 05/15/06                                          5,400,000           5,821,400
  7.00%, 07/15/06                                          1,900,000           2,061,378
  7.25%, 08/15/04                                          8,950,000           9,610,707
  7.50%, 02/15/05                                          1,300,000           1,414,754
  7.88%, 11/15/04                                          3,000,000           3,285,228
----------------------------------------------------------------------------------------
                                                                             188,723,909
----------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.05%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank
  5.13%, 09/15/03                                                             7,000,000           7,041,454
  5.40%, 01/15/03                                                             1,500,000           1,520,742
  5.50%, 01/21/03                                                             1,000,000           1,015,292
  5.95%, 07/28/08                                                             3,500,000           3,505,156
  6.09%, 06/02/06                                                             1,500,000           1,533,066
  6.13%, 08/15/03                                                             1,000,000           1,026,375
  6.88%, 08/15/03                                                             1,000,000           1,041,376
Federal Home Loan Mortgage Corporation
  5.00%, 01/15/04                                                             5,000,000           5,006,385
  5.13%, 10/15/08                                                             1,600,000           1,524,320
  5.75%, 07/15/03                                                             4,000,000           4,078,572
  5.75%, 04/15/08                                                             2,000,000           1,985,162
  5.75%, 03/15/09                                                               500,000             492,519
  6.63%, 09/15/09                                                             3,000,000           3,107,166
  6.75%, 09/15/29                                                             3,000,000           3,061,263
  7.00%, 02/15/03                                                             3,000,000           3,116,895
  7.00%, 07/15/05                                                             1,000,000           1,056,759
  7.38%, 05/15/03                                                             4,000,000           4,194,064
Federal National Mortgage Association
  0.00%, 06/01/17                                                             1,000,000             354,585
  4.63%, 05/15/03                                                             3,000,000           3,004,968
  4.75%, 11/14/03                                       *                     1,000,000             998,821
  5.13%, 02/13/04                                                             3,104,000           3,118,691
  5.25%, 01/15/09                                                             1,000,000             954,715
  5.50%, 02/15/06                                                             3,000,000           2,996,256
  5.50%, 03/15/11                                                             1,000,000             952,348
  6.00%, 05/15/08                                                             1,000,000           1,006,336
  6.25%, 02/01/11                                                             1,000,000             994,603
  6.25%, 05/15/29                                                             2,000,000           1,912,634
  6.26%, 02/25/09                                                             5,000,000           4,955,595
  6.38%, 06/15/09                                                               394,000             402,240
  6.50%, 08/15/04                                                             1,500,000           1,559,804
  6.63%, 10/15/07                                                             1,000,000           1,044,892
  6.80%, 01/10/03                                                             1,400,000           1,450,481
  7.00%, 07/15/05                                                             3,500,000           3,710,235
  7.13%, 03/15/07                                                             1,000,000           1,070,628
  7.13%, 06/15/10                                                             1,000,000           1,067,642
  7.13%, 01/15/30                                                               887,000             948,169
  7.25%, 01/15/10                                                               500,000             537,023
Financing Corp.
  8.60%, 09/26/19                                                             1,150,000           1,412,701
  9.65%, 11/02/18                                                               500,000             665,876
Tennessee Valley Authority
  6.00%, 03/15/13                                                             1,000,000             975,389
  6.13%, 07/15/03                                                               500,000             499,744
  6.25%, 12/15/17                                                             1,600,000           1,582,594
  6.88%, 12/15/43                                                             1,000,000             980,524
  7.13%, 05/01/30                                                               450,000             482,087
-----------------------------------------------------------------------------------------------------------
                                                                                                 83,946,147
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $268,168,346)                                                                            272,670,056
-----------------------------------------------------------------------------------------------------------

Security                                                                    Face Amount               Value
-----------------------------------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--6.17%
-----------------------------------------------------------------------------------------------------------
Dreyfus Money Market Fund                               +                    11,266,786          11,266,786
Federal Home Loan Mortgage Corporation Discount Note
  3.86%, 07/03/01                                       +                     1,806,667           1,806,667

Goldman Sachs Financial Square Prime Obligation Fund    +                     6,017,660           6,017,660

Providian Temp Cash Money Market Fund                   +                    11,266,786          11,266,786
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $30,357,899)                                                                              30,357,899
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Security                                                                                  Face Amount               Value
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-0.60%
--------------------------------------------------------------------------------------------------------------------------

Investors Bank & Trust Tri-Party Repurchase Agreement, dated 06/29/01, due
07/02/01, with a maturity value of $2,978,641 and an effective yield of 3.70%.            2,977,723             2,977,723
--------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $2,977,723)                                                                                              2,977,723
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 104.45%
(Cost $507,308,821)                                                                                           514,218,690
--------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.45%)                                                                     (21,902,711)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                                                        $492,315,979
==============================================================================================================================


*    Denotes all or part of security on loan. See Note 4.
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++   Investment is denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

-------------------------------------------------------------------------------------------------------------
ASSETS

Investments at amortized cost (Cost:  $699,683,412) (Note 1)                          $           699,683,412
Receivables:
           Interest                                                                                 2,407,972
                                                                                      -----------------------
Total Assets                                                                                      702,091,384
                                                                                      -----------------------
LIABILITIES
Payables:
           Advisory fees (Note 2)                                                                     177,376
                                                                                      -----------------------
Total Liabilities                                                                                     177,376
                                                                                      -----------------------
NET ASSETS                                                                            $           701,914,008
                                                                                      =======================


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
           Interest                                                                   $            17,260,676
                                                                                      -----------------------
Total investment income                                                                            17,260,676
                                                                                      -----------------------
EXPENSES (Note 2)
           Advisory fees                                                                              329,007
                                                                                      -----------------------



Total expenses                                                                                        329,007
                                                                                      -----------------------
Net investment income                                                                              16,931,669
                                                                                      -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
           Net realized gain on sale of investments                                                    12,926
                                                                                      -----------------------
Net gain on investments                                                                                12,926
                                                                                      -----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $            16,944,595
                                                                                      =======================
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------

                                                                              For the Six Months
                                                                              Ended June 30, 2001      For the Year Ended
                                                                                  (Unaudited)          December 31, 2000
                                                                              ------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
           Net investment income                                             $      16,931,669        $      26,598,971
           Net realized gain                                                            12,926                       22
                                                                             -----------------        -----------------
Net increase in net assets resulting from operations                                16,944,595               26,598,993
                                                                             -----------------        -----------------
Interestholder transactions:
           Contributions                                                         1,955,251,771            1,633,105,244
           Withdrawals                                                          (1,783,579,543)          (1,391,880,314)
                                                                             -----------------        -----------------
Net increase in net assets resulting from interestholder transactions              171,672,228              241,224,930
                                                                             -----------------        -----------------
Increase in net assets                                                             188,616,823              267,823,923

NET ASSETS:

Beginning of period                                                                513,297,185              245,473,262
                                                                             -----------------        -----------------
End of period                                                                $     701,914,008        $     513,297,185
                                                                             =================        =================
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.38%
----------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  4.01%, 08/09/01                                                  5,000,000               5,000,055
BNP Paribas
  3.63%, 12/27/01                                                  5,000,000               5,000,482
  3.78%, 12/14/01                                                 20,000,000              20,013,262
Credit Suisse First Boston
  3.99%, 08/02/01                                                  5,000,000               5,000,045
  4.72%, 07/19/01                                                  5,000,000               5,000,026
Societe Generale
  3.88%, 07/29/02                                                 15,000,000              14,996,868
  3.97%, 08/13/01                                                  5,000,000               5,000,000
Toronto-Dominion Bank
  4.55%, 10/17/01                                                 15,000,000              14,995,093
UBS AG
  4.53%, 10/15/01                                                 15,000,000              14,994,233
World Savings Bank
  3.84%, 09/14/01                                                 25,000,000              24,996,733
----------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,996,797)                                                                     114,996,797
----------------------------------------------------------------------------------------------------

Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--46.33%
----------------------------------------------------------------------------------------------------
Amstel Funding Corp.
  3.96%, 08/20/01                                                 10,245,000              10,187,526
Centric Capital Corp.
  4.23%, 07/30/01                                                  7,000,000               6,975,325
Corporate Asset Funding Co.
  3.93%, 08/07/01                                                 15,000,000              14,937,775
Countrywide Home Loans Inc.
  4.30%, 07/02/01                                                 10,000,000               9,997,611
Dorada Finance Inc.
  3.96%, 08/23/01                                                  5,000,000               4,970,300
Eureka Securitization Corp.
  3.94%, 08/08/01                                                 15,000,000              14,935,975
Falcon Asset Securitization Corp.
  3.91%, 08/28/01                                                  2,350,000               2,334,941
  3.95%, 10/15/01                                                  1,023,000               1,010,990
  4.57%, 10/15/01                                                 15,000,000              14,796,254
Florens Container
  4.69%, 07/12/01                                                 15,000,000              14,976,550
GE Capital International
  4.22%, 07/26/01                                                 10,000,000               9,969,522
Goldman Sachs Group Inc.
  3.78%, 10/04/01                                                  5,000,000               4,949,600
  4.12%, 10/29/01                                                  5,000,000               4,930,761
Intrepid Funding
  3.90%, 09/04/01                                                  9,541,000               9,472,782
  4.23%, 07/19/01                                                  5,000,000               4,988,838
Jupiter Securitization Corp.
  3.91%, 09/04/01                                                  5,038,000               5,001,886
  3.94%, 08/10/01                                                  5,000,000               4,977,564
  4.02%, 07/19/01                                                  5,031,000               5,020,326
  4.78%, 07/02/01                                                  8,111,000               8,108,846
K2 USA LLC
  4.78%, 07/02/01                                                  7,000,000               6,998,141
Kitty Hawk Funding Corp.
  3.81%, 09/10/01                                                  3,455,000               3,428,673
Liberty Street Funding Corp.
  4.01%, 07/10/01                                                  5,000,000               4,994,430

Links Finance LLC
  3.60%, 11/15/01                                                  7,500,000               7,396,500
  3.60%, 11/30/01                                                  2,500,000               2,461,750
  4.64%, 08/09/01                                                  1,500,000               1,492,258
Moat Funding LLC
  3.80%, 10/05/01                                                  1,800,000               1,781,570
  3.95%, 07/02/01                                                 15,000,000              14,996,708
  4.22%, 08/03/01                                                  5,000,000               4,980,096
Moriarty LLC
  3.57%, 11/26/01                                                  5,000,000               4,926,121
  3.60%, 11/19/01                                                 10,000,000               9,858,000
  3.83%, 11/26/01                                                  5,000,000               4,920,740
  4.57%, 10/19/01                                                 10,000,000               9,859,091
Sigma Finance Inc.
  3.68%, 10/04/01                                                  5,000,000               4,950,933
  3.92%, 11/21/01                                                  5,000,000               4,921,600
  4.55%, 09/06/01                                                  5,000,000               4,957,027
Silver Tower US Funding LLC
  3.68%, 09/17/01                                                  5,000,000               4,959,677
  3.81%, 09/07/01                                                  7,000,000               6,948,883
  3.81%, 09/07/01                                                 15,000,000              14,890,463
  4.84%, 07/02/01                                                  3,851,000               3,849,963
Special Purpose Accounts Receivable Corp.
  4.00%, 07/06/01                                                  5,000,000               4,996,667
Svenska Handels Banken Inc.
  4.12%, 10/22/01                                                  3,898,000               3,847,144
Thames Asset Global Securitization Inc.
  4.24%, 07/26/01                                                  5,000,000               4,984,689
  4.67%, 07/13/01                                                 10,000,000               9,983,136
UBS Finance Delaware Inc.
  3.58%, 12/18/01                                                 10,000,000               9,829,950
  3.91%, 08/21/01                                                  3,700,000               3,679,103
  3.92%, 08/15/01                                                  1,800,000               1,790,984
  3.92%, 08/10/01                                                  3,000,000               2,986,607
WCP Funding Corp.
  4.27%, 07/10/01                                                  7,000,000               6,991,697
----------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $325,205,973)                                                                     325,205,973
----------------------------------------------------------------------------------------------------

Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES--2.15%
----------------------------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  4.31%, 05/31/02                                                  5,000,000               5,000,000
Dorada Finance Inc.
  6.83%, 09/17/01                                                 10,000,000              10,057,176
----------------------------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $15,057,176)                                                                       15,057,176
----------------------------------------------------------------------------------------------------

Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
TIME DEPOSITS--1.42%
----------------------------------------------------------------------------------------------------
Bank of Nova Scotia
  4.07%, 07/17/01                                                 10,000,000              10,000,000
----------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $10,000,000)                                                                       10,000,000
----------------------------------------------------------------------------------------------------


Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--29.33%
----------------------------------------------------------------------------------------------------
Associates Corp. of North America
  3.93%, 06/17/02                                                 15,000,000              14,999,987
  4.38%, 02/04/02                                                  1,000,000               1,000,801
Associates Manufactured Housing Certificates
  6.85%, 10/15/01                                                  3,925,775               3,925,775
AT&T Corp.
  4.78%, 07/13/01                                                 15,000,000              15,000,000
Bank One Corp.
  3.83%, 06/26/02                                                  3,000,000               3,000,534
  4.20%, 05/07/02                                                 10,000,000              10,014,090
  4.46%, 08/09/01                                                 10,000,000              10,002,015
Bank One NA
  4.44%, 01/31/02                                                  3,000,000               3,000,524
Bayerische Landesbank
  3.86%, 09/19/01                                                  2,500,000               2,499,618
CIT Group Holdings Inc.
  4.97%, 07/09/01                                                  2,500,000               2,499,938
Dorada Finance Inc.
  3.85%, 05/14/02                                                 10,000,000              10,000,000
First Union Corp.
  4.90%, 10/30/01                                                  8,000,000               8,002,804
First Union National Bank
  3.89%, 02/25/02                                                  5,000,000               4,999,446
Ford Motor Credit Co.
  4.93%, 07/16/01                                                 10,000,000              10,000,622
General Motors Acceptance Corp.
  4.50%, 08/06/01                                                  7,500,000               7,501,456
Goldman Sachs Group Inc.
  4.19%, 01/14/02                                                  5,000,000               5,004,155
  4.29%, 02/12/02                                                  1,000,000               1,001,474
  4.43%, 02/18/02                                                  1,400,000               1,403,617
  4.59%, 01/23/02                                                  4,000,000               4,005,104
  4.89%, 01/17/02                                                  2,000,000               2,002,278
  4.93%, 01/14/02                                                  5,000,000               5,006,798
K2 USA LLC
  3.87%, 06/17/02                                                 10,000,000              10,000,000
Key Bank NA
  4.01%, 03/18/02                                                  3,000,000               3,003,179
  4.71%, 10/26/01                                                  5,000,000               5,007,458
Links Finance LLC
  3.84%, 01/25/02                                                 10,000,000               9,997,436
Merrill Lynch & Co. Inc.
  4.00%, 09/13/01                                                  3,000,000               3,000,031
  4.08%, 10/12/01                                                  2,000,000               2,000,017
Monet Trust Class A2 Notes
  3.78%, 09/27/01                                                 15,000,000              15,000,000
Sigma Finance Inc.
  3.85%, 01/16/02                                                 10,000,000               9,998,631
US Bancorp
  5.20%, 05/08/02                                                 13,000,000              13,016,759
US Bank NA Minnesota
  3.93%, 07/23/01                                                 10,000,000              10,000,000
----------------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $205,894,547)                                                                     205,894,547
----------------------------------------------------------------------------------------------------


Security                                                         Face Amount                   Value
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-4.06%

Goldman Sachs Tri-Party Repurchase Agreement, dated 06/29/01, due 07/02/01, with a maturity value of 15,005,125 and an
effective yield of 4.10%.                                         15,000,000              15,000,000

Investors Bank & Trust Tri-Party Repurchase Agreement,
dated 06/29/01, due 07/02/01, with a maturity value of $919
and an effective yield of 3.70%.                                         919                     919

Merrill Lynch Tri-Party Repurchase Agreement, dated 06/29/01, due 07/02/01, with a maturity value of $13,532,566 and an
effective yield of 4.05%.                                         13,528,000              13,528,000
----------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $28,528,919)                                                                       28,528,919
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.67%
(Cost $699,683,412)                                                                      699,683,412
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.33%                                                    2,230,596
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                    $701,914,008
====================================================================================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS FOR MASTER INVESTMENT PORTFOLIO

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.


     These financial statements relate to the Bond Index, Money Market, S&P 500 Index, Extended Index, and International Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTION AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

CHANGE IN ACCOUNTING POLICY

     Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Master Portfolio did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Bond Index Master Portfolio, but resulted in a $2,208,617 decrease in undistributed net investment income, with a corresponding $2,208,617 increase in unrealized appreciation (depreciation), based on securities held by the Bond Index Master Portfolio on January 1, 2001.

     The effect on the Bond Index Master Portfolio for the six months ended June 30, 2001, was to decrease net investment income by $820,243, increase net unrealized appreciation (depreciation) by $494,368, and increase net realized gain (loss) by $325,875. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

FUTURES CONTRACTS

     The Master Portfolios, with the exception of the Money Market Master Portfolio, may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2001, the open futures contracts outstanding were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                       Number of       Futures        Expiration         Notional             Net Unrealized
Master Portfolio                       Contracts        Index            Date         Contract Value     Appreciation/Depreciation
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio            81              S&P 500       09/21/01       $ 24,941,925          $     (568,363)

Extended Index Master Portfolio           21         Russell 2000       09/21/01          5,413,800          $       55,300

International Index Master Portfolio      26              Euro 50       09/21/01            944,238          $      (27,878)

                                           8             FSTE 100       09/01/01            635,783                 (28,520)

                                          25           Nikkei 300       09/17/01            517,158                  (3,968)
                                                                                                             ---------------
                                                                                                             $      (60,366)

------------------------------------------------------------------------------------------------------------------------------------

     The S&P 500 Index and Extended Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $1,400,000 and $500,000 respectively.

     The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $403,753 for initial margin requirements.

   REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolios at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Aggregate Market
Master Portfolio                        Repurchase Agreement               Interest Rate(s)     Maturity Date(s)          Value
------------------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio             Investors Bank & Trust Tri-Party         6.75 %             05/15/05         $   3,037,744

Money Market Master Portfolio           Goldman Sachs Tri-Party                  6.00               05/01/31            15,300,001

                                        Investors Bank & Trust Tri-Party         6.75               05/15/05                10,734

                                        Merrill Lynch Tri-Party               6.45 - 7.56      10/01/02 - 06/01/35      13,799,950

S&P 500 Index Master Portfolio          Investors Bank & Trust Tri-Party         6.75               05/15/05            21,843,847

Extended Index Master Portfolio         Investors Bank & Trust Tri-Party         6.75               05/15/05             5,109,421

International Index Master Portfolio    Investors Bank & Trust Tri-Party         6.75               05/15/05             2,543,976

    FORWARD  CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of June 30, 2001, the International Index Master Portfolio held the following foreign currency and cross currency exchange contracts:

--------------------------------------------------------------------------------------------------------------------------------
Forward Cross Currency Contracts
--------------------------------------------------------------------------------------------------------------------------------
                                                 U.S.                                        U.S.
                                                Dollar                                      Dollar      Exchange    Unrealized
Contracts to Deliver                            Value     In Exchange For                    Value        Date         Loss
--------------------------------------------------------------------------------------------------------------------------------
      36,177          British Pound Sterling   $ 50,813      6,160,698     Japanese Yen    $ 49,585     08/03/01     $ (1,228)

--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $ (1,228)
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts
------------------------------------------------------------------------------------------------------------------------------------
                                     Foreign Currency      Exchange     Foreign Currency       U.S. Dollar          Unrealized
Currency                              Purchased/Sold         Date         Cost/Proceeds           Value             Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Purchase Contracts

British Pound Sterling                        1,051,437     08/03/01        $   1,493,879      $  1,476,798         $   (17,081)

Euro Dollar                                   2,704,777     08/03/01            2,376,023         2,288,259             (87,764)

Japanese Yen                                135,954,858     08/03/01            1,122,013         1,094,242             (27,771)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $  (132,616)
------------------------------------------------------------------------------------------------------------------------------------
Sale Contracts

British Pound Sterling                          513,223     08/03/01        $     728,000      $    720,848         $     7,152

Euro Dollar                                       1,805     07/02/01                1,531             1,528                   3

                                              1,432,792     08/03/01            1,247,000         1,212,152              34,848

Japanese Yen                                    524,450     07/02/01                4,199             4,206                  (7)

                                             89,221,956     08/03/01              740,000           718,109              21,891
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $    63,887
------------------------------------------------------------------------------------------------------------------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.10%, 0.05%, and 0.08% of the average daily net assets of the Bond Index, Money Market, S&P 500 Index and Extended Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") may serve as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators, who have agreed jointly to provide general administrative services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Extended Index Master Portfolio and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI and Stephens are not entitled to compensation for providing administration services to the Bond Index, Money Market and S&P 500 Index Master Portfolios, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in these Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from these Master Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2001, BGIS received brokerage commissions from the Extended Index Master Portfolio in the amount of $444, related to the purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2001, were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government Obligations                             Other Securities
                                         -------------------------------------------  -------------------------------------------
Master Portfolio                                    Purchases                  Sales             Purchases                  Sales
---------------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio                $       79,136,962     $       73,074,763    $       61,782,666     $       28,152,319

S&P 500 Index Master Portfolio                             --                     --           122,953,122            176,817,818

Extended Index Master Portfolio                            --                     --            14,354,580             21,248,381

International Index Master Portfolio                       --                     --             5,580,693                229,488

---------------------------------------------------------------------------------------------------------------------------------

     At June 30, 2001, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                            Tax             Unrealized              Unrealized         Appreciation
Master Portfolio                                           Cost           Appreciation            Depreciation       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio                  $      510,011,806     $        9,203,176      $      (4,996,292)    $       4,206,884

S&P 500 Index Master Portfolio                    2,842,931,519            540,830,019           (368,179,192)          172,650,827

Extended Index Master Portfolio                     228,550,833             37,585,655            (65,891,058)          (28,305,403)

International Index Master Portfolio                120,170,547              2,795,211            (20,726,193)          (17,930,982)

------------------------------------------------------------------------------------------------------------------------------------

     At June 30, 2001, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 and the value of the related collateral were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                            Value of                            Value of
Master Portfolio                                                          Securities                          Collateral
------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio                                  $            29,688,839              $           30,357,899

S&P 500 Index Master Portfolio                                           108,650,593                         112,338,545
Extended Index Master Portfolio                                           15,689,218                          16,536,410
International Index Master Portfolio                                       6,230,918                           6,582,963

------------------------------------------------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

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

------------------------------------------------------------------------------------------------------------------------------------
                                     Six         For the      For the          For the       For the        For the       For the
                                Months Ended    Year Ended  Period Ended      Year Ended    Year Ended     Year Ended    Year Ended
                                June 30, 2001  December 31, December 31,     February 28,  February 28,   February 28,  February 29,
                                  (Unaudited)          2000         1999             1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio

    Ratio of expenses    5          0.08 %         0.08 %        0.08 % 1        0.08 %          0.08 %       0.09 %       0.09 %
    to average net
    assets

    Ratio of net         5          6.13 % 7       6.73 %        6.44 % 1        6.31 %          6.73 %       6.83 %       6.43 %
    investment income
    to average net
    assets

    Portfolio turnover                22 %           52 %          25 % 1          28 %            59 %         39 %         21 %
    rate

    Total return                    3.45 % 6      11.91 %       (0.67)% 1 6      6.39 %         10.51 %       4.47 %      12.32 %

Money Market Master Portfolio

    Ratio of expenses    5          0.10 %         0.10 %        0.10 % 1        0.10 % 4           N/A          N/A          N/A
    to average net
    assets

    Ratio of net         5          5.19 %         6.43 %        5.23 % 1        5.17 % 4           N/A          N/A          N/A
    investment income
    to average net
    assets

    Total return                    2.62 % 6       6.52 %        4.44 % 1 6      2.61 % 4 6         N/A          N/A          N/A

S&P 500 Index Master Portfolio

    Ratio of expenses    5          0.05 %         0.05 %        0.05 % 1        0.05 %          0.05 %       0.05 %       0.05 %
    to average net
    assets

    Ratio of net         5          1.21 %         1.22 %        1.44 % 1        1.61 %          1.89 %       2.31 %       2.68 %
    investment income
    to average net
    assets

    Portfolio turnover                 4 %           10 %           7 % 1          11 %             6 %          4 %          2 %
    rate

    Total return                   (6.71)% 6      (9.19)%       19.82 % 1 6     19.65 %         34.77 %      25.97 %      34.50 %

Extended Index Master Portfolio

    Ratio of expenses    5          0.10 %         0.10 %        0.10 % 2           N/A             N/A          N/A          N/A
    to average net
    assets

    Ratio of net         5          1.00 %         0.93 %        1.26 % 2           N/A             N/A          N/A          N/A
    investment income
    to average net
    assets

    Portfolio turnover                 8 %           38 %          17 % 2
    rate                                                                            N/A             N/A          N/A          N/A

    Total return                   (3.95)% 6     (14.53)%       36.30 % 2 6         N/A             N/A          N/A          N/A

International Index Master
Portfolio

    Ratio of expenses    5          0.25 %         0.25 %        0.25 % 3           N/A             N/A          N/A          N/A
    to average net
    assets

    Ratio of net         5          2.12 %         1.47 %        0.82 % 3           N/A             N/A          N/A          N/A
    investment income
    to average net
    assets

    Portfolio turnover                 0 % 8         45 %          39 % 3
    rate                                                                            N/A             N/A          N/A          N/A

    Total return                  (14.62)% 6     (14.85)%       20.50 % 3 6         N/A             N/A          N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------

    1 For the ten months ended December 31, 1999. The Bond Index, Money Market, and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.
    2 Period from March 1, 1999 (commencements of operations) to December 31, 1999.
    3 Period from October 1, 1999 (commencement of operations) to December 31, 1999.
    4 Period from September 1, 1998 (commencement of operations) to February 28, 1999.
    5  Annualized for periods of less than one year.
    6  Not Annualized.
    7 Effective January 1, 2001, the Bond Index Master Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets from 6.47% to 6.13%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
    8  Rounds to less than 1%.

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